UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	08-31-09

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report
August 31, 2009

American Century Investments

California Long-Term Tax-Free Fund

California High-Yield Municipal Fund

President’s Letter

Dear Investor:

Thank you for investing with us during the 12 months ended August 31, 2009. We appreciate your trust in American Century Investments® during this remarkable period.

During the first half of the fiscal year, historic levels of stress, instability, and intervention governed global financial results as the subprime-initiated credit and financial crises and resulting global recession froze the capital markets, triggering a flight to safety.

The second half had a much different tone. Optimism and risk appetites returned as U.S. economic growth projections for coming quarters turned positive. As we passed the second anniversary of the subprime mortgage meltdown and the first anniversary of Lehman Brothers’ landmark collapse, the worst of the economic and financial market obstacles appeared to be behind us.

We believe, however, that careful security selection and risk management remain important. We’re not out of the economic woods yet, not with rising mortgage and corporate default rates, mounting job losses, relatively tight credit conditions, and more debt reduction than spending by consumers and businesses.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Managing risk is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The U.S. economy and financial markets have come a long way in the past 12 months, but the coming year will likely present additional challenges. Given that outlook, I’m pleased to share with you my strong belief that we have the proper investment teams and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Table of Contents

Market Perspective	2
U.S. Fixed-Income Total Returns	2

California Long-Term Tax-Free

Performance	3
Portfolio Commentary	5
Portfolio at a Glance, Yields, Portfolio Composition
by Credit Rating, and Top Five Sectors	7

California High-Yield Municipal

Performance	8
Portfolio Commentary	10
Portfolio at a Glance, Yields, Portfolio Composition
by Credit Rating, and Top Five Sectors	12

Shareholder Fee Examples	13

Financial Statements

Schedule of Investments	15
Statement of Assets and Liabilities	31
Statement of Operations	33
Statement of Changes in Net Assets	34
Notes to Financial Statements	35
Financial Highlights	43
Report of Independent Registered Public Accounting Firm	51

Other Information

Management	52
Approval of Management Agreements	55
Additional Information	60
Index Definitions	61

The opinions expressed in the Market Perspective and each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Municipals Tumbled then Rallied

In the first half of the 12-month period ended August 31, 2009, widespread credit and liquidity problems, along with unprecedented failures and takeovers of several major financial institutions, plagued the financial markets. Despite massive U.S. government intervention in the financial system and a record-low federal funds target rate of nearly 0%, credit remained scarce and economic activity dropped sharply.

Investors shunned all but the highest-quality securities. Demand for U.S. Treasuries skyrocketed, pushing Treasury prices higher and yields to record lows in December. Meanwhile, selling of municipal bonds by hedge funds, combined with the collapse of several national bond insurers and mounting budget crises in many states, contributed to historic volatility and under-performance for municipals.

This unrest pushed municipal bond yields to record levels relative to Treasuries, which helped spark a municipal rally in 2009. High-quality municipals finished the 12-month period with solid gains, while high-yield securities were unable to fully recover from the sell-off among riskier assets. Although high-yield municipals performed well during the rally, they did not generate sufficient gains to offset their earlier losses.

California Municipals Lagged on State’s Fiscal Woes

California municipal bonds generally lagged their national counterparts during the reporting period. Sinking tax revenues and the state’s budget nightmare stifled investor demand. Furthermore, the state’s credit rating was downgraded to various degrees by all three major ratings agencies. Late in the period, the government closed its $26.3 billion fiscal 2010 budget shortfall with massive spending cuts, borrowing, and the issuance of IOUs.

Despite this challenging climate, we believe California will not default on its general obligation (GO) debt. California’s Constitution mandates payment, and the state has only moderate debt levels compared with its general fund revenues.

Overall, our outlook remains positive. The California municipal market is diverse and still offers attractive opportunities among high-quality local-government GO, essential-service revenue, health care, higher education and airport bonds. More so than the state, local governments built up reserves during the “good years” to provide a cushion during these lean times.

U.S. Fixed-Income Total Returns
For the 12 months ended August 31, 2009
Barclays Capital Municipal Market Indices		Barclays Capital Taxable Market Indices
Municipal Bond	5.67%	U.S. Aggregate Index	7.94%
California Tax-Exempt Bond	4.16%	U.S. Treasury Index	6.09%
3-Year Municipal Bond	5.57%
5-Year General Obligation (GO) Bond	6.94%
Long-Term Municipal Bond	3.34%
Non-Investment-Grade Municipal Bond	-9.19%

Performance

California Long-Term Tax-Free

Total Returns as of August 31, 2009
		Average Annual Returns
				Since	Inception
	1 year	5 years	10 years	Inception	Date
Investor Class	3.47%	3.24%	4.80%	6.65%	11/9/83
Barclays Capital Long-Term
Municipal Bond Index(1)	3.34%	3.72%	5.54%	8.09%(2)	—
Lipper California Municipal
Debt Funds Average Returns(3)	0.78%	2.43%	4.03%	6.70%(4)	—
Investor Class’s Lipper Ranking(3)
as of 8/31/09	17 of 123	20 of 100	10 of 78	2 of 2	—
as of 9/30/09	46 of 123	29 of 100	13 of 78	2 of 2	—
A Class					9/28/07
No sales charge*	3.22%	—	—	2.49%
With sales charge*	-1.42%	—	—	0.08%
B Class					9/28/07
No sales charge*	2.44%	—	—	1.72%
With sales charge*	-1.56%	—	—	-0.35%
C Class	2.45%	—	—	1.72%	9/28/07

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Formerly Lehman Brothers Long-Term Municipal Bond Index.
(2)	Since 10/31/83, the date nearest the Investor Class’s inception for which data are available.
(3)	Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
Lipper Rankings — Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(4)	Since 11/10/83, the date nearest the Investor Class’s inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

California Long-Term Tax-Free

One-Year Returns Over 10 Years
Periods ended August 31
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	7.79%	10.55%	5.14%	1.81%	6.83%	5.38%	2.89%	1.24%	3.29%	3.47%
Barclays Capital
Long-Term Municipal
Bond Index	7.34%	12.35%	5.62%	2.62%	9.24%	10.52%	4.08%	0.36%	0.62%	3.34%

Total Annual Fund Operating Expenses
Investor Class	A Class	B Class	C Class
0.49%	0.74%	1.49%	1.49%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

California Long-Term Tax-Free

Portfolio Managers: David MacEwen, Joseph Gotelli, and Steven Permut

Performance Summary

California Long-Term Tax-Free rose 3.47%* for the 12 months ended August 31, 2009. By comparison, the Barclays Capital Long-Term Municipal Bond Index gained 3.34%. For the same period, the California Municipal Debt Funds tracked by Lipper had an average return of 0.78%. The portfolio’s average annual returns also exceeded those of its Lipper group average for the five- and 10-year periods ended in August. See page 3 for additional performance comparisons.

The fiscal year covered a remarkable period that included the worst of the economic downturn, a steep decline and subsequent rebound in financial markets, and California’s ongoing budget crisis (see the Market Perspective on page 2). In that environment, the fund enjoyed a positive absolute return and outperformed its Lipper peer group average. The portfolio also finished ahead of the Barclays Index despite the fact that California debt trailed the national average.

We believe the portfolio’s outperformance of its peer group amid the market volatility and for the five- and 10-year periods ended in August highlight the advantages of our consistent, measured approach—we use careful credit analysis to build positions with what we believe to be attractive risk/ reward characteristics. A number of trades helped performance in the fiscal year, led by the portfolio’s exposure to general obligation (GO) bonds.

GO Allocation Contributed

A key contribution to the portfolio’s return relative to the Lipper group average came from our exposure to California GOs. We believe we were underweight these securities relative to our peers early in the fiscal year, when they underperformed for technical (supply and demand) reasons in the wake of the credit crisis. We began to add GOs in 2009 when their yield and total return potential reached what we considered very attractive levels compared with the actual risks inherent in these bonds. As a result, we believe we held an overweight position later in the fiscal year when GOs outperformed.

Credit Exposure Helped

Over the course of the fiscal year we added a number of select, lower-rated bonds that we felt offered compelling risk/reward trade-offs. This positioning aided performance—it helped to favor higher-quality securities early in the fiscal year, while it was beneficial to hold slightly more lower-rated bonds in recent months. This trade, and the addition of A-rated GO bonds, helps explain the modest increase in bonds rated A and BBB in the portfolio since our last report to shareholders.

*All fund returns referenced in this commentary are for Investor Class shares.

California Long-Term Tax-Free

Other Contributors

The portfolio also enjoyed a positive contribution to return from a trade using long-term municipal bonds and 30-year Treasury futures designed to capitalize on the changing yield relationship between municipals and Treasuries. We implemented the trade when long-term municipal yields exceeded those on like-maturity Treasuries, a condition caused by the extreme market conditions of late 2008. The trade was based on the expectation that the yield difference between the two would move toward their normal historical relationship—with municipals yielding less than Treasuries—which they did.

Holding more long-term municipal bonds also meant the portfolio had a slightly long duration (greater price sensitivity to interest rate changes). That helped performance as investors began to move out the maturity spectrum in search of additional yield later in the reporting period.

Outlook

“We remain very positive on the municipal market,” said Steven Permut, leader of the municipal bond team at American Century Investments. “Municipal bond prices are being supported by record demand and a relative lack of supply—two factors we don’t see changing in the near term. Having said that, economic fundamentals remain poor, and we think tax-based bonds and those issued by local governments are likely to face challenges. In addition, California’s complicated budget situation brings additional “headline risk” and the possibility of further credit rating downgrades. These factors could result in significant price volatility for the state’s bonds. We think these conditions put a premium on careful credit analysis and individual security selection—what we believe are two strengths of our management approach.”

California Long-Term Tax-Free

Portfolio at a Glance
	As of 8/31/09	As of 8/31/08
Weighted Average Maturity	17.4 years	16.8 years
Average Duration (Modified)	7.7 years	8.0 years

Yields as of August 31, 2009
30-Day SEC Yield
Investor Class		4.23%
A Class		3.80%
B Class		3.25%
C Class		3.25%

Investor Class 30-Day Tax-Equivalent Yields(1)
31.98% Tax Bracket		6.22%
34.70% Tax Bracket		6.48%
39.23% Tax Bracket		6.96%
41.05% Tax Bracket		7.18%
(1) The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Portfolio Composition by Credit Rating
	% of	% of
	fund investments	fund investments
	as of 8/31/09	as of 2/28/09
AAA	28%	22%
AA	27%	37%
A	36%	35%
BBB	9%	6%
Ratings provided by independent research companies. These ratings are listed in Standard & Poor’s format even if they were provided by other sources. The letter ratings indicate the credit worthiness of the underlying bonds in the portfolio and generally range from AAA (highest) to D (lowest).

Top Five Sectors as of August 31, 2009
		% of
		fund investments
General Obligation (GO)		21%
Certificate of Participation (COPs)/Leases		14%
Hospital Revenue		12%
Water/Sewer/Gas Revenue		11%
Prerefunded		10%

Performance

California High-Yield Municipal

Total Returns as of August 31, 2009
		Average Annual Returns
				Since	Inception
	1 year	5 years	10 years	Inception	Date
Investor Class	-1.16%	2.80%	4.77%	5.66%	12/30/86
Barclays Capital Long-Term
Municipal Bond Index(1)	3.34%	3.72%	5.54%	6.85%(2)	—
Lipper California Municipal
Debt Funds Average Returns(3)	0.78%	2.43%	4.03%	5.58%(2)	—
Investor Class’s Lipper Ranking(3)
as of 8/31/09	102 of 123	39 of 100	13 of 78	12 of 24	—
as of 9/30/09	103 of 123	22 of 100	2 of 78	10 of 24	—
A Class					1/31/03
No sales charge*	-1.41%	2.54%	—	3.38%
With sales charge*	-5.87%	1.60%	—	2.66%
B Class					1/31/03
No sales charge*	-2.14%	1.77%	—	2.61%
With sales charge*	-6.14%	1.59%	—	2.61%
C Class	-2.14%	1.77%	—	2.65%	1/31/03

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50%
maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Formerly Lehman Brothers Long-Term Municipal Bond Index.
(2)	Since 12/31/86, the date nearest the Investor Class’s inception for which data are available.
(3)	Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
Lipper Rankings — Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

California High-Yield Municipal

One-Year Returns Over 10 Years
Periods ended August 31
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	6.70%	9.50%	6.07%	3.35%	8.48%	9.65%	3.80%	1.22%	0.81%	-1.16%
Barclays Capital
Long-Term Municipal
Bond Index	7.34%	12.35%	5.62%	2.62%	9.24%	10.52%	4.08%	0.36%	0.62%	3.34%

Total Annual Fund Operating Expenses
Investor Class	A Class	B Class	C Class
0.52%	0.77%	1.52%	1.52%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary

California High-Yield Municipal

Portfolio Manager: Steven Permut

Performance Summary

California High-Yield Municipal declined 1.16%* for the 12 months ended August 31, 2009. By comparison, the Barclays Capital Long-Term Municipal Bond Index rose 3.34%. At the same time, the California Municipal Debt Funds tracked by Lipper had an average gain of 0.78%. However, the portfolio’s average annual returns continued to exceed those of its Lipper group average for the five- and 10-year periods ended in August. See page 8 for additional performance comparisons.

The fiscal year covered a remarkable period that included the worst of the economic downturn, a steep decline and subsequent rebound in financial markets, and California’s ongoing budget crisis (see the Market Perspective on page 2). In that challenging environment for lower-rated, credit-sensitive bonds, the fund produced negative absolute results and trailed the Barclays Index and its Lipper peer group average.

The portfolio’s credit and sector allocations explain its relative underperfor mance. Nevertheless, a number of decisions made positive contributions to return in the fiscal year, including additions to our stake in general obligation (GO) bonds, and a trade intended to capitalize on the changing yield relationship between municipal and Treasury bonds.

Credit, Sector Exposure Were Key

Below-investment-grade municipals (such as those in which the portfolio invests) trailed investment-grade bonds by a wide margin for the 12 months, as the Barclays Capital Non-Investment-Grade (High-Yield) Municipal Bond Index fell 9.19%. This explains the portfolio’s underperfor-mance of the high-quality Barclays Long-Term Municipal Bond Index and Lipper group average, which primarily reflects the return of investment-grade portfolios. High-yield municipals performed particularly poorly in late 2008—the height of the financial crisis—but have come roaring back in 2009, though still posting negative absolute results for the full 12 months.

Our sector allocation within the non-investment-grade slice further detracted from performance. We had little or no exposure to the tobacco, airline, and other corporate-backed municipal bonds that have snapped back dramatically so far in 2009. Instead, we held a significant allocation to land-secured bonds, which tend to be less liquid (less frequently bought and sold) than other bonds, so their prices typically adjust more slowly to market movements. As a result, these securities lagged in the market recovery.

*All fund returns referenced in this commentary are for Investor Class shares.

California High-Yield Municipal

Positive Contributors

At the other end of the spectrum, the portfolio enjoyed a positive contribution to return from a trade using long-term municipal bonds and 30-year Treasury futures designed to capitalize on the changing yield relationship between municipals and Treasuries. We implemented the trade when long-term municipal yields exceeded those on like-maturity Treasuries, a condition caused by the extreme market conditions of late 2008. The trade was based on the expectation that the yield difference between the two would move toward their normal historical relationship—with municipals yielding less than Treasuries—which they did.

It also helped to increase the portfolio’s overall credit quality, as we continued to trim what we saw as our weakest names in favor of California GOs and investment-grade health care credits. We began to add GOs in the first quarter of 2009, when their yield and total return potential reached what we considered very attractive levels compared with the actual risks inherent in these bonds. These trades contributed to performance, because GOs and some of the BBB-rated health care securities we purchased did well in recent months.

Outlook

“We remain very positive on the municipal market,” said Steven Permut, leader of the municipal bond team at American Century Investments. “Municipal bond prices are being supported by record demand and a relative lack of supply—two factors we don’t see changing in the near term. Having said that, economic fundamentals remain poor, and we think tax-based bonds and those issued by local governments are likely to face challenges. In addition, California’s complicated budget situation brings additional “headline risk” and the possibility of further credit rating downgrades. These factors could result in significant price volatility for the state’s bonds. We think these conditions put a premium on careful credit analysis and individual security selection—what we believe are two strengths of our management approach.”

California High-Yield Municipal

Portfolio at a Glance
	As of 8/31/09	As of 8/31/08
Weighted Average Maturity	19.4 years	17.2 years
Average Duration (Modified)	7.8 years	7.0 years

Yields as of August 31, 2009
30-Day SEC Yield
Investor Class		5.21%
A Class		4.74%
B Class		4.23%
C Class		4.23%

Investor Class 30-Day Tax-Equivalent Yields(1)
31.98% Tax Bracket		7.66%
34.70% Tax Bracket		7.98%
39.23% Tax Bracket		8.57%
41.05% Tax Bracket		8.84%
(1) The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Portfolio Composition by Credit Rating
	% of	% of
	fund investments	fund investments
	as of 8/31/09	as of 2/28/09
AAA	19%	25%
AA	16%	24%
A	23%	11%
BBB	9%	7%
Unrated	33%	33%
Ratings provided by independent research companies. These ratings are listed in Standard & Poor’s format even if they were provided by other sources. The letter ratings indicate the credit worthiness of the underlying bonds in the portfolio and generally range from AAA (highest) to D (lowest).

Top Five Sectors as of August 31, 2009
		% of
		fund investments
Land Secured		25%
General Obligation (GO)		12%
Electric Revenue		9%
Hospital Revenue		9%
Prerefunded		8%

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2009 to August 31, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	3/1/09	8/31/09	3/1/09 – 8/31/09	Expense Ratio*
California Long-Term Tax-Free
Actual
Investor Class	$1,000	$1,057.30	$2.54	0.49%
A Class	$1,000	$1,056.10	$3.84	0.74%
B Class	$1,000	$1,052.10	$7.71	1.49%
C Class	$1,000	$1,052.10	$7.71	1.49%
Hypothetical
Investor Class	$1,000	$1,022.74	$2.50	0.49%
A Class	$1,000	$1,021.48	$3.77	0.74%
B Class	$1,000	$1,017.69	$7.58	1.49%
C Class	$1,000	$1,017.69	$7.58	1.49%
California High-Yield Municipal
Actual
Investor Class	$1,000	$1,071.70	$2.72	0.52%
A Class	$1,000	$1,070.40	$4.02	0.77%
B Class	$1,000	$1,066.40	$7.92	1.52%
C Class	$1,000	$1,066.40	$7.92	1.52%
Hypothetical
Investor Class	$1,000	$1,022.58	$2.65	0.52%
A Class	$1,000	$1,021.32	$3.92	0.77%
B Class	$1,000	$1,017.54	$7.73	1.52%
C Class	$1,000	$1,017.54	$7.73	1.52%
*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

California Long-Term Tax-Free

AUGUST 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
Municipal Securities — 97.7%			California County
			Tobacco Securitization
CALIFORNIA — 95.6%			Agency Rev., (Gold Country
ABAG Finance Auth. for			Settlement Funding Corp.),
Nonprofit Corps. Rev.,			5.25%, 6/1/46(1)	$ 5,000,000	$ 3,525,600
(899 Charleston LLC),			California Department of
VRDN, 0.20%, 9/1/09			Water Resources Power
(LOC: LaSalle Bank N.A.)	$ 600,000	$ 600,000	Supply Rev., Series 2002 A,
ABAG Finance Auth. for			5.50%, 5/1/14 (Ambac)(1)	3,480,000	3,817,142
Nonprofit Corps. Rev.,			California Department of
(Oshman Family Jewish			Water Resources Power
Community), VRDN, 0.12%,			Supply Rev., Series 2005 G4,
9/1/09 (LOC: LaSalle			5.00%, 5/1/16(1)	2,050,000	2,266,890
Bank N.A.)	1,500,000	1,500,000	California Educational
ABAG Finance Auth. for			Facilities Auth. Rev.,
Nonprofit Corps. Rev.,			(University of Pacific),
(Sharp Healthcare),			5.25%, 5/1/34(1)	2,000,000	1,896,620
6.25%, 8/1/39(1)	2,200,000	2,233,946
			California Educational
Anaheim Public Financing			Facilities Auth. Rev.,
Auth. Rev., (Electric			(University of Santa Clara),
System Distribution),			5.625%, 4/1/37	5,000,000	5,265,600
5.25%, 10/1/39(1)	4,000,000	4,099,720
			California Educational
Antioch Public Financing			Facilities Auth. Rev.,
Auth. Lease Rev.,			(University of Southern
Series 2002 A,			California), 5.50%,
(Municipal Facilities),			10/1/09, Prerefunded
5.50%, 1/1/32 (NATL)(1)	5,235,000	5,263,269	at 101% of Par(1)(2)	7,570,000	7,677,418
Antioch Public Financing			California Educational
Auth. Lease Rev.,			Facilities Auth. Rev.,
Series 2002 B,			(Western University
(Municipal Facilities),			Health Sciences), 6.00%,
5.625%, 1/1/27 (NATL)(1)	6,005,000	6,118,374	10/1/12, Prerefunded
Avenal Public Financing			at 100% of Par(1)(2)	1,920,000	2,195,290
Auth. Rev., 5.00%, 9/1/25(1)	1,395,000	1,196,589	California Educational
Banning COP, (Wastewater			Facilities Auth. Rev.,
System Refunding &			Series 2004 C,
Improvement), 8.00%,			(Lutheran University),
1/1/19 (Ambac)(1)(2)	495,000	579,917	5.00%, 10/1/29(1)	1,220,000	1,064,474
Bay Area Toll Auth. Toll			California Educational
Bridge Rev., Series 2008 F1,			Facilities Auth. Rev.,
(San Francisco Bay Area),			Series 2007 A, (Claremont
5.00%, 4/1/39(1)	2,135,000	2,163,161	Graduate University),
Bay Area Toll Auth. Toll			5.00%, 3/1/42(1)	4,000,000	3,653,720
Bridge Rev., Series 2009 F1,			California Educational
(San Francisco Bay Area),			Facilities Auth. Rev.,
5.25%, 4/1/27(1)	3,750,000	4,024,200	Series 2009 A, (University
Berryessa Union School			of Southern California),
District GO, Series 2001 B,			5.00%, 10/1/39(1)	3,953,000	4,057,359
(Election of 1999), 5.375%,			California GO,
8/1/11, Prerefunded at			5.00%, 4/1/26(1)	3,000,000	3,014,430
101% of Par (FSA)(1)(2)	1,205,000	1,322,849	California GO,
Big Bear Lake Water Rev.,			5.75%, 4/1/28(1)	2,000,000	2,113,020
6.00%, 4/1/22 (NATL)(1)	3,500,000	4,060,105	California GO,
			5.00%, 6/1/32(1)	6,600,000	6,415,992

California Long-Term Tax-Free

	Principal			Principal
	Amount	Value		Amount	Value
California GO,			California Public Works
5.00%, 11/1/32(1)	$ 9,500,000	$ 9,232,670	Board Lease Rev., Series
California GO,			1993 A, (Department of
6.50%, 4/1/33(1)	5,000,000	5,545,200	Corrections), 5.00%,
			12/1/19 (Ambac)(1)	$ 4,000,000	$ 3,998,120
California GO,
5.00%, 6/1/34(1)	6,400,000	6,194,752
			California Public Works
California GO,			Board Lease Rev.,
5.00%, 4/1/38(1)	7,000,000	6,662,670	Series 2005 A,
			(Department of General
California GO,			Services – Butterfield),
6.00%, 4/1/38(1)	5,000,000	5,290,900	5.25%, 6/1/30(1)	3,250,000	3,065,530
California Health Facilities			California Public Works
Financing Auth. Rev.,			Board Lease Rev., Series
Series 1993 C, (St. Francis			2006 E, (University of
Memorial Hospital),			California Research),
5.875%, 11/1/23(1)(2)	7,165,000	8,767,524	5.00%, 10/1/31(1)	2,835,000	2,819,861
California Health Facilities			California State University
Financing Auth. Rev.,			Systemwide Rev.,
Series 2008 C, (Providence			Series 2007 A, 5.00%,
Health & Services),			11/1/24 (FSA)(1)	5,000,000	5,260,600
6.50%, 10/1/33(1)	1,000,000	1,095,390
			California State University
California Health Facilities			Systemwide Rev., Series
Financing Auth. Rev., Series			2009 A, 5.25%, 11/1/34(1)	2,200,000	2,226,444
2008 J, (Catholic Healthcare
West), 5.625%, 7/1/32(1)	5,000,000	4,871,050	California Statewide
			Communities Development
California Health Facilities			Auth. Rev., Series 1998 A,
Financing Auth. Rev., Series			(Sherman Oaks Project),
2009 A, (Catholic Healthcare			5.00%, 8/1/22
West), 6.00%, 7/1/39(1)	3,400,000	3,412,172	(Ambac/California
California Health Facilities			Mortgage Insurance)(1)	8,515,000	8,377,909
Financing Auth. Rev.,			California Statewide
Series 2009 A, (Children’s			Communities Development
Hospital of Orange County),			Auth. Rev., Series 2001 C,
6.50%, 11/1/38(1)	5,000,000	5,107,550	(Kaiser Permanente), VRDN,
California Health Facilities			5.25%, 8/1/16(1)	5,000,000	4,841,700
Financing Auth. Rev.,			California Statewide
Series 2009 A, (Saint			Communities Development
Joseph Health System),			Auth. Rev., Series 2005 A,
5.50%, 7/1/29(1)	3,750,000	3,800,850	(Thomas Jefferson School
California Health Facilities			of Law), 4.875%, 10/1/15,
Financing Auth. Rev.,			Prerefunded at 100%
Series 2009 A, (Saint			of Par(1)(2)	1,000,000	1,111,050
Joseph Health System),			California Statewide
5.75%, 7/1/39(1)	3,000,000	3,033,420	Communities Development
California Health Facilities			Auth. Rev., Series 2006 B,
Financing Auth. Rev., Series			(Kaiser Permanente),
2009 B, (Providence Health			5.25%, 3/1/45(1)	5,000,000	4,637,500
Services), 5.50%, 10/1/39(1)	1,000,000	1,000,710	California Statewide
California Infrastructure			Communities Development
& Economic Development			Auth. Rev., Series 2008 C,
Bank Rev., (Performing			(Catholic Healthcare West),
Arts Center of Los Angeles			5.625%, 7/1/35(1)	3,000,000	2,891,040
County), 5.00%, 12/1/37(1)	1,000,000	900,910	Campbell Union High School
			District GO, 5.00%, 8/1/30(1)	2,400,000	2,466,048

California Long-Term Tax-Free

	Principal			Principal
	Amount	Value		Amount	Value
Capistrano Unified School			Hillsborough School District
District Special Tax Rev.,			GO, Series 2006 B, (Election
(Community Facilities			of 2002), 4.88%, 9/1/31(1)(3)	$ 5,335,000	$ 1,563,315
District No. 88-1), 6.50%,			Huntington Beach Union
9/1/14 (FSA)(1)	$ 5,695,000	$ 5,815,051	High School District GO,
Carlsbad Unified School			(Election of 2004),
District GO, Series 2007 A,			4.98%, 8/1/30
(Election of 2006), 5.25%,			(FSA-CR) (NATL)(1)(3)	6,880,000	1,824,301
8/1/32 (NATL)(1)	1,125,000	1,173,015	Huntington Beach Union
Castaic Lake Water Agency			High School District GO,
COP, Series 1994 A, (Water			(Election of 2004), 5.00%,
System Improvement),			8/1/31 (NATL)(1)(3)	5,000,000	1,207,350
7.00%, 8/1/12 (NATL)(1)	1,520,000	1,734,290	Irvine Ranch Water District
Coalinga Public Financing			Rev., VRDN, 0.12%, 9/1/09
Auth. Local Obligation Rev.,			(LOC: Bank of America N.A.)	1,100,000	1,100,000
Series 1998 A, (Senior Lien),			Kern High School
6.375%, 9/15/21 (Ambac)(1)	1,320,000	1,425,151	District GO, 7.15%,
Concord Joint Powers			8/1/14 (NATL)(1)(2)	1,815,000	2,276,627
Financing Auth. Lease			Kern High School District
Rev., (Concord Avenue			GO, Series 1992 C,
Parking Structure),			(Election of 1990), 6.25%,
5.125%, 3/1/23(1)	2,615,000	2,685,867	8/1/13 (NATL)(1)(2)	1,340,000	1,592,188
Concord Joint Powers			Kern High School District
Financing Auth. Lease			GO, Series 1993 D, 7.00%,
Rev., (Police Facilities),			8/1/17 (NATL)(1)(2)	3,630,000	4,731,560
5.25%, 8/1/13(1)	1,810,000	1,954,384
			Lancaster Financing Auth.
Contra Costa Water District			Tax Allocation Rev., (Projects
Rev., Series 1992 E, 6.25%,			No. 5 & 6), 5.60%, 2/1/34(1)	1,250,000	1,110,363
10/1/12 (Ambac)(1)	1,205,000	1,286,036
			Lancaster Financing Auth.
Escondido COP, 5.00%,			Tax Allocation Rev., (School
9/1/30 (Ambac)(1)	4,725,000	4,634,705	District), 5.00%, 2/1/37(1)	5,190,000	3,841,690
Fresno Sewer Rev.,			Lodi Unified School District
Series 1993 A1, 6.25%,			COP, Series 2005 A,
9/1/14 (Ambac)(1)	2,225,000	2,481,409	(Aspire), 5.00%, 8/1/32
Golden State Tobacco			(FGIC)(NATL)(1)	2,140,000	2,017,399
Securitization Corp.			Los Angeles Community
Settlement Rev.,			College District GO, Series
Series 2003 A1, 6.25%,			2008 E1, (Election of 2001),
6/1/33, Prerefunded at			5.00%, 8/1/26(1)	2,800,000	2,929,024
100% of Par(1)(2)	1,355,000	1,513,738
			Los Angeles Department of
Golden State Tobacco			Airports Rev., Series 2008 C,
Securitization Corp.			(Los Angeles International
Settlement Rev., Series			Airport), 5.25%, 5/15/21(1)	4,370,000	4,647,014
2007 A1, 5.125%, 6/1/47(1)	4,375,000	3,071,031
			Los Angeles Department
Golden State Tobacco			of Water & Power Rev.,
Securitization Corp.			Series 2008 A1, (Power
Settlement Rev., Series			System), 5.25%, 7/1/38(1)	4,000,000	4,125,160
2007 A1, 5.75%, 6/1/47(1)	14,470,000	11,286,745
			Los Angeles Unified School
Hillsborough School District			District GO, Series 2006 G,
GO, Series 2006 B, (Election			(Election of 2004), 5.00%,
of 2002), 4.86%, 9/1/29(1)(3)	4,705,000	1,569,306	7/1/25 (Ambac)(1)	5,000,000	5,211,050
Hillsborough School District			Manhattan Beach Unified
GO, Series 2006 B, (Election			School District GO, Series
of 2002), 4.87%, 9/1/30(1)(3)	5,010,000	1,563,771	2009 A, (Election of 2008),
			6.37%, 9/1/29(1)(3)	5,905,000	1,711,151

California Long-Term Tax-Free

	Principal			Principal
	Amount	Value		Amount	Value
Metropolitan Water District			Pico Rivera Water Auth.
of Southern California Rev.,			Rev., Series 1999 A,
5.75%, 8/10/18(1)	$ 8,000,000	$ 8,862,720	(Water System), 5.50%,
Metropolitan Water			5/1/29 (NATL)(1)	$ 2,500,000	$ 2,778,975
District of Southern			Pomona Unified School
California Rev., Series			District GO, Series 2000 A,
2006 B, 4.375%, 7/1/37(1)	3,000,000	2,844,840	6.55%, 8/1/29 (NATL)(1)	1,000,000	1,109,270
Metropolitan Water			Pomona Unified School
District of Southern			District GO, Series 2001 A,
California Rev., Series			6.15%, 8/1/30 (NATL)(1)	1,000,000	1,052,350
2009 B, 5.00%, 7/1/30(1)	4,000,000	4,209,240	Poway Unified School
Metropolitan Water			District Public
District of Southern			Financing Auth. Rev. ,
California Rev., Series			7.875%, 9/15/39	1,070,000	1,108,959
2009 C, 5.00%, 7/1/35(1)	1,150,000	1,184,155	Riverside Redevelopment
Modesto Irrigation District			Agency Tax Allocation Rev.,
COP, Series 2009 A,			Series 2004 A, (Housing
5.75%, 10/1/34(1)	2,500,000	2,589,250	Set-Aside), 5.00%,
M-S-R Public Power Agency			8/1/28 (FGIC)(NATL)(1)	1,330,000	1,179,338
Rev., Series 1989 D,			Sacramento County Airport
(San Juan), 6.75%,			System Rev., Series
7/1/20 (NATL)(1)(2)	8,145,000	10,080,985	2009 D, (Subordinate
New Haven Unified School			PFC/Grant Revenue
District GO, 12.00%,			Bonds), 5.625%, 7/1/29(1)	1,000,000	1,004,400
8/1/18 (FSA)(1)	1,000,000	1,646,800	Saddleback Valley Unified
Oakland Redevelopment			School District Public
Agency Tax Allocation Rev.,			Financing Auth. Special
(Central District), 5.50%,			Tax Rev., Series 1997 A,
2/1/14 (Ambac)(1)	5,055,000	5,104,994	6.00%, 9/1/16 (FSA)(1)	1,000,000	1,126,000
Orange County Improvement			San Bernardino Community
Bond Act of 1915 Special			College District GO, Series
Assessment Rev.,			2008 A, (Election of 2002),
(Newport Coast Phase IV			6.25%, 8/1/33(1)	1,800,000	2,016,126
Assessment District			San Bernardino Community
No. 01-1), 5.00%, 9/2/26	850,000	743,334	College District GO, Series
Orange County Improvement			2009 B, 0.00%, 8/1/19(1)(4)	7,400,000	4,161,760
Bond Act of 1915 Special			San Diego County COP
Assessment Rev.,			Linked Security, ARC, YCC,
(Newport Coast Phase IV			5.625%, 9/1/12 (Ambac)(1)	5,300,000	5,415,328
Assessment District			San Diego Public Facilities
No. 01-1), 5.05%, 9/2/33	1,250,000	1,037,138	Financing Auth. Rev., Series
Oxnard School District			2009 A, 5.25%, 5/15/34(1)	2,000,000	2,037,920
GO, Series 2001 A, 5.75%,			San Francisco City and
8/1/22 (NATL)(1)	3,100,000	3,289,100	County COP, Series
Palomar Pomerado Health			2009 A, (Multiple Capital
GO, Series 2009 A,			Improvement Projects),
(Election of 2004), 0.00%,			5.00%, 4/1/29(1)	1,170,000	1,179,699
8/1/19 (AGC)(1)(4)	1,670,000	1,008,463	San Mateo County Joint
Pasadena COP, (Old			Powers Financing Auth.
Pasadena Parking Facility),			Lease Rev., Series 1993 A,
6.25%, 1/1/18(1)	2,075,000	2,420,571	(Capital Projects Program),
Perris Public Financing Auth.			6.50%, 7/1/15 (NATL)(1)	3,000,000	3,470,130
Tax Allocation Rev.,
5.35%, 10/1/36	1,150,000	850,770

California Long-Term Tax-Free

	Principal			Principal
	Amount	Value		Amount	Value
San Mateo County Joint			Ukiah Electric Rev., 6.25%,
Powers Financing Auth.			6/1/18 (NATL)(1)	$ 2,315,000	$ 2,559,834
Lease Rev., Series 1993 A,			Ventura County Community
(Capital Projects Program),			College District GO, Series
6.00%, 7/1/19 (NATL)(1)	$ 4,000,000	$ 4,492,560	2008 C, (Election of 2002),
Santa Margarita-Dana Point			5.50%, 8/1/33(1)	5,000,000	5,192,450
Auth. Rev., Series 1994 B,			Vernon Electric System
(Improvement Districts 3,			Rev., Series 2009 A,
3A, 4, 4A), 7.25%,			5.125%, 8/1/21(1)	5,000,000	5,001,300
8/1/14 (NATL)(1)	2,000,000	2,306,900
			Vista COP, (Community
Shasta Lake Public Finance			Projects), 5.00%,
Auth. Rev., 5.00%, 4/1/25(1)	2,470,000	2,165,202	5/1/37 (NATL)(1)	7,000,000	6,403,040
South Coast Air Quality			Walnut Valley Unified School
Management District			District GO, Series 1992 B,
Building Corp. Rev.,			6.00%, 8/1/10 (Ambac)(1)(2)	1,445,000	1,519,446
(Installment Sale
Headquarters), 6.00%,			Watsonville Insured Hospital
8/1/11 (Ambac)(1)	2,500,000	2,587,950	Rev., Series 1996 A,
			(Community Hospital),
South Gate COP,			6.20%, 7/1/12 (California
Series 2002 A, 5.50%,			Mortgage Insurance)(1)(2)	1,925,000	2,097,499
9/1/21 (Ambac)(1)	2,705,000	2,710,031
			Woodland COP, (Wastewater
South Orange County Public			System Reference), 5.75%,
Financing Auth. Special			3/1/12 (Ambac)(1)	2,460,000	2,559,605
Tax Rev., Series 1994 A,
(Senior Lien), 7.00%,					403,405,506
9/1/11 (NATL)(1)	2,000,000	2,135,800	GUAM — 0.2%
Southern California Public			Guam Government GO,
Power Auth. Rev.,			Series 2009 A,
(Multiple Projects),			6.75%, 11/15/29(1)	900,000	909,324
6.75%, 7/1/12 (FSA-CR)(1)	7,315,000	8,317,155	PUERTO RICO — 1.9%
Southern California Public			Puerto Rico Electric Power
Power Auth. Rev.,			Auth. Rev., Series 2002 II,
(Multiple Projects),			5.375%, 7/1/12, Prerefunded
6.75%, 7/1/13 (FSA-CR)(1)	3,730,000	4,363,951	at 101% of Par (XLCA)(1)(2)	4,000,000	4,524,680
Stanton Redevelopment			Puerto Rico Infrastructure
Agency Tax Allocation Rev.,			Financing Auth. Special Tax
(Community Development),			Rev., Series 2005 C, 5.50%,
5.45%, 12/1/17 (Ambac)(1)	1,105,000	1,105,818	7/1/23 (Ambac)(1)	2,000,000	1,976,960
Taft Public Financing Auth.			University of Puerto Rico
Lease Rev., Series 1997 A,			Rev., Series 2006 Q,
(Community Correctional			5.00%, 6/1/12(1)	1,200,000	1,235,292
Facility Acquisition),					7,736,932
6.05%, 1/1/17(1)	2,000,000	2,002,340
			TOTAL INVESTMENT
Tuolumne Wind Project			SECURITIES — 97.7%
Auth. Rev., Series 2009 A,			(Cost $405,221,273)		412,051,762
5.625%, 1/1/29(1)	1,200,000	1,232,772
			OTHER ASSETS
Turlock Health Facility COP,			AND LIABILITIES — 2.3%		9,819,593
(Emanuel Medical Center,
Inc.), 5.50%, 10/15/18(1)	1,215,000	1,132,659	TOTAL NET ASSETS — 100.0%		$421,871,355
Turlock Health Facility COP,
(Emanuel Medical Center,
Inc.), 5.50%, 10/15/19(1)	1,285,000	1,186,633

California Long-Term Tax-Free

Futures Contracts
Underlying Face
Contracts Sold	Expiration Date	Amount at Value	Unrealized Gain (Loss)
84 U.S. Long Bond	December 2009	$10,059,000	$(185,908)

Notes to Schedule of Investments
ABAG = Association of Bay Area Governments
AGC = Assured Guaranty Corporation
Ambac = Ambac Assurance Corporation
ARC = Auction Rate Certificate
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
FSA = Financial Security Assurance, Inc.
FSA-CR = Financial Security Assurance, Inc. — Custodial Receipts
GO = General Obligation
LOC = Letter of Credit
M-S-R = Modesto, Stockton, Redding
NATL = National Public Finance Guarantee Corporation
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.
YCC = Yield Curve Certificate
(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $10,059,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)	Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

See Notes to Financial Statements.

California High-Yield Municipal

AUGUST 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
Municipal Securities — 98.5%			California Department of
			Water Resources Power
CALIFORNIA — 94.8%			Supply Rev., Series 2008 H,
ABAG Finance Auth. for			5.00%, 5/1/22(1)	$ 4,500,000	$ 4,769,100
Nonprofit Corps. Rev.,			California Department of
(Sharp Healthcare),			Water Resources Water
6.25%, 8/1/39(1)	$ 1,800,000	$ 1,827,774	System Rev., Series
ABC Unified School District			2008 AE, (Central Valley),
GO, Series 2000 B, 6.14%,			5.00%, 12/1/23(1)	2,500,000	2,733,475
8/1/21 (NATL/FGIC)(1)(2)	1,000,000	516,900	California Economic
Anaheim Public Financing			Recovery GO, Series
Auth. Lease Rev.,			2004 A, 5.25%, 7/1/14
Series 1997 A, (Public			(NATL/FGIC)(1)	6,000,000	6,688,680
Improvements), 6.00%,			California Educational
9/1/24 (FSA)(1)	1,200,000	1,352,316	Facilities Auth. Rev.,
Beaumont Financing Auth.			(Western University
Local Agency Special Tax			Health Sciences), 6.00%,
Rev., Series 2004 D,			10/1/12, Prerefunded at
5.80%, 9/1/35	2,875,000	2,334,730	100% of Par(1)(3)	1,505,000	1,716,859
Beaumont Financing Auth.			California Educational
Local Agency Special Tax			Facilities Auth. Rev.,
Rev., Series 2005 B,			Series 2009 A, (Pomona
5.40%, 9/1/35	1,390,000	1,055,246	College), 5.00%, 1/1/24(1)	1,400,000	1,560,006
Beaumont Financing Auth.			California GO,
Local Agency Special Tax			6.00%, 4/1/38(1)	5,000,000	5,290,900
Rev., Series 2005 C,			California Health Facilities
5.50%, 9/1/29	855,000	692,507	Financing Auth. Rev.,
Beaumont Financing Auth.			Series 1989 A, (Kaiser
Local Agency Special Tax			Permanente), 7.15%,
Rev., Series 2005 C,			10/1/12 (Ambac-TCRS)(1)(2)	4,000,000	3,696,000
5.50%, 9/1/35	4,000,000	2,831,240	California Health Facilities
Beaumont Financing Auth.			Financing Auth. Rev.,
Local Agency Special			Series 2008 A, (Scripps
Tax Rev., Series 2006 A,			Health), 5.50%, 10/1/20(1)	1,500,000	1,574,250
(Improvement Area			California Health Facilities
No. 19C), 5.35%, 9/1/36	2,700,000	1,854,225	Financing Auth. Rev.,
Beaumont Financing Auth.			Series 2008 A, (Sutter
Local Agency Special			Health), 5.50%, 8/15/16(1)	5,000,000	5,421,350
Tax Rev., Series 2008 A,			California Health Facilities
(Improvement Area			Financing Auth. Rev.,
No. 19C), 6.875%, 9/1/36	1,050,000	901,215	Series 2008 A3,
Berryessa Unified School			(Stanford Hospital),
District GO, Series 2000 A,			VRDN, 3.45%, 6/15/11(1)	3,700,000	3,812,961
6.18%, 8/1/21 (FSA)(1)(2)	1,190,000	633,211	California Health Facilities
Berryessa Unified School			Financing Auth. Rev.,
District GO, Series 2000 A,			Series 2008 C, (Providence
6.05%, 8/1/22 (FSA)(1)(2)	1,220,000	608,231	Health & Services),
Berryessa Unified School			6.50%, 10/1/33(1)	1,000,000	1,095,390
District GO, Series 2000 A,			California Health Facilities
6.06%, 8/1/23 (FSA)(1)(2)	1,000,000	461,340	Financing Auth. Rev., Series
California Department of			2008 G, (Catholic Healthcare
Water Resources Power			West), 5.50%, 7/1/25(1)	2,000,000	2,002,600
Supply Rev., Series 2005 G4,
5.00%, 5/1/16(1)	2,450,000	2,709,210

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
California Health Facilities			California State Department
Financing Auth. Rev., Series			of Water Resources Rev.,
2009 A, (Catholic Healthcare			Series 2009 AF, (Water
West), 6.00%, 7/1/39(1)	$ 4,300,000	$ 4,315,394	System), 5.00%, 12/1/32(1)	$ 1,000,000	$ 1,045,120
California Health Facilities			California State University
Financing Auth. Rev.,			Fresno Association, Inc.
Series 2009 A, (Children’s			Rev., (Auxiliary Organization
Hospital of Orange County),			Event Center), 7.00%,
6.50%, 11/1/38(1)	3,000,000	3,064,530	7/1/12, Prerefunded at
California Infrastructure			101% of Par(1)(3)	2,455,000	2,867,759
& Economic Development			California State University
Bank Rev., Series 2008 A,			Rev., Series 2005 C,
(California Independent			(Systemwide Financing
System Operator Corp.),			Program), 5.00%,
5.00%, 2/1/13(1)	2,500,000	2,655,900	11/1/30 (NATL)(1)	10,000,000	10,015,100
California Mobilehome			California State University
Park Financing Auth. Rev.,			Rev., Series 2009 A,
Series 2000 B, (Union City			(Systemwide Financing
Tropics), 7.30%, 8/15/10,			Program), 5.25%, 11/1/38(1)	3,000,000	3,020,130
Prerefunded at 102%			California Statewide
of Par(3)	4,410,000	4,768,974	Communities Development
California Mobilehome Park			Auth. COP, (Sonoma
Financing Auth. Rev.,			County Indian Health),
Series 2001 B, (Rancho			6.40%, 9/1/29(1)	2,290,000	2,162,058
Vallecitos – San Marcos),			California Statewide
6.75%, 11/15/36	1,905,000	1,603,877	Communities Development
California Mobilehome Park			Auth. Rev., (Drew School),
Financing Auth. Rev., Series			5.30%, 10/1/37	1,070,000	735,015
2003 B, (Palomar Estates			California Statewide
E&W), 7.00%, 9/15/36(1)	6,345,000	5,611,899	Communities Development
California Mobilehome Park			Auth. Rev., (Lancer
Financing Auth. Rev., Series			Educational Student
2006 B, (Union City Tropics),			Housing), 5.625%, 6/1/33	2,500,000	1,706,025
5.50%, 12/15/41	2,000,000	1,446,380	California Statewide
California Municipal			Communities Development
Finance Auth. Rev., (Biola			Auth. Rev., (Southern
University), 5.875%, 10/1/34	1,000,000	965,010	California Presbyterian
California Pollution Control			Homes), 7.25%, 11/15/41(1)	2,500,000	2,553,800
Financing Auth. Rev., Series			California Statewide
1996 C, (Pacific Gas and			Communities Development
Electric), VRDN, 0.15%,			Auth. Rev., (Thomas
9/1/09 (LOC: JPMorgan			Jefferson School of Law),
Chase Bank)(1)	800,000	800,000	7.75%, 10/1/11, Prerefunded
California Public Works			at 101% of Par(1)(3)	1,910,000	2,162,578
Board Lease Rev., Series			California Statewide
1993 D, (Department of			Communities Development
Corrections), 5.25%,			Auth. Rev., Series 2001 C,
6/1/15 (FSA)(1)	2,000,000	2,230,360	(Kaiser Permanente), VRN,
California State and Local			5.25%, 8/1/16(1)	4,000,000	3,873,360
Government Financial Auth.			California Statewide
Rev., Series 1997 B, (Marin			Communities Development
Valley Mobile Country),			Auth. Rev., Series 2007 A,
7.50%, 10/1/24	1,265,000	1,189,530	(California Baptist
			University), 5.50%, 11/1/38	9,000,000	6,022,620

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
California Statewide			Clovis Public Financing
Communities Development			Auth. Lease Rev.,
Auth. Rev., Series			(Corporate Yard), 5.375%,
2007 A, (Front Porch			3/1/20 (Ambac)(1)	$ 1,780,000	$ 1,869,552
Communities and Services),			Corcoran COP,
5.125%, 4/1/37(1)(4)	$ 3,400,000	$ 2,484,448	8.75%, 6/1/16(4)	425,000	484,598
California Statewide			Corona Department
Communities Development			of Water & Power COP,
Auth. Rev., Series 2007 A,			5.00%, 9/1/35 (NATL)(1)	2,000,000	1,899,620
(Valleycare Health System),
5.125%, 7/15/31	2,000,000	1,319,060	Duarte Unified School
			District GO, Series 1999 B,
California Statewide			6.08%, 11/1/23 (FSA)(1)(2)	1,150,000	522,640
Communities Development
Auth. Rev., Series 2008 B,			Duarte Unified School
(Rady Children’s Hospital),			District GO, Series 2006 E,
VRDN, 0.11%, 9/1/09			(Election of 1998), 5.07%,
			11/1/28 (FSA)(1)(2)	2,355,000	730,427
(LOC: Bank of the West)(1)	1,100,000	1,100,000
California Statewide			Eastern Municipal Water
Communities Development			District Water & Sewer
Auth. Rev., Series 2008 D,			COP, Series 2008 H,
			5.00%, 7/1/33(1)	4,500,000	4,534,875
(Los Angeles County
Museum of Art), VRDN,			El Dorado County
0.10%, 9/1/09 (LOC: Wells			Community Facilities District
Fargo Bank N.A.)(1)	2,500,000	2,500,000	No. 1992-1 Special Tax Rev.,
California Statewide			5.60%, 9/1/09	970,000	970,000
Communities Development			El Dorado County
Auth. Rev., Series 2009 A,			Community Facilities
(Kaiser Permanente),			District No. 2001-1 Special
5.00%, 4/1/19	5,000,000	5,218,400	Tax Rev., (Promontory
Capistrano Unified School			Specific), 6.30%, 9/1/31	2,500,000	1,925,225
District Special Tax Rev.,			El Dorado County
(Community Facilities			Community Facilities
District No. 90-2),			District No. 2005-1 Special
6.00%, 9/1/33	6,250,000	5,453,500	Tax Rev., 5.25%, 9/1/35	3,400,000	2,163,692
Carmel Unified School			Folsom Community Facilities
District GO, 5.50%,			District No. 7 Special Tax
8/1/25 (NATL)(1)	1,000,000	1,022,610	Rev., 5.75%, 9/1/14	2,450,000	2,381,253
Carson Redevelopment			Folsom Community Facilities
Agency Tax Allocation Rev.,			District No. 10 Special Tax
Series 2009 A, (Project Area			Rev., 7.00%, 9/1/24	2,610,000	2,492,550
No.1 ), 7.00%, 10/1/36(1)	2,000,000	2,072,980	Folsom Community Facilities
Chino Valley Unified School			District No. 14 Special
District COP, Series 2001 A,			Tax Rev., 6.30%, 9/1/11,
5.375%, 9/1/20 (FSA)(1)	1,700,000	1,734,952	Prerefunded at 102%
			of Par(3)	6,500,000	7,276,620
Chula Vista Community
Facilities District No. 06-1			Foothill-De Anza Community
Area A Special Tax Rev.,			College District GO, 6.16%,
(Eastlake Woods),			8/1/21 (NATL)(1)(2)	3,000,000	1,705,650
6.20%, 9/1/33	3,600,000	3,400,920	Fullerton Community
Chula Vista Industrial			Facilities District No. 1
Development Rev.,			Special Tax Rev., (Amerige
Series 2004 D, (San Diego			Heights), 6.20%, 9/1/32	3,000,000	2,585,850
Gas), 5.875%, 1/1/34(1)	1,000,000	1,028,670

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
Fullerton Unified School			Huntington Beach Union
District Special Tax Rev.,			High School District GO,
(Community Facilities			(Election of 2004), 5.00%,
District No. 2001-1),			8/1/31 (NATL)(1)(2)	$ 5,000,000	$ 1,207,350
6.375%, 9/1/31	$ 5,000,000	$ 4,800,500	Imperial Irrigation District
Glendale Unified School			COP, (Water System),
District GO, Series 1999 C,			5.50%, 7/1/29 (Ambac)(1)	5,000,000	5,051,150
6.00%, 9/1/22 (FSA)(1)	2,630,000	2,699,038	Imperial Irrigation District
Golden State Tobacco			Rev., 5.00%, 11/1/33(1)	2,185,000	2,145,757
Securitization Corp.			Independent Cities Lease
Settlement Rev., Series			Finance Auth. Rev., Series
2007 A1, 5.125%, 6/1/47(1)	8,500,000	5,966,575	2004 A, (Morgan Hill –
Golden State Tobacco			Hacienda Valley Mobile
Securitization Corp.			Estates), 5.90%, 11/15/34	2,235,000	1,807,869
Settlement Rev., Series			Independent Cities Lease
2007 A1, 5.75%, 6/1/47(1)	7,500,000	5,850,075	Finance Auth. Rev., Series
Hawaiian Gardens COP,			2006 B, (San Juan Mobile
Series 2000 A, 8.00%,			Estates), 5.55%, 5/15/31	500,000	376,575
6/1/10, Prerefunded at			Independent Cities Lease
102% of Par(3)	2,965,000	3,173,469	Finance Auth. Rev., Series
Hawaiian Gardens			2006 B, (San Juan Mobile
Redevelopment Agency			Estates), 5.85%, 5/15/41	1,150,000	853,611
Tax Allocation Rev.,			Independent Cities Lease
Series 2006 B,			Finance Auth. Rev., Series
(Redevelopment Project			2007 A, (Santa Rosa
No. 1), 5.40%, 12/1/25	1,155,000	926,160	Leisure Mobilehome Park),
Hemet Unified School			5.70%, 11/15/47	3,430,000	2,634,446
District Special Tax Rev.,			Irvine California Unified
(Community Facilities			School District Special Tax
District No. 2005-2),			Rev., (Community Facilities
5.25%, 9/1/30	2,670,000	1,923,628	District No. 06-1), VRDN,
Hemet Unified School			0.12%, 9/1/09 (LOC: Bank
District Special Tax Rev.,			of America N.A.)	1,550,000	1,550,000
(Community Facilities			Irvine Improvement
District No. 2005-2),			Bond Act of 1915 Special
5.25%, 9/1/35	1,510,000	1,035,800	Assessment Rev., (Limited
Hesperia Public Financing			Obligation Assessment
Auth. Tax Allocation			District No. 93-14), VRDN,
Rev., Series 2007 A,			0.16%, 9/1/09 (LOC: Bank
(Redevelopment and			of America N.A.)(1)	1,362,000	1,362,000
Housing), 5.50%,			Irvine Improvement
9/1/32 (XLCA)(1)	3,500,000	2,996,245	Bond Act of 1915 Special
Hesperia Public Financing			Assessment Rev., Series
Auth. Tax Allocation			2006 B, (Reassessment
Rev., Series 2007 A,			District No. 03-19), VRDN,
(Redevelopment and			0.10%, 9/1/09 (LOC: Bank
Housing), 5.50%,			of New York and California
9/1/37 (XLCA)(1)	2,025,000	1,671,314	State Teacher’s Retirement)	1,264,000	1,264,000
Highland Community			Jurupa Special Tax Rev.,
Facilities District No. 2001-1			Series 2008 A, (Community
Special Tax Rev.,			Facilities District No. 25),
6.45%, 9/1/28	2,000,000	1,742,740	8.875%, 9/1/38	2,000,000	2,044,640
Hillsborough School District
GO, Series 2006 B, (Election
of 2002), 4.84%, 9/1/28(1)(2)	3,345,000	1,198,881

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
Kern Community College			Los Angeles Community
Safety, Repair and			Facilities District No. 3
Improvement District GO,			Special Tax Rev., (Cascades
(Election of 2002), 4.56%,			Business Park & Golf
11/1/30 (FSA)(1)(2)	$ 8,550,000	$ 2,184,354	Course), 6.40%, 9/1/22	$ 1,310,000	$ 1,201,296
Laguna Salada Union			Los Angeles Department of
School District GO, Series			Airports Rev., Series 2008 C,
2000 C, 6.12%, 8/1/29			(Los Angeles International
(NATL/FGIC)(1)(2)	1,000,000	282,420	Airport), 5.25%, 5/15/25(1)	2,000,000	2,066,160
Lake Elsinore Community			Los Angeles Unified School
Facilities District No. 2004-3			District GO, Series 2009 D,
Special Tax Rev., Series			5.00%, 1/1/34(1)	2,500,000	2,523,050
2005 A, (Rosetta Canyon			Manteca Unified School
Improvement Area No. 1),			District GO, (Election
5.25%, 9/1/35	1,225,000	827,757	of 2004), 4.92%,
Lake Elsinore Community			8/1/30 (NATL)(1)(2)	5,455,000	1,416,882
Facilities District No. 2004-3			Metropolitan Water
Special Tax Rev., Series			District of Southern
2006 A, (Rosetta Canyon			California Rev., Series
improvement Area No. 2),			2009 A, 5.00%, 1/1/39(1)	5,000,000	5,115,750
5.25%, 9/1/37	5,000,000	3,268,450	Metropolitan Water
Lake Elsinore Community			District of Southern
Facilities District No. 2005-1			California Rev., Series
Special Tax Rev., Series			2009 C, 5.00%, 7/1/35(1)	1,150,000	1,184,155
2006 A, (Serenity),
5.35%, 9/1/36	1,100,000	762,498	Milpitas Improvement
			Bond Act of 1915
Lake Elsinore Community			Special Assessment Rev.,
Facilities District No. 2005-2			Series 1996 A, (Local
Special Tax Rev., Series			Improvement District
2005 A, (Alverhill Ranch			No. 18), 6.75%, 9/2/16	1,480,000	1,480,385
Improvement Area A),
5.45%, 9/1/36	5,000,000	3,403,550	Modesto Irrigation District
			COP, Series 2009 A,
Lake Elsinore Community			(Capital Improvements),
Facilities District No. 2006-2			6.00%, 10/1/39(1)	3,000,000	3,185,010
Special Tax Rev., Series
2006 A, (Viscaya),			Montebello Community
5.40%, 9/1/36	2,020,000	1,411,798	Redevelopment Agency
			Tax Allocation Rev.,
Lake Elsinore Unified School			Series 2009 A, (Montebello
District Special Tax Rev.,			Hills Redevelopment),
(Community Facilities			8.10%, 3/1/27(1)	2,000,000	2,176,860
District No. 2005-1,
Improvement Area A),			Moreno Valley Unified
5.40%, 9/1/35	2,245,000	1,524,916	School District Special Tax
			Rev., (Community Facilities
Lincoln Community Facilities			District No. 2002-1),
District No. 2003-1 Special			6.20%, 9/1/32	4,000,000	3,389,960
Tax Rev., (Lincoln Crossing),
6.00%, 9/1/13, Prerefunded			Murrieta Community
at 102% of Par(3)	1,775,000	2,111,664	Facilities District
			No. 2000-2 Special
Los Angeles Community			Tax Rev., Series 2004 A,
College District GO No.			(The Oaks Improvement
2003, Series 2008 F1,			Area), 6.00%, 9/1/34	1,920,000	1,513,536
(Election of 2003),
5.00%, 8/1/27(1)	2,000,000	2,078,660	Murrieta Improvement Bond
			Act of 1915 Special Tax
			Rev., (Community Facilities
			District No. 2000-1),
			6.375%, 9/1/30	4,100,000	3,469,584

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
Oakland Unified School			Perris Union High School
District Alameda County GO,			District GO, Series
Series 2009 A, (Election of			2000 A, 6.40%, 9/1/24
2006), 6.125%, 8/1/29(1)	$ 2,500,000	$ 2,568,050	(NATL/FGIC)(1)(2)	$ 1,000,000	$ 398,020
Oceanside Community			Perris Union High School
Development Commission			District GO, Series
Tax Allocation			2000 A, 6.40%, 3/1/25
Rev., (Downtown			(NATL/FGIC)(1)(2)	1,000,000	382,340
Redevelopment),			Pittsburg Redevelopment
5.70%, 9/1/25(1)	3,500,000	3,468,850	Agency Tax Allocation Rev.,
Oceanside Community			(Los Medanos Community
Facilities District No. 2001-1			Development), 6.20%,
Special Tax Rev., Series			8/1/25 (Ambac)(1)(2)	2,900,000	1,080,511
2002 A, (Morrow			Placer Union High School
Hills Development),			District GO, Series 2000 A,
6.20%, 9/1/32	2,650,000	2,220,859	(Election of 1999), 6.20%,
Oxnard School District			8/1/16 (NATL/FGIC)(1)(2)	2,640,000	1,972,872
GO, Series 2001 A, 5.75%,			Placer Union High School
8/1/30 (NATL)(1)	3,000,000	3,023,640	District GO, Series 2000 A,
Pacifica COP, (Public Safety			(Election of 1999), 6.28%,
Building), 5.80%, 11/1/09,			8/1/18 (NATL/FGIC)(1)(2)	1,600,000	1,029,744
Prerefunded at 102% of			Placer Union High School
Par (NATL)(1)(3)	1,150,000	1,182,580	District GO, Series 2000 A,
Palmdale Water District			(Election of 1999), 6.35%,
COP, 5.00%, 10/1/34			8/1/21 (NATL/FGIC)(1)(2)	2,925,000	1,484,174
(NATL/FGIC)(1)	9,950,000	9,432,301	Placer Union High School
Palomar Pomerado Health			District GO, Series 2000 A,
Care District COP, (Indian			(Election of 1999), 6.37%,
Health Council, Inc.),			8/1/22 (NATL/FGIC)(1)(2)	2,100,000	995,652
6.25%, 10/1/29(1)	2,410,000	2,235,998	Placer Union High School
Palomar Pomerado Health			District GO, Series 2000 A,
GO, Series 2009 A,			(Election of 1999), 6.39%,
(Election of 2004), 0.00%,			8/1/23 (NATL/FGIC)(1)(2)	3,525,000	1,542,681
8/1/19 (AGC)(1)(5)	1,670,000	1,008,463	Placer Union High School
Perris Community Facilities			District GO, Series 2000 A,
District No. 2004-3 Special			(Election of 1999), 2.11%,
Tax Rev., Series 2005 A,			8/1/24 (NATL/FGIC)(1)(2)	1,000,000	407,130
(Improvement Area No. 2),			Pleasant Valley School
5.30%, 9/1/35	1,365,000	939,707	District-Ventura County
Perris Public Financing Auth.			GO, Series 2002 A, 5.85%,
Special Tax Rev., Series			8/1/31 (NATL)(1)	4,835,000	4,888,523
2003 A, 6.25%, 9/1/33	2,955,000	2,157,859	Poway Unified School
Perris Public Financing Auth.			District Public
Special Tax Rev., Series			Financing Auth. Rev. ,
2004 A, 6.125%, 9/1/34	2,995,000	2,363,714	7.875%, 9/15/39	4,000,000	4,145,640
Perris Public Financing			Rancho Cordova Community
Auth. Special Tax Rev.,			Facilities District No. 2003-1
Series 2008 A, (Community			Special Tax Rev., (Sunridge
Facilities District No.			Anatolia), 5.375%, 9/1/37	3,000,000	2,215,500
2005-4), 6.60%, 9/1/38	2,210,000	1,817,614	Rancho Cordova Community
Perris Public Financing Auth.			Facilities District No. 2003-1
Tax Allocation Rev.,			Special Tax Rev., (Sunridge
5.35%, 10/1/36	975,000	721,305	Anatolia), 5.50%, 9/1/37	2,000,000	1,507,520

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
Rancho Cordova Community			Sacramento Airport System
Facilities District No. 2004-1			Rev., Series 2009 D,
Special Tax Rev., (Sunridge			(PFC/Grant Revenue
Park Area), 6.125%, 9/1/37	$10,000,000	$ 7,540,800	Bonds), 6.00%, 7/1/35(1)	$ 4,000,000	$ 4,048,800
Redding California Electric			Sacramento County
System Rev., COP,			Community Facilities
Series 2008 A, 5.00%,			District No. 1 Special
6/1/30 (FSA)(1)	2,500,000	2,535,200	Tax Rev., (Elliot Ranch),
Rialto Community Facilities			6.30%, 9/1/21	1,500,000	1,500,690
District No. 2006-1 Special			Sacramento Municipal
Tax Rev., Series 2006-1,			Utilities District Electric
(Elm Park), 5.35%, 9/1/36	1,460,000	1,002,655	Rev., Series 1997 K, 5.25%,
Richmond Joint Powers			7/1/24 (Ambac)(1)	4,000,000	4,148,240
Financing Auth. Lease Rev.,			Sacramento Special Tax
(Refunding & Civic Center),			Rev., (North Natomas
VRDN, 4.125%, 11/25/09			Community Facilities District
(Ambac) (SBBPA: Dexia			No. 1), 6.30%, 9/1/26	4,000,000	3,548,320
Credit Local)(1)	1,930,000	1,930,695	San Buenaventura City COP,
Riverside County COP,			(Wastewater Revenue),
5.75%, 11/1/31 (NATL)(1)	2,365,000	2,458,181	5.00%, 3/1/29 (NATL)(1)	1,975,000	1,991,610
Riverside County			San Diego Redevelopment
Improvement Bond			Agency Tax Allocation Rev.,
Act of 1915 Special			Series 2009 A, (North Park
Assessment Rev.,			Redevelopment Project),
(District No. 168-Rivercrest),			7.00%, 11/1/39(1)	3,000,000	3,079,650
6.70%, 9/2/26	1,875,000	1,672,069	San Francisco City and
Riverside Unified School			County Airports Commission
District Special Tax Rev.,			Rev., Series 2008 34D,
(Community Facilities			(San Francisco International
District No. 13, Improvement			Airport), 5.25%, 5/1/26(1)	3,000,000	3,043,590
Area 1), 5.375%, 9/1/34	2,000,000	1,479,560	San Francisco City and
Riverside Unified School			County Redevelopment
District Special Tax Rev.,			Agency Lease Rev.,
Series 2000 A, (Community			(George R. Moscone),
Facilities District No. 7),			7.05%, 7/1/13(1)(2)	1,250,000	1,096,800
7.00%, 9/1/10, Prerefunded			San Francisco City and
at 102% of Par(3)	4,765,000	5,163,545	County Redevelopment
Riverside Unified School			Financing Auth. Tax
District Special Tax Rev.,			Allocation Rev., Series
Series 2005 A, (Community			2009 D, (Mission Bay
Facilities District No. 15,			South Redevelopment),
Improvement Area 2),			6.625%, 8/1/39(6)	2,000,000	2,004,880
5.25%, 9/1/30	1,000,000	766,080	San Marcos Public
Rohnert Park Finance Auth.			Facilities Auth. Special
Rev., Series 2001 A,			Tax Rev., Series 2004 A,
(Las Casitas de Sonoma),			5.45%, 9/1/24	2,790,000	2,413,517
6.40%, 4/15/36	4,315,000	3,736,790	Santa Barbara County
Romoland School			Water Rev. COP, 5.50%,
District Special Tax Rev.,			9/1/22 (Ambac)(1)	3,005,000	3,081,838
(Community Facilities			Santa Cruz County
District No. 1, Improvement			Redevelopment Agency
Area 1), 5.40%, 9/1/36	5,000,000	3,494,550	Tax Allocation Rev., Series
Roseville Community			2009 A, (Live Oak/Soquel
Facilities District No. 1			Community Improvement),
Special Tax Rev., (The			7.00%, 9/1/36(1)	3,000,000	3,135,960
Fountains), 6.125%, 9/1/38	2,600,000	2,081,274

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
Shasta Lake Public Finance			Turlock Health Facility COP,
Auth. Rev., (Electrical			Series 2007 B, (Emanuel
Enterprise), 6.25%,			Medical Center, Inc.),
4/1/13, Prerefunded			5.50%, 10/15/37(1)	$ 2,000,000	$ 1,499,380
at 102% of Par(1)(3)	$ 7,755,000	$ 9,232,095	Tustin Community Facilities
Soledad Improvement			District No. 06-1 Special Tax
Bond Act of 1915 Special			Rev., Series 2007 A, (Tustin
Assessment Rev., (Diamond			Legacy/Columbus Villages),
Ridge Assessment			6.00%, 9/1/36	5,000,000	4,209,900
District No. 2002-01),			Tustin Community Facilities
6.75%, 9/2/33	2,160,000	1,866,694	District No. 07-1 Special Tax
Southern California			Rev., (Tustin Legacy/Retail
Public Power Auth. Rev.,			Center), 6.00%, 9/1/37	1,300,000	1,177,319
(Multi-Projects), 6.75%,			University of California
7/1/10 (FSA-CR)(1)	500,000	525,130	Rev., Series 2009 O,
Southern California Public			5.25%, 5/15/39(1)	1,300,000	1,353,053
Power Auth. Rev., (Southern			Val Verde Unified School
Transmission), 6.35%,			District Special Tax Rev.,
7/1/14 (NATL-IBC)(1)(2)	2,400,000	2,033,304	(Community Facilities
Southern California Public			District No. 1, Improvement
Power Auth. Rev., (Southern			Area A), 5.40%, 9/1/30	2,500,000	1,968,325
Transmission), 6.35%,			Val Verde Unified School
7/1/15 (NATL-IBC)(1)(2)	1,250,000	1,006,150	District Special Tax Rev.,
Southern California			(Community Facilities
Public Power Auth. Rev.,			District No. 1, Improvement
Series 2008 A,			Area A), 5.45%, 9/1/36	2,600,000	1,967,654
(Southern Transmission),			Ventura County Community
5.00%, 7/1/22(1)	5,750,000	6,066,710	College District GO, Series
Stockton Community			2008 C, (Election of 2002),
Facilities District Special Tax			5.50%, 8/1/33(1)	1,600,000	1,661,584
Rev., (Spanos Park West			Vernon Electric System
No. 2001-1), 6.375%,			Rev., Series 2009 A,
9/1/12, Prerefunded at			5.125%, 8/1/21(1)	8,000,000	8,002,080
102% of Par(1)(3)	4,195,000	4,889,356
			West Sacramento
Sunnyvale Community			Community Facilities District
Facilities District No. 1			No. 20 Special Tax Rev.,
Special Tax Rev.,			5.30%, 9/1/35	1,740,000	1,217,530
7.75%, 8/1/32	6,500,000	5,995,600	Westlands Water District
Tahoe-Truckee Unified			COP, Series 2005 A, 5.00%,
School District GO, Series			9/1/25 (NATL)(1)	2,080,000	2,092,917
1999 A, (Improvement
District No. 2), 6.19%,			Yosemite Community
8/1/22 (NATL/FGIC)(1)(2)	2,690,000	1,299,620	College District GO, 4.97%,
			8/1/20 (FSA)(1)(2)	6,020,000	3,661,484
Tahoe-Truckee Unified
School District GO, Series			Yosemite Community
1999 A, (Improvement			College District GO,
District No. 2), 6.19%,			(Election of 2004), 4.33%,
			8/1/16 (FSA)(1)(2)	3,545,000	2,772,367
8/1/23 (NATL/FGIC)(1)(2)	2,220,000	990,098
Tracy Community Facilities			Yuba City Redevelopment
District No. 2006-1 Special			Agency Tax Allocation Rev.,
Tax Rev., (NEI Phase II),			5.70%, 9/1/24	2,270,000	1,762,541
5.75%, 9/1/36	3,105,000	2,230,384	Yuba City Redevelopment
Tuolumne Wind Project			Agency Tax Allocation Rev.,
Auth. Rev., Series 2009 A,			6.00%, 9/1/31	2,000,000	1,495,700
5.875%, 1/1/29(1)	2,000,000	2,091,140

California High-Yield Municipal

	Principal			Principal
	Amount	Value		Amount	Value
Yuba City Unified School			Puerto Rico GO, Series
District GO, 6.05%,			2008 A, 6.00%, 7/1/38(1)	$ 1,400,000	$ 1,394,148
9/1/24 (NATL/FGIC)(1)(2)	$ 2,895,000	$ 1,196,706	Puerto Rico Sales Tax
Yuba City Unified School			Financing Corp. Rev.,
District GO, 6.05%,			Series 2007 A, VRN, 1.25%,
3/1/25 (NATL/FGIC)(1)(2)	1,500,000	596,385	11/2/09, resets quarterly at
		479,701,492	67% of the 3-month LIBOR
			plus 0.93% with no caps(1)	10,000,000	6,225,000
GUAM — 0.7%
Guam Government GO,					13,386,012
Series 2009 A,			U.S. VIRGIN ISLANDS — 0.4%
7.00%, 11/15/39(1)	3,300,000	3,327,027	Virgin Islands Public Finance
PUERTO RICO — 2.6%			Auth. Rev., Series 2009 A,
			(Diageo Matching Fund
Puerto Rico Electric Power			Bonds), 6.75%, 10/1/37	2,000,000	2,041,740
Auth. Rev., Series 2007 UU,
VRN, 1.10%, 10/1/09, resets			TOTAL INVESTMENT
quarterly at 67% of the			SECURITIES — 98.5%
3-month LIBOR plus 0.70%			(Cost $537,884,835)		498,456,271
with no caps(1)	7,800,000	4,709,250	OTHER ASSETS
Puerto Rico GO, Series			AND LIABILITIES — 1.5%		7,668,298
2006 A, (Public			TOTAL NET ASSETS — 100.0%		$506,124,569
Improvement),
5.25%, 7/1/30(1)	1,145,000	1,057,614

Futures Contracts
		Underlying Face
Contracts Sold	Expiration Date	Amount at Value	Unrealized Gain (Loss)
110 U.S. Long Bond	December 2009	$13,172,500	$(243,451)

California High-Yield Municipal

Notes to Schedule of Investments
ABAG = Association of Bay Area Governments
AGC = Assured Guaranty Corporation
Ambac = Ambac Assurance Corporation
Ambac-TCRS = Ambac Assurance Corporation — Transferrable Custodial Receipts
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Company
FSA = Financial Security Assurance, Inc.
FSA-CR = Financial Security Assurance, Inc. — Custodial Receipts
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
NATL = National Public Finance Guarantee Corporation
NATL-IBC = National Public Finance Guarantee Corporation — Insured Bond Certificates
resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.
(1) Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value securities pledged was $15,178,000.
(2) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3) Escrowed to maturity in U.S. government securities or state and local government securities.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was
$2,969,046, which represented 0.6% of total net assets.
(5) Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.
(6) When-issued security.

See Notes to Financial Statements.

Statement of Assets and Liabilities

AUGUST 31, 2009
	California	California
	Long-Term Tax-Free	High-Yield Municipal
Assets
Investment securities, at value (cost of $405,221,273 and
$537,884,835, respectively)	$412,051,762	$498,456,271
Cash	15,367	682,657
Receivable for investments sold	5,371,238	1,052,175
Receivable for capital shares sold	142,327	558,048
Dividends and interest receivable	5,653,524	9,799,232
	423,234,218	510,548,383

Liabilities
Payable for investments purchased	340,946	2,876,298
Payable for capital shares redeemed	263,489	642,272
Payable for variation margin on futures contracts	55,125	72,188
Accrued management fees	167,789	202,963
Distribution fees payable	3,886	19,829
Service fees (and distribution fees — A Class) payable	3,197	27,743
Dividends payable	528,431	582,521
	1,362,863	4,423,814

Net Assets	$421,871,355	$506,124,569

See Notes to Financial Statements.

AUGUST 31, 2009
	California	California
	Long-Term Tax-Free	High-Yield Municipal
Net Assets Consist of:
Capital paid in	$425,472,207	$572,435,442
Undistributed net investment income	135,560	2,283
Accumulated net realized loss on investment transactions	(10,380,993)	(26,641,141)
Net unrealized appreciation (depreciation) on investments	6,644,581	(39,672,015)
	$421,871,355	$506,124,569

Investor Class
Net assets	$405,262,526	$373,312,983
Shares outstanding	37,980,560	42,060,135
Net asset value per share	$10.67	$8.88

A Class
Net assets	$10,221,061	$101,110,734
Shares outstanding	957,886	11,391,872
Net asset value per share	$10.67	$8.88
Maximum offering price (net asset value divided by 0.955)	$11.17	$9.30

B Class
Net assets	$25,831	$953,909
Shares outstanding	2,421	107,472
Net asset value per share	$10.67	$8.88

C Class
Net assets	$6,361,937	$30,746,943
Shares outstanding	596,190	3,463,715
Net asset value per share	$10.67	$8.88

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED AUGUST 31, 2009
	California	California
	Long-Term Tax-Free	High-Yield Municipal
Investment Income (Loss)
Income:
Interest	$ 21,797,803	$ 30,603,668

Expenses:
Management fees	1,953,563	2,584,524
Distribution fees:
B Class	183	7,212
C Class	25,445	238,515
Service fees:
B Class	61	2,403
C Class	8,481	79,506
Distribution and service fees — A Class	17,782	260,105
Trustees’ fees and expenses	21,813	27,395
Other expenses	829	2,773
	2,028,157	3,202,433
Fees waived	—	(10,025)
	2,028,157	3,192,408

Net investment income (loss)	19,769,646	27,411,260

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(10,247,518)	(17,308,936)
Futures contract transactions	2,092,356	1,288,054
	(8,155,162)	(16,020,882)

Change in net unrealized appreciation (depreciation) on:
Investments	666,523	(30,669,177)
Futures contracts	(177,502)	(210,797)
	489,021	(30,879,974)

Net realized and unrealized gain (loss)	(7,666,141)	(46,900,856)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,103,505	$(19,489,596)

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2009 AND AUGUST 31, 2008
	California Long-Term Tax-Free		California High-Yield Municipal
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 19,769,646	$ 20,327,948	$ 27,411,260	$ 30,092,483
Net realized gain (loss)	(8,155,162)	(2,153,530)	(16,020,882)	(9,163,366)
Change in net unrealized
appreciation (depreciation)	489,021	(4,045,033)	(30,879,974)	(16,577,471)
Net increase (decrease) in net assets
resulting from operations	12,103,505	14,129,385	(19,489,596)	4,351,646

Distributions to Shareholders
From net investment income:
Investor Class	(19,296,657)	(20,203,854)	(20,387,662)	(22,069,515)
A Class	(330,336)	(106,999)	(5,527,472)	(6,447,288)
B Class	(951)	(837)	(43,799)	(53,221)
C Class	(132,178)	(13,642)	(1,452,024)	(1,522,459)
Decrease in net assets from distributions	(19,760,122)	(20,325,332)	(27,410,957)	(30,092,483)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	(8,879,658)	2,545,279	(76,687,910)	(2,915,320)

Net increase (decrease) in net assets	(16,536,275)	(3,650,668)	(123,588,463)	(28,656,157)

Net Assets
Beginning of period	438,407,630	442,058,298	629,713,032	658,369,189
End of period	$421,871,355	$438,407,630	$ 506,124,569	$629,713,032

Undistributed net investment income	$135,560	$126,023	$2,283	—

See Notes to Financial Statements.

Notes to Financial Statements

AUGUST 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization — American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Long-Term Tax-Free Fund (Long-Term) and California High-Yield Municipal Fund (High-Yield Municipal) are two funds in a series issued by the trust. Long-Term is diversified under the 1940 Act. High-Yield Municipal is nondiversified under the 1940 Act. Long-Term’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes. Long-Term invests primarily in long-term investment-grade municipal obligations. High-Yield Municipal’s investment objective is to seek high current income that is exempt from federal and California income taxes. High-Yield Municipal pursues this objective by investing a portion of its assets in lower-rated and unrated municipal securities. The following is a summary of the funds’ significant accounting policies.

Multiple Class — The funds are authorized to issue the Investor Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Security Valuations — Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The funds may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2006. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since August 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through October 29, 2009, the date the financial statements were issued

2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement with American Century Investment Management, Inc., (ACIM) (the investment advisor) under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800% for Long-Term and from 0.1925% to 0.3100% for High-Yield Municipal. The rates for the Complex Fee range from 0.2500% to 0.3100%. Effective August 1, 2009, the investment advisor voluntarily agreed to waive 0.024% of its management fee for High-Yield Municipal. The total amount of the waiver for each class of High-Yield Municipal for the year ended August 31, 2009, was $7,361, $2,029, $19, and $616 for the Investor Class, A Class, B Class, and C Class, respectively. The waiver had no impact on the ratio of operating expenses to average net assets and the ratio of net investment income (loss) to average net assets. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee for each class of Long-Term and High-Yield Municipal for the year ended August 31, 2009 was 0.48% and 0.51%, respectively.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended August 31, 2009, are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the funds. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions, excluding short-term investments, for the year ended August 31, 2009 were as follows:

	Long-Term	High-Yield Municipal
Purchases	$143,855,198	$121,848,889
Sales	$156,222,075	$161,076,102

4. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Year ended August 31, 2009		Year ended August 31, 2008(1)
	Shares	Amount	Shares	Amount

Long-Term
Investor Class
Sold	2,458,207	$ 25,282,715	2,284,090	$ 25,125,048
Issued in reinvestment of distributions	1,265,165	12,986,315	1,257,874	13,731,585
Redeemed	(5,540,731)	(56,281,428)	(3,991,365)	(43,762,286)
	(1,817,359)	(18,012,398)	(449,401)	(4,905,653)
A Class
Sold	846,542	8,782,757	590,594	6,431,130
Issued in reinvestment of distributions	12,798	131,710	3,974	42,989
Redeemed	(470,769)	(4,779,031)	(25,253)	(270,232)
	388,571	4,135,436	569,315	6,203,887
B Class
Sold	—	—	2,253	25,003
Issued in reinvestment of distributions	92	951	76	837
	92	951	2,329	25,840
C Class
Sold	510,946	5,269,768	113,252	1,239,078
Issued in reinvestment of distributions	5,017	51,988	670	7,245
Redeemed	(31,374)	(325,403)	(2,321)	(25,118)
	484,589	4,996,353	111,601	1,221,205
Net increase (decrease)	(944,107)	$ (8,879,658)	233,844	$ 2,545,279

High-Yield Municipal
Investor Class
Sold	7,437,211	$ 64,350,962	11,413,438	$ 110,295,711
Issued in reinvestment of distributions	1,793,476	15,332,797	1,720,436	16,589,054
Redeemed	(15,129,688)	(128,314,223)	(12,386,981)	(120,187,199)
	(5,899,001)	(48,630,464)	746,893	6,697,566
A Class
Sold	3,254,297	27,936,391	5,713,242	55,497,720
Issued in reinvestment of distributions	433,732	3,707,761	439,735	4,241,145
Redeemed	(6,342,488)	(53,985,441)	(6,984,393)	(67,914,673)
	(2,654,459)	(22,341,289)	(831,416)	(8,175,808)
B Class
Sold	10,859	93,014	3,270	32,002
Issued in reinvestment of distributions	2,220	18,975	2,513	24,262
Redeemed	(32,872)	(281,397)	(25,383)	(244,626)
	(19,793)	(169,408)	(19,600)	(188,362)
C Class
Sold	525,813	4,535,532	1,191,026	11,499,082
Issued in reinvestment of distributions	79,549	679,723	71,098	685,480
Redeemed	(1,274,820)	(10,762,004)	(1,383,313)	(13,433,278)
	(669,458)	(5,546,749)	(121,189)	(1,248,716)
Net increase (decrease)	(9,242,711)	$ (76,687,910)	(225,312)	$ (2,915,320)
(1) September 28, 2007 (commencement of sale) through August 31, 2008 for Long-Term’s A Class, B Class, and C Class.

5. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data
(including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of August 31, 2009, the valuation inputs used to determine the fair value of the funds’ municipal securities and unrealized gain (loss) on futures contracts were classified as level 2 and level 1, respectively.

6. Derivative Instruments

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the year ended August 31, 2009, the funds purchased and sold futures contracts.

For Long-Term, the value of interest rate risk derivatives as of August 31, 2009, is disclosed on the Statement of Assets and Liabilities as a liability of $55,125 in payable for variation margin on futures contracts. For Long-Term, for the year ended August 31, 2009, the effect of interest rate risk derivatives on the Statement of Operations was $2,092,356 in net realized gain (loss) on futures contract transactions and $(177,502) in change in net unrealized appreciation (depreciation) on futures contracts.

For High-Yield Municipal, the value of interest rate risk derivatives as of August 31, 2009, is disclosed on the Statement of Assets and Liabilities as a liability of $72,188 in payable for variation margin on futures contracts. For High-Yield Municipal, for the year ended August 31, 2009, the effect of interest rate risk derivatives on the Statement of Operations was $1,288,054 in net realized gain (loss) on futures contract transactions and $(210,797) in change in net unrealized appreciation (depreciation) on futures contracts.

The value of derivative instruments at period end and the effect of derivatives on the Statement of Operations is indicative of the funds’ typical volume.

7. Bank Line of Credit

The funds, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the funds to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the year ended August 31, 2009.

8. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the year ended August 31, 2009, the funds did not utilize the program.

9. Risk Factors

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax. High- Yield Municipal invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

10. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 were as follows:

	Long-Term		High-Yield Municipal
	2009	2008	2009	2008
Distributions Paid From
Exempt income	$19,760,122	$20,325,332	$27,410,957	$30,092,483
Taxable ordinary income	—	—	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2009, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

	Long-Term	High-Yield Municipal
Federal tax cost of investments	$406,392,775	$538,505,707
Gross tax appreciation of investments	$ 18,568,155	$ 13,900,145
Gross tax depreciation of investments	(12,909,168)	(53,949,581)
Net tax appreciation (depreciation) of investments	$ 5,658,987	$(40,049,436)
Undistributed exempt income	$135,560	$2,283
Accumulated long-term gains	$293,784	—
Accumulated capital losses	—	$(13,700,854)
Capital loss deferrals	$(9,689,183)	$(12,562,866)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and to the realization for tax purposes of unrealized gains (losses) for certain futures contracts.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire as follows:

	2015	2016	2017
High-Yield Municipal	$(1,856,960)	$(59,453)	$(11,784,441)

The capital loss deferrals listed above represent net capital losses incurred in the ten-month period ended August 31, 2009. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

11. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008 and has been adopted by the funds. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities.

12. Other Tax Information (Unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate the following exempt interest distributions, or up to the maximum amount allowable, for the fiscal year ended August 31, 2009.

	Long-Term	High-Yield Municipal
Exempt interest distributions	$19,758,949	$27,391,616

Financial Highlights

California Long-Term Tax-Free

Investor Class
For a Share Outstanding Throughout the Years Ended August 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$10.83	$10.98	$11.36	$11.78	$11.69
Income From Investment Operations
Net Investment Income (Loss)	0.50	0.51	0.51	0.51	0.52
Net Realized and Unrealized Gain (Loss)	(0.16)	(0.15)	(0.36)	(0.19)	0.09
Total From Investment Operations	0.34	0.36	0.15	0.32	0.61
Distributions
From Net Investment Income	(0.50)	(0.51)	(0.51)	(0.51)	(0.52)
From Net Realized Gains	—	—	(0.02)	(0.23)	—
Total Distributions	(0.50)	(0.51)	(0.53)	(0.74)	(0.52)
Net Asset Value, End of Period	$10.67	$10.83	$10.98	$11.36	$11.78

Total Return(1)	3.47%	3.29%	1.24%	2.89%	5.38%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income (Loss)
to Average Net Assets	4.90%	4.60%	4.48%	4.46%	4.40%
Portfolio Turnover Rate	36%	29%	18%	33%	36%
Net Assets, End of Period (in thousands)	$405,263	$431,008	$442,058	$446,000	$475,954

(1)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

California Long-Term Tax-Free

A Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.83	$11.10
Income From Investment Operations
Net Investment Income (Loss)	0.48	0.44
Net Realized and Unrealized Gain (Loss)	(0.16)	(0.27)
Total From Investment Operations	0.32	0.17
Distributions
From Net Investment Income	(0.48)	(0.44)
Net Asset Value, End of Period	$10.67	$10.83

Total Return(2)	3.22%	1.57%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.74%	0.74%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.65%	4.41%(3)
Portfolio Turnover Rate	36%	29%(4)
Net Assets, End of Period (in thousands)	$10,221	$6,166

(1)	September 28, 2007 (commencement of sale) through August 31, 2008.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(3)	Annualized.
(4)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

California Long-Term Tax-Free

B Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.83	$11.10
Income From Investment Operations
Net Investment Income (Loss)	0.40	0.36
Net Realized and Unrealized Gain (Loss)	(0.16)	(0.27)
Total From Investment Operations	0.24	0.09
Distributions
From Net Investment Income	(0.40)	(0.36)
Net Asset Value, End of Period	$10.67	$10.83

Total Return(2)	2.44%	0.87%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.49%	1.49%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.90%	3.64%(3)
Portfolio Turnover Rate	36%	29%(4)
Net Assets, End of Period (in thousands)	$26	$25

(1)	September 28, 2007 (commencement of sale) through August 31, 2008.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(3)	Annualized.
(4)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

California Long-Term Tax-Free

C Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.83	$11.10
Income From Investment Operations
Net Investment Income (Loss)	0.40	0.36
Net Realized and Unrealized Gain (Loss)	(0.16)	(0.27)
Total From Investment Operations	0.24	0.09
Distributions
From Net Investment Income	(0.40)	(0.36)
Net Asset Value, End of Period	$10.67	$10.83

Total Return(2)	2.45%	0.87%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.49%	1.49%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.90%	3.72%(3)
Portfolio Turnover Rate	36%	29%(4)
Net Assets, End of Period (in thousands)	$6,362	$1,209

(1)	September 28, 2007 (commencement of sale) through August 31, 2008.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(3)	Annualized.
(4)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

California High-Yield Municipal

Investor Class
For a Share Outstanding Throughout the Years Ended August 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$9.50	$9.90	$10.25	$10.36	$9.93
Income From Investment Operations
Net Investment Income (Loss)	0.48	0.48	0.48	0.49	0.51
Net Realized and Unrealized Gain (Loss)	(0.62)	(0.40)	(0.35)	(0.11)	0.43
Total From Investment Operations	(0.14)	0.08	0.13	0.38	0.94
Distributions
From Net Investment Income	(0.48)	(0.48)	(0.48)	(0.49)	(0.51)
Net Asset Value, End of Period	$8.88	$9.50	$9.90	$10.25	$10.36

Total Return(1)	(1.16)%	0.81%	1.22%	3.80%	9.65%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss)
to Average Net Assets	5.56%	4.91%	4.70%	4.80%	4.99%
Portfolio Turnover Rate	26%	31%	17%	25%	13%
Net Assets, End of Period (in thousands)	$373,313	$455,741	$467,477	$406,063	$377,534

(1)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

California High-Yield Municipal

A Class
For a Share Outstanding Throughout the Years Ended August 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$9.50	$9.90	$10.25	$10.36	$9.93
Income From Investment Operations
Net Investment Income (Loss)	0.46	0.45	0.46	0.46	0.48
Net Realized and Unrealized Gain (Loss)	(0.62)	(0.40)	(0.35)	(0.11)	0.43
Total From Investment Operations	(0.16)	0.05	0.11	0.35	0.91
Distributions
From Net Investment Income	(0.46)	(0.45)	(0.46)	(0.46)	(0.48)
Net Asset Value, End of Period	$8.88	$9.50	$9.90	$10.25	$10.36

Total Return(1)	(1.41)%	0.55%	0.97%	3.54%	9.38%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of Net Investment Income (Loss)
to Average Net Assets	5.31%	4.66%	4.45%	4.55%	4.74%
Portfolio Turnover Rate	26%	31%	17%	25%	13%
Net Assets, End of Period (in thousands)	$101,111	$133,480	$147,314	$90,421	$39,608

(1)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

California High-Yield Municipal

B Class
For a Share Outstanding Throughout the Years Ended August 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$9.50	$9.90	$10.25	$10.36	$9.93
Income From Investment Operations
Net Investment Income (Loss)	0.39	0.38	0.38	0.39	0.40
Net Realized and Unrealized Gain (Loss)	(0.62)	(0.40)	(0.35)	(0.11)	0.43
Total From Investment Operations	(0.23)	(0.02)	0.03	0.28	0.83
Distributions
From Net Investment Income	(0.39)	(0.38)	(0.38)	(0.39)	(0.40)
Net Asset Value, End of Period	$8.88	$9.50	$9.90	$10.25	$10.36

Total Return(1)	(2.14)%	(0.20)%	0.22%	2.77%	8.57%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.52%	1.52%	1.52%	1.52%	1.52%
Ratio of Net Investment Income (Loss)
to Average Net Assets	4.56%	3.91%	3.70%	3.80%	3.99%
Portfolio Turnover Rate	26%	31%	17%	25%	13%
Net Assets, End of Period (in thousands)	$954	$1,209	$1,454	$1,263	$1,158

(1)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

California High-Yield Municipal

C Class
For a Share Outstanding Throughout the Years Ended August 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$9.50	$9.90	$10.25	$10.36	$9.93
Income From Investment Operations
Net Investment Income (Loss)	0.39	0.38	0.38	0.39	0.40
Net Realized and Unrealized Gain (Loss)	(0.62)	(0.40)	(0.35)	(0.11)	0.43
Total From Investment Operations	(0.23)	(0.02)	0.03	0.28	0.83
Distributions
From Net Investment Income	(0.39)	(0.38)	(0.38)	(0.39)	(0.40)
Net Asset Value, End of Period	$8.88	$9.50	$9.90	$10.25	$10.36

Total Return(1)	(2.14)%	(0.20)%	0.22%	2.76%	8.56%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.52%	1.52%	1.52%	1.52%	1.52%
Ratio of Net Investment Income (Loss)
to Average Net Assets	4.56%	3.91%	3.70%	3.80%	3.99%
Portfolio Turnover Rate	26%	31%	17%	25%	13%
Net Assets, End of Period (in thousands)	$30,747	$39,283	$42,125	$31,276	$17,499

(1)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century California Tax-Free and Municipal Funds and Shareholders of the California Long-Term Tax-Free Fund and the California High-Yield Municipal Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California Long-Term Tax-Free Fund and the California High-Yield Municipal Fund (two of the four funds in the American Century California Tax-Free and Municipal Funds, hereafter referred to as the “Funds”) at August 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 29, 2009

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are “interested” primarily by virtue of their engagement as directors and/ or officers of, or ownership interest in, American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund’s investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the fund’s principal underwriter, American Century Investment Services, Inc. (ACIS); and the fund’s transfer agent, American Century Services, LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 registered investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

Interested Trustee
Jonathan S. Thomas, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1963
Position(s) Held with Funds: Trustee (since 2007) and President (since 2007)
Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, ACC
(March 2007 to present); Chief Administrative Officer, ACC (February 2006 to
February 2007); Executive Vice President, ACC (November 2005 to February 2007).
Also serves as: President, Chief Executive Officer and Director, ACS; Executive
Vice President, ACIM and ACGIM; Director, ACIM, ACGIM, ACIS and other ACC subsidiaries. Managing Director, Morgan Stanley (March 2000 to November 2005)
Number of Portfolios in Fund Complex Overseen by Trustee: 103
Other Directorships Held by Trustee: None

Independent Trustees
John Freidenrich, 1665 Charleston Road, Mountain View, CA 94043
Year of Birth: 1937
Position(s) Held with Funds: Trustee (since 2005)
Principal Occupation(s) During Past 5 Years: Member and Manager, Regis Management
Company, LLC (money management firm) (April 2004 to present); Partner and
Founder, Bay Partners (venture capital firm) (1976 to 2006)
Number of Portfolios in Fund Complex Overseen by Trustee: 40
Other Directorships Held by Trustee: None

Ronald J. Gilson, 1665 Charleston Road, Mountain View, CA 94043
Year of Birth: 1946
Position(s) Held with Funds: Trustee (since 1995) and Chairman of the Board (since 2005)
Principal Occupation(s) During Past 5 Years: Charles J. Meyers Professor of Law and Business,
Stanford Law School (1979 to present); Marc and Eva Stern Professor of Law and
Business, Columbia University School of Law (1992 to present)
Number of Portfolios in Fund Complex Overseen by Trustee: 40
Other Directorships Held by Trustee: None

Frederick L.A. Grauer, 1665 Charleston Road, Mountain View, CA 94043
Year of Birth: 1946
Position(s) Held with Funds: Trustee (since 2008)
Principal Occupation(s) During Past 5 Years: Senior Advisor, Barclays Global Investors
(asset manager) (2003 to present)
Number of Portfolios in Fund Complex Overseen by Trustee: 40
Other Directorships Held by Trustee: None

Peter F. Pervere, 1665 Charleston Road, Mountain View, CA 94043
Year of Birth: 1947
Position(s) Held with Funds: Trustee (since 2007)
Principal Occupation(s) During Past 5 Years: Retired, formerly Vice President and Chief
Financial Officer, Commerce One, Inc. (software and services provider)
Number of Portfolios in Fund Complex Overseen by Trustee: 40
Other Directorships Held by Trustee: None

Myron S. Scholes, 1665 Charleston Road, Mountain View, CA 94043
Year of Birth: 1941
Position(s) Held with Funds: Trustee (since 1980)
Principal Occupation(s) During Past 5 Years: Chairman, Platinum Grove Asset Management,
L.P. (asset manager) (1999 to present); Frank E. Buck Professor of Finance-Emeritus,
Stanford Graduate School of Business (1996 to present)
Number of Portfolios in Fund Complex Overseen by Trustee: 40
Other Directorships Held by Trustee: Dimensional Fund Advisors

John B. Shoven, 1665 Charleston Road, Mountain View, CA 94043
Year of Birth: 1947
Position(s) Held with Funds: Trustee (since 2002)
Principal Occupation(s) During Past 5 Years: Professor of Economics, Stanford University
(1973 to present)
Number of Portfolios in Fund Complex Overseen by Trustee: 40
Other Directorships Held by Trustee: Cadence Design Systems; E×ponent

Jeanne D. Wohlers, 1665 Charleston Road, Mountain View, CA 94043
Year of Birth: 1945
Position(s) Held with Funds: Trustee (since 1984)
Principal Occupation(s) During Past 5 Years: Retired
Number of Portfolios in Fund Complex Overseen by Trustee: 40
Other Directorships Held by Trustee: None

Officers
Barry Fink, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1955
Position(s) Held with Funds: Executive Vice President (since 2007)
Principal Occupation(s) During Past 5 Years: Chief Operating Officer and Executive Vice
President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007); Global General
Counsel, Morgan Stanley (2000 to 2006). Also serves as: Director, ACC, ACS, ACIS and other ACC subsidiaries

Maryanne Roepke, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1956
Position(s) Held with Funds: Chief Compliance Officer (since 2006) and Senior Vice
President (since 2000)
Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, ACIM, ACGIM and ACS
(August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and
Treasurer and Chief Financial Officer, various American Century Investments funds
(July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1957
Position(s) Held with Funds: General Counsel (since 2007) and Senior Vice President
(since 2006)
Principal Occupation(s) During Past 5 Years: Attorney, ACC (February 1994 to present); Vice
President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

Robert Leach, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1966
Position(s) Held with Funds: Vice President, Treasurer and Chief Financial Officer
(all since 2006)
Principal Occupation(s) During Past 5 Years: Vice President, ACS (February 2000 to present);
and Controller, various American Century Investments funds (1997 to September 2006)

David H. Reinmiller, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1963
Position(s) Held with Funds: Vice President (since September 2001)
Principal Occupation(s) During Past 5 Years: Attorney, ACC (January 1994 to present);
Associate General Counsel, ACC (January 2001 to present); Chief Compliance
Officer, American Century Investments funds, ACIM and ACGIM (January 2001 to
February 2005). Also serves as: Associate General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Vice President, ACIM, ACGIM and ACS

Ward Stauffer, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1960
Position(s) Held with Funds: Secretary (since March 2005)
Principal Occupation(s) During Past 5 Years: Attorney, ACC (June 2003 to present)

The SAI has additional information about the funds’ trustees and is available without charge, upon request, by calling 1-800-345-2021.

Approval of Management Agreements

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services to a mutual fund are required to be reviewed, evaluated and approved each year by the fund’s board of directors/ trustees, including a majority of a fund’s independent directors/trustees (the “Directors”). At American Century Investments, this process is referred to as the “15(c) Process.” The board oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the board, the nature and quality of significant services provided by the advisor, the investment performance of the funds, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board’s approval or renewal of any advisory agreements within the fund’s most recently completed fiscal half-year period.

Annual Contract Review Process

As part of the annual 15(c) Process, the Directors requested and reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the “15(c) Providers”) concerning California High-Yield Municipal Fund and California Long-Term Tax-Free Fund (the “funds”) and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

• the nature, extent and quality of investment management, shareholder services and other services that the advisor provides to the funds;

• the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

• the compliance policies, procedures, and regulatory experience of the advisor;

• data comparing the cost of owning each fund to the cost of owning a similar fund;

• data comparing each fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

• financial data showing the profitability of each fund to the advisor and the overall profitability of the advisor;

• data comparing services provided and charges to other non-fund invest-ment management clients of the advisor; and

• collateral or “fall-out” benefits derived by the advisor from the manage-ment of the funds, and potential sharing of economies of scale in connection with the management of the funds.

In keeping with its practice, the Directors at a special meeting and at a regu larly scheduled quarterly meeting reviewed and discussed the information provided by the advisor throughout the year and to negotiate with the advisor the renewal of the management agreement, including the setting of the applicable management fee. The Directors had the benefit of the advice of their independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the advisor, independent data providers, and the board’s independent counsel, and evaluated such information for each fund the board oversees. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew each fund’s management agreement under the terms ultimately determined by the board to be appropriate, the Directors based their decision on a number of factors, including the following.

Nature, Extent and Quality of Services — Generally. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

• fund construction and design
• initial capitalization/funding
• portfolio research and security selection
• securities trading
• fund administration
• custody of fund assets
• daily valuation of fund portfolios
• shareholder servicing and transfer agency, including shareholder confir-
mations, recordkeeping and communications
• legal services
• regulatory and portfolio compliance
• financial reporting
• marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis throughout the year and at their regularly scheduled board and committee meetings.

Investment Management Services. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage each fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting and at the special meeting to consider renewal of the management agreement, the Directors, directly and through its Portfolio Committee, review investment performance information for each fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. If performance concerns are identified, the underperforming fund receives special reviews until performance improves, during which Directors discuss with the advisor the reasons for such underperformance (e.g., market conditions, security and sector selection) and any efforts being undertaken to improve performance. California Long-Term Tax-Free’s performance was above the median for its peer group for the one- and three-year periods. California High-Yield Municipal’s quarter end performance fell below the median for its peer group for both the one- and three-year periods during the past year. The board discussed the fund’s performance with the advisor and was satisfied with the efforts being undertaken by the advisor. The board will continue to monitor these efforts and the performance of the fund.

Shareholder and Other Services. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The Directors, directly and through the various Committees of the Board, review reports and evaluations of such services at their regular quarterly meetings and at their special meeting to consider renewal of the management agreement, including the annual meeting concerning contract review, and other reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

Costs of Services Provided and Profitability. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing each fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. The Directors have also reviewed with the advisor its methodology for compensating the investment professionals that provide services to the funds. This financial information regarding the advisor is considered in order to evaluate the advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

Ethics. The Directors generally consider the advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Directors review information provided by the advisor regarding the existence of economies of scale in connection with the investment management of the funds. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors seek to evaluate economies of scale by reviewing information, such as year-over-year profitability of the advisor generally, the profitability of its management of each fund specifically, and the expenses incurred by the advisor in providing various functions to the funds. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the fund increase in size, and through reinvestment in its business to provide shareholders additional services and enhancements to existing services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of each fund reflect the complexity of assessing economies of scale.

Comparison to Other Funds’ Fees. Each fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund’s independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, the components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the

Directors’ analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the fund’s unified fee to the total expense ratio of other funds in the fund’s peer group. The Directors also reviewed updated fee level data provided by the advisor, but recognized that comparative data was particularly difficult to evaluate given the significant market developments during the past year impacting fund assets. The unified fee charged to shareholders of California Long-Term Tax Free was in the lowest quartile of the total expense ratios of its peer group. The unified fee charged to shareholders of California High-Yield Municipal was below the median of the total expense ratios of its peer group.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the advisor concerning the nature and extent of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Directors considered the existence of collateral benefits the advisor may receive as a result of its relationship with the funds. They concluded that the advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions but concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of each fund to determine breakpoints in the fund’s fee schedule, provided they are managed using the same investment team and strategy.

Conclusions of the Directors

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of their independent legal counsel, taking into account all of the factors discussed above and the information provided by the advisor and others, concluded that the investment management agreement between each fund and the advisor, including the management fee, is fair and reasonable in light of the services provided and should be renewed for a one-year term. In addition, the Directors negotiated a one-year waiver by the advisor of a portion of the management fee for California High-Yield Municipal. These changes were proposed by the Directors based on their review of the percentile rank of the fund’s fees within the fund’s peer universe and the fact that the Directors seek, as a general rule, to have total expense ratios of existing fixed income and money market funds in the lowest quartile of the fees of comparable funds. The fee waiver, effective August 1, 2009, will result in a lowering of the management fee of the fund from 52% to 50%.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital 3-Year Municipal Bond Index is composed of those securities included in the Barclays Capital Municipal Bond Index that are investment-grade and have maturities between two and four years.

The Barclays Capital 5-Year General Obligation (GO) Bond Index is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The Barclays Capital California Tax-Exempt Bond Index is composed of those securities included in the Barclays Capital Municipal Bond Index that are investment-grade and are issued in California.

The Barclays Capital Long-Term Municipal Bond Index is composed of those securities included in the Barclays Capital Municipal Bond Index that have maturities greater than 22 years.

The Barclays Capital Municipal Bond Index is a market value-weighted index designed for the long-term tax-exempt bond market.

The Barclays Capital Non-Investment-Grade Municipal Bond Index is composed of non-investment grade U.S. municipal securities with a remaining maturity of one year or more.

The Barclays Capital U.S. Aggregate Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Treasury Index is composed of those securities included in the Barclays Capital U.S. Aggregate Index that are public obligations of the U.S. Treasury with a remaining maturity of one year or more.

Notes

Notes

Notes

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century California Tax-Free and Municipal Funds
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0910
CL-ANN-66475N

Annual Report
August 31, 2009

American Century Investments

California Tax-Free Money Market Fund

California Tax-Free Bond Fund

President’s Letter

Dear Investor:

Thank you for investing with us during the 12 months ended August 31, 2009. We appreciate your trust in American Century Investments® during this remarkable period.

During the first half of the fiscal year, historic levels of stress, instability, and intervention governed global financial results as the subprime-initiated credit and financial crises and resulting global recession froze the capital markets, triggering a flight to safety.

The second half had a much different tone. Optimism and risk appetites returned as U.S. economic growth projections for coming quarters turned positive. As we passed the second anniversary of the subprime mortgage meltdown and the first anniversary of Lehman Brothers’ landmark collapse, the worst of the economic and financial market obstacles appeared to be behind us.

We believe, however, that careful security selection and risk management remain important. We’re not out of the economic woods yet, not with rising mortgage and corporate default rates, mounting job losses, relatively tight credit conditions, and more debt reduction than spending by consumers and businesses.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Managing risk is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The U.S. economy and financial markets have come a long way in the past 12 months, but the coming year will likely present additional challenges. Given that outlook, I’m pleased to share with you my strong belief that we have the proper investment teams and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Table of Contents

Market Perspective	2
U.S. Fixed-Income Total Returns	2

California Tax-Free Money Market Fund

Performance	3
Yields	4
Portfolio Composition by Credit Rating	4
Portfolio Composition by Maturity	4

California Tax-Free Bond Fund

Performance	5
Portfolio Commentary	7
Portfolio at a Glance	9
Yields	9
Top Five Sectors	9
Portfolio Composition by Credit Rating	9

Shareholder Fee Examples	10

Financial Statements

Schedule of Investments	12
Statement of Assets and Liabilities	28
Statement of Operations	29
Statement of Changes in Net Assets	30
Notes to Financial Statements	31
Financial Highlights	38
Report of Independent Registered Public Accounting Firm	40

Other Information

Management	41
Approval of Management Agreements	44
Additional Information	49
Index Definitions	50

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Municipals Tumbled then Rallied

In the first half of the 12-month period ended August 31, 2009, widespread credit and liquidity problems, along with unprecedented failures and takeovers of several major financial institutions, plagued the financial markets. Despite massive U.S. government intervention in the financial system and a record-low federal funds target rate of nearly 0%, credit remained scarce and economic activity dropped sharply.

Investors shunned all but the highest-quality securities. Demand for U.S. Treasuries skyrocketed, pushing Treasury prices higher and yields to record lows in December. Meanwhile, selling of municipal bonds by hedge funds, combined with the collapse of several national bond insurers and mounting budget crises in many states, contributed to historic volatility and under-performance for municipals.

This unrest pushed municipal bond yields to record levels relative to Treasuries, which helped spark a municipal rally in 2009. High-quality municipals finished the 12-month period with solid gains, while high-yield securities were unable to fully recover from the sell-off among riskier assets. Although high-yield municipals performed well during the rally, they did not generate sufficient gains to offset their earlier losses.

California Municipals Lagged on State’s Fiscal Woes

California municipal bonds generally lagged their national counterparts during the reporting period. Sinking tax revenues and the state’s budget nightmare stifled investor demand. Furthermore, the state’s credit rating was downgraded to various degrees by all three major ratings agencies. Late in the period, the government closed its $26.3 billion fiscal 2010 budget shortfall with massive spending cuts, borrowing, and the issuance of IOUs.

Despite this challenging climate, we believe California will not default on its general obligation (GO) debt. California’s Constitution mandates payment, and the state has only moderate debt levels compared with its general fund revenues.

Overall, our outlook remains positive. The California municipal market is diverse and still offers attractive opportunities among high-quality local-government GO, essential-service revenue, health care, higher education and airport bonds. More so than the state, local governments built up reserves during the “good years” to provide a cushion during these lean times.

U.S. Fixed-Income Total Returns
For the 12 months ended August 31, 2009
Barclays Capital Municipal Market Indices		Barclays Capital Taxable Market Indices
Municipal Bond	5.67%	U.S. Aggregate Index	7.94%
California Tax-Exempt Bond	4.16%	U.S. Treasury Index	6.09%
3-Year Municipal Bond	5.57%
5-Year General Obligation (GO) Bond	6.94%
Long-Term Municipal Bond	3.34%
Non-Investment-Grade Municipal Bond	-9.19%

2

Performance

California Tax-Free Money Market

Total Returns as of August 31, 2009
		Average Annual Returns
				Since	Inception
	1 year	5 years	10 years	Inception	Date
California Tax-Free Money Market	0.77%(1)	2.11%(1)	1.90%	3.02%	11/9/83
Lipper California Tax-Exempt
Money Market Funds
Average Returns(2)	0.66%	1.96%	1.77%	3.12%(3)	—
Fund’s Lipper Ranking as of 8/31/09(2)	21 of 72	16 of 59	9 of 40	2 of 2(3)	—
Fund’s Lipper Ranking as of 9/30/09(2)	25 of 73	16 of 59	9 of 41	2 of 2(3)	—

(1)	Fund returns would have been lower if American Century Investments had not voluntarily waived a portion of its management fees.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
Lipper Rankings — Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	Since 11/30/83, the date nearest the fund’s inception for which data are available.

Total Annual Fund Operating Expenses
California Tax-Free Money Market	0.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

California Tax-Free Money Market

Yields as of August 31, 2009
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.08%
7-Day Effective Yield(1)
0.01%
7-Day Tax-Equivalent Current Yields(1)(2)
31.98% Tax Bracket	0.01%
34.70% Tax Bracket	0.02%
39.23% Tax Bracket	0.02%
41.05% Tax Bracket	0.02%

(1)	Yields would have been lower if a portion of fees had not been waived.
(2)	The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Portfolio Composition by Credit Rating
	% of fund investments	% of fund investments
	as of 8/31/09	as of 2/28/09
A-1+	77%	100%
A-1	23%	—

Ratings provided by independent research companies. These ratings are listed in Standard & Poor’s format even if they were provided by other sources. The letter ratings indicate the credit worthiness of the underlying bonds in the portfolio and generally range from AAA (highest) to D (lowest).

Portfolio Composition by Maturity
	% of fund investments	% of fund investments
	as of 8/31/09	as of 2/28/09
1-30 days	86%	80%
31-90 days	—	—
91-180 days	1%	15%
More than 180 days	13%	5%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

4

Performance

California Tax-Free Bond

Total Returns as of August 31, 2009
		Average Annual Returns
				Since	Inception
	1 year	5 years	10 years	Inception	Date
California Tax-Free Bond	4.32%	3.33%	4.43%	5.72%	11/9/83
Barclays Capital 5-Year
GO Bond Index(1)	6.94%	4.32%	5.05%	6.41%(2)	—
Lipper California Intermediate
Municipal Debt Funds
Average Returns(3)	3.00%	2.74%	4.24%	5.73%(4)	—
Fund’s Lipper Ranking as of 8/31/09(3)	12 of 41	7 of 38	5 of 19	1 of 1(4)	—
Fund’s Lipper Ranking as of 9/30/09(3)	14 of 41	5 of 38	5 of 19	1 of 1(4)	—

(1)	Formerly Lehman Brothers 5-Year GO Index.
(2)	Since 10/31/83, the date nearest the fund’s inception for which data are available.
(3)	Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
Lipper Rankings — Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(4)	Since 11/10/83, the date nearest the fund’s inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

5

California Tax-Free Bond

One-Year Returns Over 10 Years
Periods ended August 31
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
California
Tax-Free Bond	6.95%	8.22%	5.63%	1.91%	5.13%	3.36%	2.58%	1.98%	4.42%	4.32%
Barclays Capital
5-Year GO
Bond Index	5.33%	8.99%	6.56%	3.57%	4.58%	1.96%	2.32%	3.44%	7.07%	6.94%

Total Annual Fund Operating Expenses
California Tax-Free Bond	0.49%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

6

Portfolio Commentary

California Tax-Free Bond

Portfolio Managers: Alan Kruss, Joseph Gotelli, and Steven Permut

Performance Summary

California Tax-Free Bond returned 4.32% for the 12 months ended August 31, 2009. By comparison, the Barclays Capital 5-Year General Obligation (GO) Bond Index returned 6.94%. For the same period, the California Intermediate Municipal Debt Funds tracked by Lipper had an average return of 3.00%. See page 5 for additional performance comparisons.

The fiscal year covered a remarkable period that included the worst of the economic downturn, a steep decline and subsequent rebound in financial markets, and California’s ongoing budget crisis (see the Market Perspective on page 2). In that environment, the fund enjoyed a positive absolute return and outperformed its Lipper peer group average. Relative to the Barclays Index, the fund and Lipper group average lagged because California debt trailed the national average and because intermediate-term GO bonds made up one of the best-performing segments of the municipal market for the 12 months.

We believe the portfolio’s outperformance of its peer group amid the market volatility and for the five- and 10-year periods ended in August highlight the advantages of our consistent, measured approach—we use careful credit analysis to build positions with what we believe to have attractive risk/reward characteristics.

GO Allocation Contributed

A key contribution to the portfolio’s return relative to the Lipper group average came from our exposure to California GOs. We believe we were underweight these securities relative to our peers early in the fiscal year, when they were under pressure due to the budget stalemate in Sacramento. We began to add GOs in early 2009, when their yield and total return potential reached what we considered very attractive levels compared with the actual risks inherent in these bonds. As a result, we believe we held an overweight position later in the fiscal year when GOs outperformed.

Among other sector trades, we continued to hold a number of less economically sensitive revenue bonds, in areas ranging from health care and higher education to water/sewer and electric utilities.

Credit Exposure Helped

Adding GO bonds meant the portfolio’s exposure to A-rated debt increased. This was indicative of a broader trend in the portfolio, as we bought a number of select, lower-rated bonds in recent months that we felt offered compelling risk/reward trade-offs. This positioning aided performance—it helped to favor higher-quality securities in 2008, while it was beneficial to hold more lower-rated bonds in 2009.

7

California Tax-Free Bond

Other Contributors

The portfolio also enjoyed a positive contribution to return from a trade using long-term municipal bonds and 30-year Treasury futures designed to capitalize on the changing yield relationship between municipals and Treasuries. We implemented the trade when long-term municipal yields exceeded those on like-maturity Treasuries, a condition caused by the extreme market conditions of late 2008. The trade was based on the expectation that the yield difference between the two would move toward their normal historical relationship—with municipals yielding less than Treasuries—which they did.

Holding more long-term municipal bonds also meant the portfolio had a slightly long duration (greater price sensitivity to interest rate changes). That helped performance as investors began to move out the maturity spectrum in search of additional yield later in the reporting period.

Outlook

“We remain very positive on the municipal market,” said Steven Permut, leader of the municipal bond team at American Century Investments. “Municipal bond prices are being supported by record demand and a relative lack of supply—two factors we don’t see changing in the near term. Having said that, economic fundamentals remain poor, and we think tax-based bonds and those issued by local governments are likely to face challenges. In addition, California’s complicated budget situation brings additional “headline risk” and the possibility of further credit rating downgrades. These factors could result in significant price volatility for the state’s bonds. We think these conditions put a premium on careful credit analysis and individual security selection—what we believe are two strengths of our management approach.”

8

California Tax-Free Bond

Portfolio at a Glance
	As of	As of
	8/31/09	8/31/08
Weighted Average Maturity	10.3 years	9.1 years
Average Duration (Modified)	5.2 years	5.1 years

Yields as of August 31, 2009
30-Day SEC Yield
		3.25%
30-Day Tax-Equivalent Yields*
31.98% Tax Bracket		4.78%
34.70% Tax Bracket		4.98%
39.23% Tax Bracket		5.35%
41.05% Tax Bracket		5.51%

*The tax brackets indicated are for combined state and federal income tax. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Top Five Sectors as of August 31, 2009
		% of fund investments
General Obligation (GO)		23%
Prerefunded		15%
Electric Revenue		14%
Hospital Revenue		10%
Certificates of Participation (COPs)/Leases		8%

Portfolio Composition by Credit Rating
	% of fund investments	% of fund investments
	as of 8/31/09	as of 2/28/09
AAA	35%	33%
AA	24%	34%
A	29%	19%
BBB	12%	10%
Not Rated	—	4%

Ratings provided by independent research companies. These ratings are listed in Standard & Poor’s format even if they were provided by other sources.
The letter ratings indicate the credit worthiness of the underlying bonds in the portfolio and generally range from AAA (highest) to D (lowest).

9

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2009 to August 31, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

10

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)	Annualized
	3/1/09	8/31/09	3/1/09 - 8/31/09	Expense Ratio(1)
California Tax-Free Money Market
Actual (after waiver)(2)	$1,000	$1,000.90	$2.47	0.49%
Actual (before waiver)	$1,000	$1,000.90(3)	$2.77	0.55%
Hypothetical	$1,000	$1,022.74	$2.50	0.49%
(after waiver)(2)
Hypothetical	$1,000	$1,022.43	$2.80	0.55%
(before waiver)
California Tax-Free Bond
Actual	$1,000	$1,039.50	$2.52	0.49%
Hypothetical	$1,000	$1,022.74	$2.50	0.49%

(1)	Expenses are equal to the fund’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.
(2)	During the six months ended August 31, 2009, the investment advisor waived a portion of the fund’s management fee.
(3)	Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

11

Schedule of Investments

California Tax-Free Money Market

AUGUST 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
Municipal Securities — 98.6%			Apple Valley COP, (Public
Facilities Financing), VRDN,
CALIFORNIA — 98.6%			0.35%, 9/3/09 (LOC: Union
ABAG Finance Auth. for			Bank of California N.A.
Nonprofit Corps. Multifamily			and California State
Housing Rev., Series 2002			Teacher’s Retirement)	$ 3,445,000	$ 3,445,000
A, (The Arbors Apartments),			Austin Trust Various States
VRDN, 0.30%, 9/2/09			GO, Series 2008-1154,
(FNMA) (LIQ FAC: FNMA)	$ 2,000,000	$ 2,000,000	VRDN, 0.49%, 9/3/09 (FSA)
ABAG Finance Auth. for			(LIQ FAC: Bank of
Nonprofit Corps. Rev., (899			America N.A.)(1)	5,315,000	5,315,000
Charleston LLC), VRDN,			Austin Trust Various States
0.20%, 9/1/09 (LOC:			GO, Series 2008-3016X,
LaSalle Bank N.A.)	3,000,000	3,000,000	VRDN, 0.49%, 9/3/09 (FSA)
ABAG Finance Auth. for			(LIQ FAC: Bank of
Nonprofit Corps. Rev.,			America N.A.)(1)	7,180,000	7,180,000
(Katherine Delmar Burke			Austin Trust Various States
School), VRDN, 0.55%,			GO, Series 2008-3019X,
9/3/09 (LOC: Allied Irish			VRDN, 0.49%, 9/3/09 (FSA)
Bank plc)	1,050,000	1,050,000	(LIQ FAC: Bank of
ABAG Finance Auth. for			America N.A.)(1)	6,500,000	6,500,000
Nonprofit Corps. Rev., Series			Austin Trust Various States
2005 A, (San Francisco			GO, Series 2008-3020X,
University), VRDN, 0.55%,			VRDN, 0.49%, 9/3/09
9/3/09 (LOC: Allied Irish			(FSA) (LIQ FAC: Bank of
Bank plc)	1,150,000	1,150,000	America N.A.)(1)	5,750,000	5,750,000
ABAG Finance Auth. for			Austin Trust Various States
Nonprofit Corps. Rev., Series			GO, Series 2008-3044X,
2006 A, (La Jolla Country			VRDN, 0.49%, 9/3/09 (FSA)
Day School), VRDN, 0.55%,			(LIQ FAC: Bank of
9/3/09 (LOC: Allied Irish			America N.A.)(1)	6,665,000	6,665,000
Bank plc)	1,090,000	1,090,000	Austin Trust Various States
Alameda Public Financing			GO, Series 2008-3318,
Auth. Multifamily Housing			VRDN, 0.54%, 9/3/09
Rev., Series 2005 A, (Eagle			(AGC) (LIQ FAC: Bank of
Village/Parrot Village			America N.A.)(1)	1,500,000	1,500,000
Apartments), VRDN,			Barstow Multifamily
0.26%, 9/3/09 (FNMA)			Housing Rev., (Desert Vista
(LIQ FAC: FNMA)	4,065,000	4,065,000	Apartments), VRDN, 0.25%,
Alameda-Contra Costa			9/2/09 (LOC: Redlands
Schools Financing Auth.			Federal Bank and FHLB)	2,400,000	2,400,000
COP, Series 2003 L, (Capital			Butte County Housing Auth.
Improvement Financing),			Multi-Family Rev., (Pine Tree
VRDN, 0.25%, 9/3/09 (LOC:			Apartments), VRDN, 0.48%,
Scotia Bank)	1,845,000	1,845,000	9/2/09 (LOC: Wells Fargo
Anaheim Union High School			Bank N.A.)	452,000	452,000
District COP, (School Facility			California Enterprise
Bridge Funding), VRDN,			Development Auth. Rev.,
0.50%, 9/3/09 (FSA)			(Community Hospice, Inc.),
(SBBPA: Wachovia			VRDN, 0.35%, 9/3/09 (LOC:
Bank N.A.)	3,060,000	3,060,000	Bank of Stockton and Bank
			of New York)	4,835,000	4,835,000

12

California Tax-Free Money Market

	Principal			Principal
	Amount	Value		Amount	Value
California Enterprise			California Municipal Finance
Development Auth. Rev.,			Auth. Rev., (Saint Andrew’s
(Humane Society Silicon			Parish), VRDN, 0.55%,
Valley), VRDN, 0.40%,			9/3/09 (LOC: Allied Irish
9/3/09 (LOC: First Republic			Bank plc)	$ 1,300,000	$ 1,300,000
Bank and U.S. Bank N.A.)	$ 8,000,000	$ 8,000,000	California Municipal Finance
California GO, Series 2003			Auth. Rev., (San Francisco
B45, (MERLOTs), VRDN,			Planning), VRDN, 0.20%,
0.47%, 9/2/09 (SBBPA:			9/3/09 (LOC: Pacific Capital
Wachovia Bank N.A.)(1)	3,000,000	3,000,000	Bank N.A. and FHLB)	3,435,000	3,435,000
California GO, Series 2003			California Municipal Finance
C2, VRDN, 0.23%, 9/3/09			Auth. Rev., Series 2008
(LOC: Landesbank Hessen-			A, (Central Coast YMCA),
Thuringen Girozentrale,			VRDN, 0.30%, 9/3/09 (LOC:
Bank of America N.A. and			Pacific Capital Bank N.A.
Bank of Nova Scotia)	4,000,000	4,000,000	and FHLB)	2,750,000	2,750,000
California GO, Series 2006-			California School Cash
1255, (PUTTERs), VRDN,			Reserve Program Auth.
0.42%, 9/3/09 (BHAC-			Rev., Series 2009-10 A,
CR/Ambac) (LIQ FAC:			2.50%, 7/1/10	10,000,000	10,156,718
JPMorgan Chase			California State Department
Bank N.A.)(1)	2,750,000	2,750,000	of Water Resources Power
California GO, Series 2007-			Supply Rev., Series 2002 A,
1932, (PUTTERs), VRDN,			5.50%, 5/1/10	2,095,000	2,157,724
0.84%, 9/3/09 (FSA) (LIQ			California State Department
FAC: JPMorgan Chase			of Water Resources Power
Bank N.A.)(1)	4,995,000	4,995,000	Supply Rev., Series 2005 G3,
California Health Facilities			VRDN, 0.55%, 9/3/09 (FSA)
Financing Auth. Rev.,			(SBBPA: JPMorgan Chase
(Memorial Health Services),			Bank N.A.)	8,700,000	8,700,000
VRDN, 0.33%, 9/2/09	2,725,000	2,725,000	California Statewide
California Infrastructure			Communities Development
& Economic Development			Auth. Multifamily Housing
Bank Rev., (Bay Area Toll			Rev., Series 2008-2680,
Bridges), VRDN, 0.40%,			(PUTTERs), VRDN, 0.49%,
9/3/09 (LOC: Bank of			9/3/09 (LOC: JPMorgan
the West)	2,830,000	2,830,000	Chase Bank N.A.)(1)	7,500,000	7,500,000
California Infrastructure			California Statewide
& Economic Development			Communities Development
Bank Rev., (Country			Auth. Rev., (Archer School
Schools), VRDN, 0.35%,			for Girls, Inc.), VRDN,
9/3/09 (LOC: First Republic			0.55%, 9/3/09 (LOC: Allied
Bank and Bank of New York)	3,000,000	3,000,000	Irish Bank plc)	1,000,000	1,000,000
California Infrastructure			California Statewide
& Economic Development			Communities Development
Bank Rev., Series 2008 B,			Auth. Rev., (St. Mary &
(Colburn School), VRDN,			All Angels School), VRDN,
0.45%, 9/3/09 (LOC: Allied			0.45%, 9/3/09 (LOC: Allied
Irish Bank plc)	6,000,000	6,000,000	Irish Bank plc)	2,000,000	2,000,000

13

California Tax-Free Money Market

	Principal			Principal
	Amount	Value		Amount	Value
California Statewide			El Monte COP, Series
Communities Development			2003 A, (Community
Auth. Rev., Series 2000 A,			Improvement), VRDN,
(Jewish Federation), VRDN,			0.35%, 9/3/09 (LOC: Union
0.52%, 9/3/09 (LOC: Allied			Bank of California N.A.
Irish Bank plc)	$ 3,230,000	$ 3,230,000	and California State
California Statewide			Teacher’s Retirement)	$ 4,935,000	$ 4,935,000
Communities Development			Fremont COP, (Capital
Auth. Rev., Series 2008 B,			Improvement Funding),
(Rady Children’s Hospital),			VRDN, 0.25%, 9/3/09 (LOC:
VRDN, 0.11%, 9/1/09 (LOC:			Scotia Bank)	2,740,000	2,740,000
Bank of the West)	2,600,000	2,600,000	Hanford Sewer System
Carlsbad Unified School			Rev., Series 1996 A, VRDN,
District COP, (School Facility			0.55%, 9/3/09 (LOC: Union
Bridge Funding), VRDN,			Bank of California N.A.)	1,200,000	1,200,000
0.50%, 9/3/09 (FSA)			Irvine Improvement
(SBBPA: Wachovia			Bond Act of 1915 Special
Bank N.A.)	1,600,000	1,600,000	Assessment Rev., Series
Carlsbad Unified School			2006 A, (Reassessment
District COP, (School Facility			District No. 05-21), VRDN,
Bridge Funding), VRDN,			0.10%, 9/1/09 (LOC: Bank
0.50%, 9/3/09 (FSA)			of New York and California
(SBBPA: Wachovia			State Teacher’s Retirement)	600,000	600,000
Bank N.A.)	2,580,000	2,580,000	JP Morgan Chase Trust
Carlsbad Unified School			COP, Series 2009-3361,
District COP, (School			(PUTTERs/DRIVERs),
Facility Bridge Funding),			VRDN, 0.54%, 9/3/09
VRDN, 0.55%, 9/3/09			(NATL) (LIQ FAC: JPMorgan
(FSA) (SBBPA: First Union			Chase Bank N.A.)(1)	2,570,000	2,570,000
National Bank)	8,200,000	8,200,000	JP Morgan Chase Trust
Chico Multifamily Mortgage			COP, Series 2009-3416,
Rev., (Webb Homes), VRDN,			(PUTTERs/DRIVERs),
0.75%, 9/1/09 (LOC: Wells			VRDN, 0.54%, 9/3/09
Fargo Bank N.A.)	295,000	295,000	(NATL) (LIQ FAC: JPMorgan
Diamond Bar Public			Chase Bank N.A.)(1)	2,200,000	2,200,000
Financing Auth. Lease Rev.,			Long Beach Health Facilities
Series 2002 A, (Community/			Rev., (Memorial Health
Senior Center), VRDN,			Services), VRDN,
0.28%, 9/2/09 (LOC: Union			0.33%, 9/2/09	18,200,000	18,200,000
Bank of California N.A.)	7,400,000	7,400,000	Los Angeles COP, Series
East Bay Municipal Utility			2005 A, (Loyola High
District Rev., Series 2009			School), VRDN, 0.55%,
A1, VRN, 0.39%, 9/3/09	5,000,000	5,000,000	9/3/09 (LOC: Allied Irish
East Bay Municipal Utility			Bank plc)	1,375,000	1,375,000
District Rev., Series 2009			Los Angeles COP, Series
A2, VRN, 0.39%, 9/3/09	29,540,000	29,540,000	2006 A, (Notre Dame High
Eastern Municipal Water			School), VRDN, 0.55%,
District Water & Sewer			9/3/09 (LOC: Allied Irish
COP, Series 2008 E, VRDN,			Bank plc)	1,710,000	1,710,000
0.23%, 9/2/09 (LIQ FAC:			Los Angeles County Tax &
Lloyds TSB Bank plc)(1)	4,900,000	4,900,000	Rev. Anticipation Notes GO,
			2.50%, 4/28/10	9,800,000	9,931,032

14

California Tax-Free Money Market

	Principal			Principal
	Amount	Value		Amount	Value
Los Angeles County Tax &			Paramount Unified School
Rev. Anticipation Notes			District COP, (School Facility
GO, Series 2009 A,			Bridge Funding Program),
2.50%, 6/30/10	$ 15,500,000	$ 15,718,502	VRDN, 0.50%, 9/3/09 (FSA)
Los Angeles Unified School			(SBBPA: Wachovia
District GO, Series 2008-			Bank N.A.)	$ 3,200,000	$ 3,200,000
2748, (PUTTERs), VRDN,			RBC Municipal Products
0.54%, 9/3/09 (FSA) (LIQ			Inc. Trust Tax Allocation
FAC: JPMorgan Chase			Rev., Series 2008 E5, VRDN,
Bank N.A.)(1)	4,995,000	4,995,000	0.34%, 9/3/09 (LOC: Royal
Los Angeles Unified			Bank of Canada) (LIQ FAC:
School District Tax & Rev.			Royal Bank of Canada)(1)	28,180,000	28,180,000
Anticipation Notes GO,			Reedley COP, VRDN,
2.00%, 8/12/10	10,000,000	10,129,565	0.37%, 9/3/09 (LOC:
Metropolitan Water District			U.S. Bank N.A.)	10,650,000	10,650,000
Southern California Rev.,			Riverside County Industrial
Series 2009 A1, VRN,			Development Authority
0.44%, 9/3/09	15,000,000	15,000,000	Empowerment Zone Facility
Metropolitan Water District			Rev., (Guy Evans Inc.),
Southern California Rev.,			VRDN, 0.30%, 9/3/09
Series 2009 A2, VRN,			(LOC: California Bank &
0.44%, 9/3/09	16,000,000	16,000,000	Trust and FHLB)	5,765,000	5,765,000
Modesto Water Rev. COP,			San Bernardino County
Series 2008 A, VRDN,			Multifamily Housing Auth.
0.41%, 9/3/09 (AGC)			Rev., Series 1993 A, (Rialto
(SBBPA: Bank of			Heritage), VRDN, 0.29%,
America N.A.)	2,500,000	2,500,000	9/9/09 (LOC: California
Moreno Valley COP, (1997			Federal Bank and FHLB)	4,330,000	4,330,000
City Hall Refinancing),			San Diego County COP,
VRDN, 0.35%, 9/3/09 (LOC:			VRDN, 0.45%, 9/3/09 (LOC:
Union Bank of California			Allied Irish Bank plc)	3,300,000	3,300,000
N.A. and California State			San Diego Unified School
Teacher’s Retirement)	5,470,000	5,470,000	District Tax & Rev.
Novato Multifamily Housing			Anticipation Notes GO,
Rev., (Nova-Ro III Senior			2.00%, 7/8/10	6,500,000	6,581,264
Housing), VRDN, 0.23%,			San Francisco City & County
9/3/09 (LOC: Bank of			Redevelopment Agency
the West)	800,000	800,000	Community Facilities District
Orange County Housing			No. 4 Rev., (Mission Bay
Multifamily Apartments			North Public Improvements),
Development Auth. Rev.,			VRDN, 0.25%, 9/3/09 (LOC:
Series 1985 CC, (Lantern			Bank of America N.A.)	1,400,000	1,400,000
Pines), VRDN, 0.29%,			Santa Rosa Wastewater
9/1/09 (FNMA) (LIQ			Rev., Series 2004 A,
FAC: FNMA)	1,450,000	1,450,000	VRDN, 1.10%, 9/3/09
Orange County Sanitation			(LOC: Landesbank
District COP, Series 2008 C,			Baden-Wurttemberg)	19,400,000	19,400,000
2.50%, 12/10/09	5,000,000	5,020,617

15

California Tax-Free Money Market

	Principal		Notes to Schedule of Investments
	Amount	Value	ABAG = Association of Bay Area Governments
Southern California Public			AGC = Assured Guaranty Corporation
Power Auth. Rev., (Southern
Transmission), VRDN,			Ambac = Ambac Assurance Corporation
0.90%, 9/2/09 (Ambac)			BHAC-CR = Berkshire Hathaway Assurance Corporation —
(LOC: Lloyds TSB Bank plc)	$ 3,300,000	$ 3,300,000	Custodial Receipts
Sweetwater Union High			COP = Certificates of Participation
School District GO, Series			DRIVERs = Derivative Inverse Tax-Exempt Receipts
2008-2684, (PUTTERs),			FHLB = Federal Home Loan Bank
VRDN, 0.84%, 9/3/09 (FSA)
(LIQ FAC: JPMorgan Chase			FNMA = Federal National Mortgage Association
Bank N.A.)(1)	3,500,000	3,500,000	FSA = Financial Security Assurance, Inc.
Three Valleys Municipal			GO = General Obligation
Water District COP,			LIQ FAC = Liquidity Facilities
(Miramar Water Treatment,
Water Transmission and			LOC = Letter of Credit
Hydroelectric Generating			MERLOTs = Municipal Exempt Receipts Liquidity Optional Tenders
Facilities), VRDN, 0.20%,			NATL = National Public Finance Guarantee Corporation
9/2/09 (LOC: Wells Fargo
Bank N.A.)	5,000,000	5,000,000	PUTTERs = Puttable Tax-Exempt Receipts
Vallejo Water Rev., Series			SBBPA = Standby Bond Purchase Agreement
2005 A, VRDN, 0.33%,			VRDN = Variable Rate Demand Note. Interest reset date is indicated.
9/2/09 (LOC: JPMorgan			Rate shown is effective at the period end.
Chase Bank N.A.)	4,500,000	4,500,000	VRN = Variable Rate Note. Interest reset date is indicated. Rate shown
West Hills Community			is effective at the period end.
College District COP, VRDN,			(1) Security was purchased under Rule 144A or Section 4(2) of
0.28%, 9/2/09 (LOC: Union			the Securities Act of 1933 or is a private placement and, unless
Bank of California N.A.)	9,000,000	9,000,000	registered under the Act or exempted from registration, may only
TOTAL INVESTMENT			be sold to qualified institutional investors. The aggregate value
SECURITIES — 98.6%		433,597,422	of these securities at the period end was $97,500,000, which
OTHER ASSETS			represented 22.2% of total net assets. None of the restricted
AND LIABILITIES — 1.4%		6,039,758	securities are considered to be illiquid.
TOTAL NET ASSETS — 100.0%		$439,637,180

See Notes to Financial Statements.

16

California Tax-Free Bond

AUGUST 31, 2009

	Principal			Principal
	Amount	Value		Amount	Value
Municipal Securities — 98.7%			California Economic
			Recovery GO, Series 2004 A,
CALIFORNIA — 93.2%			5.25%, 7/1/14(1)	$ 5,000,000	$ 5,578,700
Banning Utility Auth.			California Economic
Rev., (Refunding and			Recovery GO, Series
Improvement Projects),			2004 A, 5.25%, 7/1/14
5.25%, 11/1/35			(NATL/FGIC)(1)	5,000,000	5,573,900
(NATL/FGIC)(1)	$ 750,000	$ 730,178
			California Educational
Bay Area Toll Auth. Toll			Facilities Auth. Rev.,
Bridge Rev., Series 2008 F1,			(Golden Gate University),
(San Francisco Bay Area),			5.50%, 10/1/18(1)	4,000,000	3,714,320
5.00%, 4/1/34(1)	5,000,000	5,087,050
			California Educational
Bay Area Toll Auth. Toll			Facilities Auth. Rev.,
Bridge Rev., Series 2009 F1,			(Santa Clara University),
(San Francisco Bay Area),			5.00%, 4/1/18	500,000	558,045
5.25%, 4/1/27(1)	6,250,000	6,707,000
			California Educational
California Department of			Facilities Auth. Rev.,
Water Resources Power			(Santa Clara University),
Supply Rev., Series			5.00%, 4/1/19	700,000	772,877
2002 A, 5.375%, 5/1/12,			California Educational
Prerefunded at 101%			Facilities Auth. Rev.,
of Par (XLCA)(1)(2)	7,000,000	7,855,120
			(Santa Clara University),
California Department of			5.25%, 4/1/23	2,000,000	2,156,380
Water Resources Power			California Educational
Supply Rev., Series 2002 A,			Facilities Auth. Rev.,
5.50%, 5/1/12(1)	3,750,000	4,107,525
			(Scripps College), 5.25%,
California Department of			8/1/11, Prerefunded at
Water Resources Power			100% of Par(1)(2)	985,000	1,068,695
Supply Rev., Series 2005 F5,			California Educational
5.00%, 5/1/22(1)	1,800,000	1,907,640
			Facilities Auth. Rev., Series
California Department of			2000 B, (Pooled College &
Water Resources Power			University), 6.625%, 6/1/10,
Supply Rev., Series 2005 G4,			Prerefunded at 101%
5.00%, 5/1/16(1)	2,450,000	2,709,210	of Par(1)(2)	275,000	289,911
California Department of			California Educational
Water Resources Power			Facilities Auth. Rev., Series
Supply Rev., Series 2008 H,			2000 B, (Pooled College &
5.00%, 5/1/21(1)	5,000,000	5,350,400	University), 6.625%, 6/1/10,
California Department of			Prerefunded at 101%
Water Resources Rev.,			of Par(1)(2)	1,330,000	1,402,113
(Central Valley), 5.50%,			California Educational
12/1/11, Prerefunded at			Facilities Auth. Rev.,
100% of Par(1)(2)	15,000	16,564	Series 2004 C,
California Department of			(Lutheran University),
Water Resources Rev.,			5.00%, 10/1/24(1)	2,500,000	2,300,625
(Central Valley),			California Educational
5.50%, 12/1/17(1)	1,235,000	1,336,591	Facilities Auth. Rev.,
California Department of			Series 2008 T4,
Water Resources Rev.,			(Stanford University),
Series 2009 AF, (Central			5.00%, 3/15/14(1)	5,000,000	5,691,050
Valley), 5.00%, 12/1/22(1)	2,000,000	2,219,360

17

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
California Educational			California Health Facilities
Facilities Auth. Rev., Series			Financing Auth. Rev., 5.70%,
2009 A, (Pomona College),			12/1/24 (Ambac/California
5.00%, 1/1/24(1)	$ 2,100,000	$ 2,340,009	Mortgage Insurance)(1)	$ 1,985,000	$ 2,026,268
California Educational			California Health Facilities
Facilities Auth. Rev., Series			Financing Auth. Rev.,
2009 A, (University of			(Children’s Hospital),
Southern California),			6.25%, 11/1/29(1)	5,000,000	5,108,850
5.00%, 10/1/39(1)	2,952,000	3,029,933	California Health Facilities
California GO, 5.25%,			Financing Auth. Rev.,
10/1/10, Prerefunded			Series 1998 A, (Kaiser
at 100% of Par			Permanente), 5.25%,
(FGIC-TCRS)(1)(2)	7,650,000	8,007,485	6/1/11 (FSA)(1)(2)	2,000,000	2,027,460
California GO, 5.50%,			California Health Facilities
3/1/11 (XLCA-ICR)(1)	1,000,000	1,056,570	Financing Auth. Rev., Series
California GO, 5.50%,			2008 A, (Scripps Health),
4/1/12 (NATL)(1)	5,000,000	5,439,700	5.00%, 10/1/17(1)	1,400,000	1,447,908
California GO, 5.00%,			California Health Facilities
2/1/14, Prerefunded at			Financing Auth. Rev., Series
100% of Par(1)(2)	4,000,000	4,551,280	2008 A, (Sutter Health),
			5.50%, 8/15/17(1)	1,000,000	1,082,910
California GO, 5.125%,
2/1/14, Prerefunded at			California Health Facilities
100% of Par(1)(2)	5,000,000	5,715,550	Financing Auth. Rev., Series
			2008 A, (Sutter Health),
California GO, 5.00%,			5.25%, 8/15/22(1)	3,335,000	3,418,708
11/1/16 (Ambac)(1)	1,575,000	1,742,564
			California Health Facilities
California GO,			Financing Auth. Rev., Series
5.00%, 8/1/18(1)	2,260,000	2,434,698
			2008 A, (Sutter Health),
California GO,			5.00%, 8/15/38(1)	2,520,000	2,251,645
5.25%, 2/1/20(1)	5,000,000	5,189,800
			California Health Facilities
California GO,			Financing Auth. Rev.,
5.00%, 3/1/20(1)	1,690,000	1,802,605	Series 2008 A3, (Stanford
California GO,			Hospital), VRDN,
5.00%, 8/1/20(1)	5,000,000	5,284,150	3.45%, 6/15/11(1)	1,000,000	1,030,530
California GO,			California Health Facilities
5.00%, 3/1/22(1)	5,000,000	5,162,300	Financing Auth. Rev.,
California GO,			Series 2008 C, (Providence
5.50%, 4/1/24(1)	4,000,000	4,236,560	Health & Services),
			5.00%, 10/1/14(1)	500,000	552,770
California GO,
5.00%, 8/1/24(1)	1,260,000	1,280,866	California Health Facilities
			Financing Auth. Rev.,
California GO,			Series 2008 C, (Providence
5.75%, 4/1/28(1)	5,000,000	5,282,550	Health & Services),
California GO,			6.25%, 10/1/24(1)	3,250,000	3,634,085
5.75%, 4/1/31(1)	7,710,000	8,079,849	California Health Facilities
California GO,			Financing Auth. Rev.,
6.50%, 4/1/33(1)	5,000,000	5,545,200	Series 2008 C, (Providence
California GO,			Health & Services),
5.00%, 4/1/38(1)	4,450,000	4,235,554	6.50%, 10/1/38(1)	2,125,000	2,314,826
California GO,			California Health Facilities
6.00%, 4/1/38(1)	3,000,000	3,174,540	Financing Auth. Rev., Series
			2008 H, (Catholic Healthcare
			West), 5.125%, 7/1/22(1)	1,000,000	1,000,530

18

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
California Health Facilities			California Municipal Finance
Financing Auth. Rev., Series			Auth. Rev., (Loma Linda
2009 A, (Catholic Healthcare			University), 5.00%, 4/1/23(1)	$ 1,145,000	$ 1,161,545
West), 5.00%, 7/1/18(1)	$ 4,980,000	$ 5,068,644	California Municipal Finance
California Health Facilities			Auth. Rev., (Loma Linda
Financing Auth. Rev., Series			University), 5.00%, 4/1/28(1)	2,000,000	1,952,620
2009 A, (Catholic Healthcare			California Public Works
West), 5.40%, 7/1/21(1)	2,500,000	2,566,975	Board Lease Rev.,
California Health Facilities			Series 2005 A,
Financing Auth. Rev.,			(Department General
Series 2009 A, (Saint			Services - Butterfield),
Joseph Health System),			5.00%, 6/1/15(1)	1,450,000	1,528,924
5.50%, 7/1/29(1)	3,750,000	3,800,850	California Public Works
California Health Facilities			Board Lease Rev., Series
Financing Auth. Rev.,			2006 A, (Various California
Series 2009 A, (Saint			State University Projects),
Joseph Health System),			5.00%, 10/1/11(1)	2,165,000	2,269,851
5.75%, 7/1/39(1)	3,000,000	3,033,420	California Public Works
California Infrastructure			Board Lease Rev., Series
& Economic Development			2009 A, (Department
Bank Rev., Series 2000 A,			General Services - Buildings
(Scripps Research Institute),			8 & 9), 6.25%, 4/1/34(1)	2,435,000	2,529,429
5.625%, 7/1/20(1)	1,000,000	1,007,500	California Public Works
California Infrastructure			Board Lease Rev., Series
& Economic Development			2009 B, (Department
Bank Rev., Series 2003			of Education - Riverside
A, (Bay Area Toll Bridges			Campus), 6.00%, 4/1/27(1)	2,130,000	2,195,583
Seismic Retrofit 1st Lien),			California State University
5.125%, 7/1/26, Prerefunded			Fresno Association, Inc. Rev.,
at 100% of Par (Ambac)(1)(2)	5,000,000	5,903,850	(Auxiliary Organization Event
California Infrastructure			Center), 5.00%, 7/1/12(1)(2)	1,000,000	1,106,860
& Economic Development			California State University
Bank Rev., Series 2006 A,			Fresno Association, Inc.
(California Science Center			Rev., (Auxiliary Organization
Phase II), 4.25%, 5/1/13			Event Center), 5.25%,
(NATL/FGIC)(1)	1,075,000	1,112,625	7/1/12, Prerefunded at
California Infrastructure			101% of Par(1)(2)	3,100,000	3,482,819
& Economic Development			California State University
Bank Rev., Series 2008 A,			Fresno Association, Inc.
(California Independent			Rev., (Auxiliary Organization
System Operator Corp.),			Event Center), 6.00%,
5.00%, 2/1/13(1)	2,500,000	2,655,900	7/1/12, Prerefunded at
California Mobilehome			101% of Par(1)(2)	1,500,000	1,718,310
Park Financing Auth. Rev.,			California State University
Series 2000 A, (Union City			System Rev., Series 2002 A,
Tropics), 5.375%, 8/15/10,			5.375%, 11/1/18 (Ambac)(1)	1,250,000	1,352,163
Prerefunded at 102% of Par
(ACA)(1)(2)	1,075,000	1,146,842	California Statewide
			Communities Development
California Mobilehome Park			Auth. Rev., Series 2002 B,
Financing Auth. Rev., Series			5.20%, 10/1/18 (FSA)(1)	1,695,000	1,809,921
2006 A, (Union City Tropics),
3.80%, 12/15/11(1)	1,350,000	1,352,619	California Statewide
			Communities Development
			Auth. Rev., Series 2002 C,
			(Kaiser Permanente), VRN,
			3.85%, 6/1/12(1)	1,100,000	1,119,536

19

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
California Statewide			Capistrano Unified School
Communities Development			District Special Tax Rev.,
Auth. Rev., Series 2007			(Community Facilities
A, (California Baptist			District No. 87-1), 5.00%,
University), 5.30%, 11/1/18	$ 2,250,000	$ 1,872,562	9/1/18 (Ambac)(1)	$ 3,115,000	$ 3,076,623
California Statewide			Carson Redevelopment
Communities Development			Agency Tax Allocation Rev.,
Auth. Rev., Series 2007			(Redevelopment Project
A, (California Baptist			Area No. 1), 5.50%,
University), 5.40%, 11/1/27	2,500,000	1,798,875	10/1/11 (NATL)(1)	1,130,000	1,175,573
California Statewide			Chabot Las Positas
Communities Development			Community College
Auth. Rev., Series 2007 A,			District COP, 5.50%,
(Front Porch Communities			12/1/10 (FSA)(1)(2)	1,090,000	1,127,529
and Services), 5.125%,			Chaffey Community College
4/1/37(1)(3)	1,600,000	1,169,152	District GO, Series 2002 A,
California Statewide			4.25%, 7/1/11 (FSA)(1)	1,070,000	1,132,199
Communities Development			Chino Ontario Upland Water
Auth. Rev., Series 2007			Facilities Auth. COP, Series
A, (Henry Mayo Newhall			1997 A, (Agua de Lejos),
Memorial Hospital),			5.20%, 10/1/15
5.00%, 10/1/20 (California			(NATL/FGIC)(1)	3,000,000	3,032,160
Mortgage Insurance)(1)	1,000,000	1,015,910
			Coast Community College
California Statewide			District GO, Series 2006 B,
Communities Development			(Election of 2002), 5.00%,
Auth. Rev., Series 2007 A,			8/1/17 (FSA)(1)	2,065,000	2,301,794
(Valleycare Health System),
4.80%, 7/15/17	4,600,000	3,843,346	Eastern Municipal Water
			District Water & Sewer
California Statewide			COP, Series 2001 A, 5.25%,
Communities Development			7/1/13 (NATL/FGIC)(1)	2,300,000	2,445,199
Auth. Rev., Series 2007 A,
(Valleycare Health System),			Eastern Municipal Water
5.00%, 7/15/22	1,000,000	746,740	District Water & Sewer
			COP, Series 2008 H,
California Statewide			5.00%, 7/1/24(1)	1,000,000	1,046,450
Communities Development
Auth. Rev., Series 2007 B,			El Segundo Unified School
(Adventist Health			District GO, 5.375%, 9/1/12,
System/West), 5.00%,			Prerefunded at 100%
			of Par (FGIC)(1)(2)	1,020,000	1,147,724
3/1/37 (AGC)(1)	2,500,000	2,388,575
California Statewide			El Segundo Unified School
Communities Development			District GO, 5.375%, 9/1/12,
Auth. Rev., Series 2008 D,			Prerefunded at 100%
			of Par (FGIC)(1)(2)	1,095,000	1,232,116
(Catholic Healthcare West),
5.50%, 7/1/31(1)	1,000,000	964,230	Folsom Cordova Unified
California Statewide			School District No. 2
Communities Development			Facilities Improvement GO,
Auth. Rev., Series 2009			Series 2002 A, 5.375%,
			10/1/15 (NATL)(1)	1,000,000	1,087,960
A, (Kaiser Permanente),
5.00%, 4/1/13(1)	2,500,000	2,722,750	Folsom Cordova Unified
Calleguas-Las Virgines			School District No. 2
Public Financing Auth. Rev.,			Facilities Improvement GO,
Series 2007 A, (Municipal			Series 2002 A, 5.375%,
			10/1/16 (NATL)(1)	1,225,000	1,332,751
Water District), 5.00%,
7/1/20 (NATL/FGIC)(1)	1,000,000	1,079,690	Folsom Public Financing
Campbell Union High School			Auth. Lease Rev., (City
District GO, 5.00%, 8/1/30(1)	1,600,000	1,644,032	Hall & Community Center),
			5.25%, 10/1/14 (FSA)(1)	1,225,000	1,331,918

20

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
Folsom Public Financing			Irvine Improvement
Auth. Lease Rev., (City			Bond Act of 1915 Special
Hall & Community Center),			Assessment Rev., (Limited
5.25%, 10/1/15 (FSA)(1)	$ 1,290,000	$ 1,402,591	Obligation Assessment
Foothill/Eastern			District No. 93-14), VRDN,
Transportation Corridor			0.16%, 9/1/09 (LOC: Bank
Agency Toll Road Rev.,			of America N.A.)(1)	$ 4,250,000	$ 4,250,000
Series 1995 A, (Senior Lien),			Irvine Unified School District
5.26%, 1/1/26(1)(2)(4)	10,000,000	4,865,300	Financing Auth. Special Tax
Franklin-Mckinley School			Rev., Series 2006 A, (Group
District GO, Series 2005 A,			II), 4.50%, 9/1/13	785,000	772,738
(Election of 2004), 5.00%,			Irvine Unified School District
8/1/15, Prerefunded at			Financing Auth. Special Tax
100% of Par (FGIC)(1)(2)	1,150,000	1,336,219	Rev., Series 2006 A, (Group
Fremont Union High School			II), 4.75%, 9/1/16	600,000	576,840
District GO, Series 2000 B,			Irvine Unified School District
5.25%, 9/1/10, Prerefunded			Financing Auth. Special Tax
at 100% of Par(1)(2)	2,550,000	2,666,560	Rev., Series 2006 A, (Group
Golden State Tobacco			II), 5.00%, 9/1/20	745,000	691,591
Securitization Corp.			Lancaster Financing Auth.
Settlement Rev., Series			Tax Allocation Rev., (Projects
2003 A1, 6.75%, 6/1/13,			No. 5 & 6), 3.80%, 2/1/10(1)	110,000	110,009
Prerefunded at 100%			Lancaster Financing Auth.
of Par(1)(2)	4,440,000	5,231,963	Tax Allocation Rev., (Projects
Golden State Tobacco			No. 5 & 6), 4.00%, 2/1/11(1)	120,000	120,012
Securitization Corp.			Lancaster Financing Auth.
Settlement Rev., Series 2007			Tax Allocation Rev., (Projects
A1, 5.75%, 6/1/47(1)	10,000,000	7,800,100	No. 5 & 6), 4.30%, 2/1/13(1)	125,000	124,314
Hercules Redevelopment			Long Beach Bond Finance
Agency Tax Allocation Rev.,			Auth. Lease Rev., (Plaza
Series 2007 A, 5.00%,			Parking Facility), 5.25%,
8/1/12 (Ambac)(1)	1,300,000	1,342,614	11/1/16(1)	2,030,000	2,110,855
Hercules Redevelopment			Long Beach Bond Finance
Agency Tax Allocation Rev.,			Auth. Tax Allocation Rev.,
Series 2007 A, 5.00%,			Series 2002 A, (North Long
8/1/13 (Ambac)(1)	1,360,000	1,397,835	Beach Redevelopment),
Hillsborough School District			5.00%, 8/1/10 (Ambac)(1)	750,000	761,332
GO, (Bond Anticipation			Long Beach Bond Finance
Notes), 3.60%, 9/1/13(4)	2,700,000	2,374,272	Auth. Tax Allocation Rev.,
Huntington Beach Union			Series 2002 A, (North Long
High School District GO,			Beach Redevelopment),
(Election of 2004),			5.00%, 8/1/11 (Ambac)(1)	680,000	697,993
4.98%, 8/1/30 (FSA-CR)			Los Altos School District GO,
(NATL)(1)(4)	10,320,000	2,736,451	5.00%, 8/1/19 (Ambac)(1)	2,500,000	2,717,325
Imperial Irrigation District			Los Angeles Community
COP, (Water Systems),			Redevelopment Agency
5.50%, 7/1/16 (Ambac)(1)	1,675,000	1,713,927	Parking System Rev.,
Inglewood Redevelopment			(Cinerama Dome Public
Agency Tax Allocation			Package), 5.30%, 7/1/13
Rev., Series 2007 A1,			(ACA) (LOC: Wells Fargo
(Subordinate Lien), 5.00%,			Bank N.A.)(1)	1,030,000	926,578
5/1/23 (Ambac)(1)	945,000	850,283

21

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
Los Angeles Convention			Los Gatos-Saratoga Joint
and Exhibition Center Auth.			Union High School District
Lease Rev., Series 1993 A,			GO, Series 2002 C, (Election
6.00%, 8/15/10			of 1998), 5.375%, 6/1/12,
(NATL-IBC)(1)	$ 1,155,000	$ 1,199,260	Prerefunded at 101%
Los Angeles County			of Par (FSA)(1)(2)	$ 1,390,000	$ 1,564,598
Metropolitan Transportation			Lynwood Public Financing
Auth. Sales Tax Rev., Series			Auth. Lease Rev., Series
2001 B, (Proposal A),			2003 A, (Public Capital
5.25%, 7/1/13 (FSA)(1)	3,000,000	3,235,530	Improvement), 4.125%,
Los Angeles County			9/1/12 (Ambac)(1)	575,000	609,028
Metropolitan Transportation			Manhattan Beach Unified
Auth. Sales Tax Rev., Series			School District GO, Series
2001 B, (Proposal A),			2009 A, (Election of 2008),
5.25%, 7/1/16 (FSA)(1)	6,680,000	7,147,533	6.29%, 9/1/28(1)(4)	5,620,000	1,746,415
Los Angeles County			Mojave Unified School
Metropolitan Transportation			District No. 1 Facilities
Auth. Sales Tax Rev., Series			Improvement GO, 5.25%,
2008 B, (Proposal A),			8/1/20 (NATL/FGIC)(1)	1,520,000	1,617,371
5.00%, 7/1/31(1)	1,000,000	1,022,870	Mountain View COP, (Capital
Los Angeles Department of			Projects), 5.25%, 8/1/18(1)	1,485,000	1,585,802
Airports Rev., Series 2008 C,			M-S-R Public Power Agency
(Los Angeles International			Rev., Series 2007 K,
Airport), 5.00%, 5/15/18(1)	750,000	813,240	(San Juan), 5.00%,
Los Angeles Department of			7/1/12 (NATL)(1)	4,065,000	4,392,192
Water & Power Rev., Series			M-S-R Public Power Agency
2001 AA1, (Power System),			Rev., Series 2007 K,
5.25%, 7/1/10 (NATL)(1)	3,130,000	3,247,813	(San Juan), 5.00%,
Los Angeles Department of			7/1/13 (NATL)(1)	2,305,000	2,507,702
Water & Power Rev., Series			M-S-R Public Power Agency
2008 A1, (Power System),			Rev., Series 2007 K,
5.25%, 7/1/38(1)	5,000,000	5,156,450	(San Juan), 5.00%,
Los Angeles Department of			7/1/14 (NATL)(1)	1,000,000	1,092,150
Water & Power Rev., Series			Murrieta Valley Unified
2008 A2, (Power System),			School District Public
5.25%, 7/1/32(1)	3,735,000	3,879,134	Financing Auth. Special Tax
Los Angeles Unified School			Rev., Series 2006 A, 4.00%,
District GO, 5.50%,			9/1/11 (AGC)(1)	1,255,000	1,306,656
7/1/12 (NATL)(1)	3,500,000	3,846,885	Murrieta Valley Unified
Los Angeles Unified School			School District Public
District GO, Series 2002 E,			Financing Auth. Special Tax
(Election of 1997), 5.00%,			Rev., Series 2006 A, 4.00%,
7/1/11 (NATL)(1)	5,000,000	5,334,950	9/1/12 (AGC)(1)	1,745,000	1,831,552
Los Angeles Unified School			Murrieta Valley Unified
District GO, Series 2003 F,			School District Public
(Election of 1997), 5.00%,			Financing Auth. Special Tax
7/1/16 (FSA)(1)	2,500,000	2,712,250	Rev., Series 2006 A, 4.00%,
Los Angeles Unified School			9/1/13 (AGC)(1)	1,690,000	1,762,991
District GO, Series 2009 F,			Murrieta Valley Unified
5.00%, 7/1/21(1)	5,405,000	5,806,429	School District Public
Los Angeles Wastewater			Financing Auth. Special Tax
System Rev., Series 2009 A,			Rev., Series 2006 A, 4.00%,
5.75%, 6/1/34(1)	2,975,000	3,214,428	9/1/14 (AGC)(1)	1,085,000	1,127,206
			Oceanside COP, Series 2003
			A, 5.00%, 4/1/11 (Ambac)(1)	1,225,000	1,260,954

22

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
Oceanside COP, Series 2003			Palomar Pomerado Health
A, 5.00%, 4/1/12 (Ambac)(1)	$ 1,310,000	$ 1,360,160	GO, Series 2009 A, (Election
Orange County Community			of 2004), 0.00%,
Facilities District Special			8/1/19 (AGC)(1)(5)	$ 1,660,000	$ 1,002,424
Tax Rev., Series 2005 A,			Paramount Unified School
(No. 04-1-Ladera Ranch),			District GO, (Election of
3.50%, 8/15/10	650,000	646,243	2006), 5.25%,
Orange County Community			8/1/25 (FSA)(1)	1,570,000	1,671,296
Facilities District Special			Paramount Unified School
Tax Rev., Series 2005 A,			District GO, (Election
(No. 04-1-Ladera Ranch),			of 2006), 5.25%,
3.80%, 8/15/11	760,000	747,582	8/1/26 (FSA)(1)	1,760,000	1,862,643
Orange County Community			Perris Public Financing
Facilities District Special Tax			Auth. Tax Allocation Rev.,
Rev., Series 2005 A, (No.			5.35%, 10/1/36	1,150,000	850,770
04-1-Ladera Ranch),			Poway Unified School
3.90%, 8/15/12	825,000	804,862	District Public Financing
Orange County Community			Auth. Special Tax Rev.,
Facilities District Special Tax			5.00%, 9/15/19 (Ambac)(1)	1,170,000	1,164,864
Rev., Series 2005 A, (No.			Poway Unified School
04-1-Ladera Ranch),			District Public Financing
4.10%, 8/15/13	700,000	676,382	Auth. Special Tax Rev.,
Orange County Community			5.00%, 9/15/20 (Ambac)(1)	1,215,000	1,197,966
Facilities District Special Tax			Rancho Mirage Joint Powers
Rev., Series 2005 A, (No.			Financing Auth. Rev.,
04-1-Ladera Ranch),			Series 2007 A, (Eisenhower
4.25%, 8/15/14	1,135,000	1,085,775	Medical Center),
Orange County Improvement			5.00%, 7/1/15(1)	1,505,000	1,581,740
Bond Act of 1915 Special			Rancho Mirage Joint Powers
Assessment Rev., (Newport			Financing Auth. Rev.,
Coast Phase IV Assessment			Series 2007 A, (Eisenhower
District No. 01-1),			Medical Center),
4.30%, 9/2/14	270,000	256,527	5.00%, 7/1/21(1)	1,000,000	1,006,370
Orange County Improvement			Richmond Joint Powers
Bond Act of 1915 Special			Financing Auth. Lease Rev.,
Assessment Rev., (Newport			(Refunding & Civic Center),
Coast Phase IV Assessment			VRDN, 4.125%, 11/25/09
District No. 01-1),			(Ambac) (SBBPA: Dexia
4.45%, 9/2/15	320,000	302,438	Credit Local)(1)	1,365,000	1,365,491
Orange County Improvement			Riverside County COP,
Bond Act of 1915 Special			Series 2007 A, (Public
Assessment Rev., (Newport			Safety Communication),
Coast Phase IV Assessment			5.00%, 11/1/14 (Ambac)(1)	1,000,000	1,117,350
District No. 01-1),
4.55%, 9/2/16	245,000	228,595	Riverside County COP,
			Series 2007 A, (Public
Orange County Public			Safety Communication),
Financing Auth. Lease Rev.,			5.00%, 11/1/15 (Ambac)(1)	2,000,000	2,241,520
(Juvenile Justice Center
Facility), 5.375%,			Sacramento City Financing
6/1/17 (Ambac)(1)	3,030,000	3,167,592	Auth. Lease Rev., Series
			1993 A, 5.40%,
Orange County Sanitation			11/1/20 (Ambac)(1)	3,000,000	3,021,780
District COP, Series 2007 B,
5.00%, 2/1/26 (FSA)(1)	2,750,000	2,885,272

23

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
Sacramento City Financing			San Diego Public Facilities
Auth. Rev., 5.00%, 12/1/16			Financing Auth. Rev., Series
(NATL/FGIC)(1)	$ 2,500,000	$ 2,648,100	2009 B, 5.00%, 5/15/22(1)	$ 1,000,000	$ 1,071,570
Sacramento City Financing			San Diego Public Facilities
Auth. Rev., Series 2002 A,			Financing Auth. Tax
(City Hall), 5.25%, 12/1/12,			Allocation Rev., Series 2007
Prerefunded at 100%			B, (Southcrest and Central
of Par (FSA)(1)(2)	4,045,000	4,574,571	Imperial Redevelopment),
Sacramento City Financing			5.125%, 10/1/22 (Radian)(1)	1,280,000	1,242,547
Auth. Rev., Series 2002 A,			San Diego Redevelopment
(City Hall), 5.25%,			Agency Tax Allocation Rev.,
12/1/15 (FSA)(1)	1,245,000	1,367,620	(Horton Plaza),
Sacramento Municipal Utility			5.70%, 11/1/17(1)	2,030,000	2,057,710
District Electric Rev.,			San Diego Redevelopment
Series 1997 K, 5.70%,			Agency Tax Allocation Rev.,
7/1/17 (Ambac)(1)	3,105,000	3,536,005	(Horton Plaza),
Sacramento Municipal Utility			5.80%, 11/1/21(1)	2,635,000	2,626,805
District Electric Rev.,			San Diego Redevelopment
Series 2001 O, 5.25%,			Agency Tax Allocation
8/15/11 (NATL)(1)	5,005,000	5,333,979	Rev., (North Park), 5.90%,
Sacramento Municipal Utility			9/1/25(1)	710,000	710,071
District Electric Rev.,			San Francisco City and
Series 2003 S, 5.00%,			County Airports Commission
11/15/11 (NATL)(1)	3,000,000	3,203,160	Rev., Series 2008-34D,
San Bernardino Community			(San Francisco International
College District GO, Series			Airport), 5.00%,
2008 A, (Election of 2002),			5/1/17 (AGC)(1)	3,375,000	3,751,043
5.25%, 8/1/18(1)	350,000	399,900	San Francisco City and
San Bernardino Community			County Airports Commission
College District GO, Series			Rev., Series 2008-34D,
2008 A, (Election of 2002),			(San Francisco International
5.50%, 8/1/19(1)	300,000	342,645	Airport), 5.00%,
			5/1/18 (AGC)(1)	2,000,000	2,218,400
San Bernardino Community
College District GO, Series			San Francisco City and
2008 A, (Election of 2002),			County COP, Series
6.25%, 8/1/33(1)	1,500,000	1,680,105	2009 A, (Multiple Capital
			Improvement Projects),
San Bernardino Community			5.00%, 4/1/29(1)	1,170,000	1,179,699
College District GO, Series
2009 B, (Election of 2008),			San Mateo County
0.00%, 8/1/19(1)(5)	9,840,000	5,534,016	Transportation District Sales
			Tax Rev., Series 1993 A,
San Bernardino County			5.25%, 6/1/18 (NATL)(1)	2,680,000	3,051,073
Redevelopment Agency
Tax Allocation Rev., Series			San Ramon Valley Unified
2005 A, (San Sevaine			School District GO,
Redevelopment), 5.00%,			(Election of 2002), 5.00%,
9/1/15 (Radian)(1)	1,005,000	1,026,929	8/1/21 (NATL)(1)	1,000,000	1,063,040
San Buenaventura City			Santa Ana Community
COP, Series 2002 B, 5.50%,			Redevelopment Agency
1/1/15 (Ambac)(1)	1,695,000	1,846,533	Tax Allocation Rev., Series
			2003 B, (South Main Street
San Buenaventura City			Redevelopment), 5.00%,
COP, Series 2002 B, 5.50%,			9/1/13 (NATL/FGIC)(1)	1,885,000	1,974,406
1/1/16 (Ambac)(1)	1,790,000	1,950,026
			Santa Barbara County COP,
San Diego Public Facilities			5.375%, 10/1/17 (Ambac)(1)	3,350,000	3,406,247
Financing Auth. Rev., Series
2009 A, 5.00%, 8/1/21(1)	1,000,000	1,073,490

24

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
Santa Fe Springs			South Tahoe Joint Powers
Community Development			Financing Auth. Rev., Series
Commission Tax Allocation			2005 A, (Redevelopment
Rev., Series 2002 A, 5.375%,			Project Area No. 1), 5.00%,
9/1/10, Prerefunded at			10/1/19 (Ambac)(1)	$ 1,445,000	$ 1,412,834
101% of Par (NATL)(1)(2)	$ 690,000	$ 731,124	Southern California Public
Santa Fe Springs			Power Auth. Rev., 6.75%,
Community Development			7/1/10 (GIC: PNC Bank)(1)	2,000,000	2,098,960
Commission Tax Allocation			Southern California
Rev., Series 2002 A, 5.375%,			Public Power Auth. Rev.,
9/1/16 (NATL)(1)	430,000	433,195	Series 2002 A, (Southern
Santa Monica-Malibu			Transmission), 5.25%,
Unified School District GO,			7/1/17 (FSA)(1)	5,000,000	5,428,750
5.25%, 8/1/13(1)	1,250,000	1,402,438	Southern California
Scotts Valley COP, 4.00%,			Public Power Auth. Rev.,
10/1/15 (FSA)(1)	1,145,000	1,167,328	Series 2002 A, (Southern
Scotts Valley COP, 4.25%,			Transmission), 5.25%,
10/1/18 (FSA)(1)	1,370,000	1,373,274	7/1/18 (FSA)(1)	3,325,000	3,563,103
Scotts Valley Redevelopment			Southern California Public
Agency Tax Allocation Rev.,			Power Auth. Rev., Series 2008
5.00%, 8/1/29 (Ambac)(1)	2,780,000	2,444,593	A, (Southern Transmission),
			5.00%, 7/1/22(1)	2,875,000	3,033,355
Shasta Lake Public Finance
Auth. Rev., 4.00%, 4/1/12(1)	1,000,000	989,100	Southern California Public
			Power Auth. Rev., Series 2008
Shasta Lake Public Finance			B, (Southern Transmission),
Auth. Rev., 4.50%, 4/1/15(1)	1,530,000	1,460,767
			6.00%, 7/1/27(1)	2,000,000	2,172,480
Shasta Lake Public Finance			Southwestern Community
Auth. Rev., 5.00%, 4/1/19(1)	2,400,000	2,270,352
			College District GO, 5.625%,
Shasta Lake Public Finance			8/1/11, Prerefunded at
Auth. Rev., 5.00%, 4/1/22(1)	2,130,000	1,941,857	101% of Par (Ambac)(1)(2)	1,975,000	2,177,536
Solano County COP, 5.00%,			Stockton Community
11/1/13 (NATL)(1)	1,135,000	1,257,637	Facilities District Special Tax
South Orange County Public			Rev., (No. 1 Weston Ranch),
Financing Auth. Special			5.50%, 9/1/09, Prerefunded
Tax Rev., Series 2003 A,			at 102% of Par(1)(2)	325,000	331,500
(Senior Lien), 5.00%,			Stockton Public Financing
9/1/12 (NATL)(1)	2,000,000	2,078,540	Auth. Rev., Series 2006 A,
South Tahoe Joint Powers			(Redevelopment), 5.00%,
Financing Auth. Rev., Series			9/1/25 (Radian)(1)	1,890,000	1,575,882
2005 A, (Redevelopment			Tuolumne Wind Project
Project Area No. 1), 5.00%,			Auth. Rev., Series 2009 A,
10/1/13 (Ambac)(1)	1,080,000	1,118,966	5.625%, 1/1/29(1)	1,000,000	1,027,310
South Tahoe Joint Powers			Turlock Health Facility COP,
Financing Auth. Rev., Series			(Emanuel Medical Center,
2005 A, (Redevelopment			Inc.), 4.25%, 10/15/09(1)	785,000	784,443
Project Area No. 1), 5.00%,			Turlock Health Facility COP,
10/1/15 (Ambac)(1)	1,195,000	1,234,017
			(Emanuel Medical Center,
South Tahoe Joint Powers			Inc.), 4.50%, 10/15/10(1)	820,000	817,343
Financing Auth. Rev., Series			Turlock Health Facility COP,
2005 A, (Redevelopment			(Emanuel Medical Center,
Project Area No. 1), 5.00%,			Inc.), 5.00%, 10/15/12(1)	895,000	889,218
10/1/17 (Ambac)(1)	1,310,000	1,315,738
			Turlock Health Facility COP,
			(Emanuel Medical Center,
			Inc.), 5.00%, 10/15/14(1)	985,000	942,251

25

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
Turlock Health Facility COP,			West Sacramento Financing
(Emanuel Medical Center,			Auth. Special Tax Rev.,
Inc.), 5.50%, 10/15/15(1)	$ 1,035,000	$ 1,001,797	Series 2006 A, 5.00%,
Turlock Health Facility COP,			9/1/18 (XLCA)(1)	$ 1,500,000	$ 1,417,485
(Emanuel Medical Center,			West Sacramento Financing
Inc.), 5.50%, 10/15/16(1)	1,090,000	1,041,386	Auth. Special Tax Rev.,
Turlock Health Facility COP,			Series 2006 A, 5.00%,
(Emanuel Medical Center,			9/1/19 (XLCA)(1)	1,500,000	1,388,100
Inc.), 5.50%, 10/15/17(1)	1,150,000	1,083,403	West Sacramento Financing
Turlock Irrigation District			Auth. Special Tax Rev.,
Rev., Series 2003 A, 5.00%,			Series 2006 A, 5.00%,
1/1/13 (NATL)(1)	2,175,000	2,358,679	9/1/20 (XLCA)(1)	1,350,000	1,231,254
University of California					556,092,439
Regents Medical Center			GUAM — 1.0%
Pooled Rev., Series 2008 D,			Guam Government Limited
5.00%, 5/15/27(1)	1,000,000	1,032,850	Obligation Rev., Series 2001
University of California Rev.,			A, 5.00%, 12/1/09 (FSA)(1)	5,000,000	5,038,550
Series 2009 Q,			Territory of Guam GO, Series
5.25%, 5/15/23(1)	2,000,000	2,187,220	2009 A, 6.00%, 11/15/19(1)	1,000,000	991,480
Val Verde Unified School					6,030,030
District COP, 5.00%,
1/1/14 (FGIC)(1)(2)	1,000,000	1,140,650	NORTHERN MARIANA ISLANDS — 0.2%
Val Verde Unified School			Northern Mariana Islands
District COP, 5.25%, 1/1/15,			GO, Series 2000 A, 5.75%,
			6/1/10 (ACA)(1)	1,430,000	1,431,873
Prerefunded at 100%
of Par (FGIC)(1)(2)	1,000,000	1,171,620	PUERTO RICO — 3.6%
Val Verde Unified School			Puerto Rico Electric Power
District COP, 5.25%, 1/1/15,			Auth. Rev., Series 2002 II,
Prerefunded at 100%			5.375%, 7/1/12, Prerefunded
of Par (FGIC)(1)(2)	1,145,000	1,341,505	at 101% of Par (NATL)(1)(2)	3,700,000	4,185,329
Val Verde Unified School			Puerto Rico Electric Power
District COP, 5.25%, 1/1/15,			Auth. Rev., Series 2002 KK,
Prerefunded at 100%			5.25%, 7/1/13 (FSA)(1)	2,655,000	2,825,106
of Par (FGIC)(1)(2)	1,415,000	1,657,842	Puerto Rico Electric Power
Val Verde Unified School			Auth. Rev., Series 2002 KK,
District COP, 5.25%, 1/1/15,			5.50%, 7/1/14 (FSA)(1)	3,140,000	3,372,077
Prerefunded at 100%			Puerto Rico GO, Series 2001
of Par (FGIC)(1)(2)	2,505,000	2,934,908	A, (Public Improvement),
Val Verde Unified School			5.50%, 7/1/17 (XLCA)(1)	5,000,000	5,155,100
District COP, 5.25%, 1/1/15,			Puerto Rico GO, Series 2004
Prerefunded at 100%			A, VRDN, 5.00%, 7/1/12(1)	1,750,000	1,782,253
of Par (FGIC)(1)(2)	2,640,000	3,093,077	Puerto Rico Government
Val Verde Unified School			Development Bank Rev.,
District COP, 5.25%, 1/1/15,			Series 2006 B, (Senior
Prerefunded at 100%			Notes), 5.00%, 12/1/15(1)	2,500,000	2,518,225
of Par (FGIC)(1)(2)	2,980,000	3,491,428	Puerto Rico Infrastructure
Ventura County Community			Financing Auth. Special
College District GO, Series			Tax Rev., Series 2006 B,
2008 C, (Election of 2002),			4.50%, 7/1/11(1)	1,400,000	1,428,392
5.50%, 8/1/33(1)	3,000,000	3,115,470			21,266,482
Vernon Electric System
Rev., Series 2009 A,
5.125%, 8/1/21(1)	5,000,000	5,001,300

26

California Tax-Free Bond

	Principal			Principal
	Amount	Value		Amount	Value
U.S. VIRGIN ISLANDS — 0.7%			Virgin Islands Public Finance
Virgin Islands Public Finance			Auth. Rev., Series 2004 A,
Auth. Rev., (Virgin Islands			(Virgin Islands Matching
Gross Receipts Taxes Loan			Fund Loan Note and Senior
Note), 5.00%, 10/1/18			Lien), 5.25%, 10/1/16(1)	$ 500,000	$ 505,570
(NATL/FGIC)(1)	$ 1,000,000	$ 988,610	Virgin Islands Public Finance
Virgin Islands Public Finance			Auth. Rev., Series 2004 A,
Auth. Rev., Series 1998 A,			(Virgin Islands Matching
(Senior Lien),			Fund Loan Note and Senior
5.50%, 10/1/13(1)	1,050,000	1,061,298	Lien), 5.25%, 10/1/20(1)	1,000,000	994,150
Virgin Islands Public Finance					4,228,662
Auth. Rev., Series 2004 A,			TOTAL INVESTMENT
(Virgin Islands Matching			SECURITIES — 98.7%
Fund Loan Note and Senior			(Cost $572,833,260)		589,049,486
Lien), 5.00%, 10/1/14(1)	500,000	506,355	OTHER ASSETS
Virgin Islands Public Finance			AND LIABILITIES — 1.3%		7,689,552
Auth. Rev., Series 2004 A,			TOTAL NET ASSETS — 100.0%		$596,739,038
(Virgin Islands Matching
Fund Loan Note and Senior
Lien), 5.25%, 10/1/15(1)	170,000	172,679

Futures Contracts
		Underlying Face
Contracts Sold	Expiration Date	Amount at Value	Unrealized Gain (Loss)
100 U.S. Long Bond	December 2009	$11,975,000	$(221,319)

Notes to Schedule of Investments
ACA = American Capital Access	(1)	Security, or a portion thereof, has been segregated for futures
AGC = Assured Guaranty Corporation		contracts. At the period end, the aggregate value of securities
Ambac = Ambac Assurance Corporation		pledged was $11,975,000.
COP = Certificates of Participation	(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
FGIC = Financial Guaranty Insurance Company	(3)	Security was purchased under Rule 144A of the Securities Act of
FGIC-TCRS = Financial Guaranty Insurance Company - Transferable		1933 or is a private placement and, unless registered under the
Custodial Receipts		Act or exempted from registration, may only be sold to qualified
FSA = Financial Security Assurance, Inc.		institutional investors. The aggregate value of these securities at
FSA-CR = Financial Security Assurance, Inc. - Custodial Receipts		the period end was $1,169,152, which represented 0.2% of total net assets.
GIC = Guaranteed Investment Contact
	(4)	Security is a zero-coupon municipal bond. The rate indicated is the
GO = General Obligation		yield to maturity at purchase. Zero-coupon securities are issued at
LOC = Letter of Credit		a substantial discount from their value at maturity.
M-S-R = Modesto, Stockton, Redding	(5)	Convertible capital appreciation bond. These securities are
NATL = National Public Finance Guarantee Corporation		issued with a zero-coupon and become interest bearing at a
predetermined rate and date and are issued at a substantial
NATL-IBC = National Public Finance Guarantee Corporation - Insured		discount from their value at maturity. Interest reset or final maturity
Bond Certificates		date is indicated, as applicable. Rate shown is effective at the
Radian = Radian Asset Assurance, Inc.		period end.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated.
Rate shown is effective at the period end.	See Notes to Financial Statements.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA = XL Capital Ltd.
XLCA-ICR = XL Capital Ltd. - Insured Custodial Receipts

27

Statement of Assets and Liabilities

AUGUST 31, 2009
	California Tax-Free	California
	Money Market	Tax-Free Bond
Assets
Investment securities, at value (cost of $433,597,422
and $572,833,260, respectively)	$433,597,422	$589,049,486
Cash	769,337	506,162
Receivable for investments sold	5,300,095	474,475
Receivable for capital shares sold	1,169,339	1,008,849
Interest receivable	482,852	7,445,477
Prepaid temporary guarantee program fees	10,854	—
	441,329,899	598,484,449

Liabilities
Payable for investments purchased	100,000	340,946
Payable for capital shares redeemed	1,437,804	707,367
Payable for variation margin on futures contracts	—	65,625
Accrued management fees	154,749	238,869
Dividends payable	166	392,604
	1,692,719	1,745,411

Net Assets	$439,637,180	$596,739,038

Capital Shares
Outstanding (unlimited number of shares authorized)	439,568,733	54,371,560

Net Asset Value Per Share	$1.00	$10.98

Net Assets Consist of:
Capital paid in	$439,568,729	$590,838,481
Accumulated undistributed net investment income (loss)	(166)	133,069
Accumulated undistributed net realized gain (loss)
on investment transactions	68,617	(10,227,419)
Net unrealized appreciation on investments	—	15,994,907
	$439,637,180	$596,739,038

See Notes to Financial Statements.

28

Statement of Operations

YEAR ENDED AUGUST 31, 2009
	California Tax-Free	California
	Money Market	Tax-Free Bond
Investment Income (Loss)
Income:
Interest	$6,694,382	$26,224,810

Expenses:
Management fees	2,498,837	2,777,896
Temporary guarantee program fees	215,880	—
Portfolio insurance	45,760	—
Trustees’ fees and expenses	27,682	31,034
Other expenses	3,292	1,602
	2,791,451	2,810,532
Fees waived	(320,851)	—
	2,470,600	2,810,532

Net investment income (loss)	4,223,782	23,414,278

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	73,055	(6,129,996)
Futures contract transactions	—	1,042,659
	73,055	(5,087,337)

Change in net unrealized appreciation (depreciation) on:
Investment	—	4,944,107
Futures contracts	—	(217,094)
	—	4,727,013

Net realized and unrealized gain (loss)	73,055	(360,324)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,296,837	$23,053,954

See Notes to Financial Statements.

29

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2009 AND AUGUST 31, 2008
	California Tax-Free Money Market		California Tax-Free Bond
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 4,223,782	$ 13,286,421	$ 23,414,278	$ 23,478,801
Net realized gain (loss)	73,055	44,508	(5,087,337)	(2,670,165)
Change in net unrealized
appreciation (depreciation)	—	—	4,727,013	4,477,924
Net increase (decrease) in net assets
resulting from operations	4,296,837	13,330,929	23,053,954	25,286,560

Distributions to Shareholders
From net investment income	(4,223,782)	(13,286,421)	(23,282,784)	(23,478,801)
From net realized gains	—	(173,341)	—	—
Decrease in net assets from distributions	(4,223,782)	(13,459,762)	(23,282,784)	(23,478,801)

Capital Share Transactions
Proceeds from shares sold	206,688,782	310,311,383	132,296,225	120,299,092
Issued in connection with acquisition
(Note 10)	—	—	—	124,217,258
Proceeds from reinvestment of distributions	3,928,321	12,578,608	18,658,483	18,991,692
Payments for shares redeemed	(351,102,162)	(295,058,722)	(164,962,371)	(116,586,293)
Net increase (decrease) in net assets
from capital share transactions	(140,485,059)	27,831,269	(14,007,663)	146,921,749

Net increase (decrease) in net assets	(140,412,004)	27,702,436	(14,236,493)	148,729,508

Net Assets
Beginning of period	580,049,184	552,346,748	610,975,531	462,246,023
End of period	$439,637,180	$580,049,184	$596,739,038	$610,975,531

Accumulated undistributed
net investment income (loss)	$(166)	—	$133,069	$1,575

Transactions in Shares of the Fund
Sold	206,688,782	310,311,383	12,355,744	10,931,066
Issued in connection with acquisition
(Note 10)	—	—	—	11,372,787
Issued in reinvestment of distributions	3,928,321	12,578,608	1,742,660	1,731,627
Redeemed	(351,102,162)	(295,058,722)	(15,494,704)	(10,606,944)
Net increase (decrease) in shares
of the funds	(140,485,059)	27,831,269	(1,396,300)	13,428,536

See Notes to Financial Statements.

30

Notes to Financial Statements

AUGUST 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization — American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Tax-Free Money Market Fund (Tax-Free Money Market) and California Tax-Free Bond Fund (Tax-Free Bond) (collectively, the funds) are two funds in a series issued by the trust. Tax-Free Money Market is diversified under Rule 2a-7 of the 1940 Act. Tax-Free Bond is diversified under the 1940 Act. The funds’ investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. Tax-Free Money Market invests primarily in municipal obligations with very short-term maturities. Tax-Free Bond invests primarily in municipal obligations of all maturity ranges. The following is a summary of the funds’ significant accounting policies.

Security Valuations — Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of Tax-Free Bond are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued — The funds may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2006. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

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Distributions to Shareholders — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since August 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through October 29, 2009, the date the financial statements were issued.

2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, temporary guarantee program fees, interest, fees and expenses of those trustees who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money Market and from 0.1625% to 0.2800% for Tax-Free Bond. The rates for the Complex Fee range from 0.2500% to 0.3100%. From August 1, 2008 to July 31, 2009, ACIM voluntarily agreed to waive 0.06% of its management fee for Tax-Free Money Market. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The effective annual management fee for Tax-Free Money Market for the year ended August 31, 2009 was 0.49% before waiver and 0.43% after waiver. The effective annual management fee was 0.48% for Tax-Free Bond for the year ended August 31, 2009.

Money Market Insurance — Tax-Free Money Market, along with other money market funds managed by ACIM, entered into an insurance agreement with Ambac Assurance Corporation (Ambac). Ambac provided limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Tax-Free Money Market paid annual premiums to Ambac, which were amortized daily over one year. For the year ended August 31, 2009, the ratio of money market insurance expense to average net assets was 0.01%. The agreement expired on January 31, 2009, and was not renewed.

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Temporary Guarantee Program — On October 3, 2008, the Board of Trustees approved Tax-Free Money Market to participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the program). The program provides coverage to guarantee the account values of shareholders in the event the fund’s net asset value falls below $0.995 and the Trustees liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. Participation in the program requires Tax-Free Money Market to pay a fee based on the net assets of Tax-Free Money Market as of the close of business on September 19, 2008, which is amortized daily over the period. Tax-Free Money Market participated in the program from September 19, 2008 through December 19, 2008 and paid a fee of 0.01% of its net assets as of September 19, 2008. Tax-Free Money Market continued its participation in the program from December 20, 2008 through April 30, 2009 and paid a fee of 0.015% of its net assets as of September 19, 2008. Tax-Free Money Market continued its participation in a program extension from May 1, 2009 through September 18, 2009 and paid a fee of 0.015% of its net assets as of September 19, 2008. The program expired on September 18, 2009. For the year ended August 31, 2009, the annualized ratio of the program fee to average net assets was 0.04%.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC.

The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the funds. JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

All investment transactions for Tax-Free Money Market were considered short-term during the year ended August 31, 2009.

Purchases and sales of investment securities for Tax-Free Bond, excluding short-term investments, for the year ended August 31, 2009, were $202,290,396 and $214,330,764 respectively.

4. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

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As of August 31, 2009, the valuation inputs used to determine the fair value of Tax-Fee Money Market’s municipal securities were classified as Level 2.

As of August 31, 2009, the valuation inputs used to determine the fair value of Tax-Fee Bond’s municipal securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively.

5. Derivative Instruments

Interest Rate Risk — Tax-Free Bond is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the year ended August 31, 2009, Tax-Free Bond purchased and sold futures contracts.

For Tax-Free Bond, the value of interest rate risk derivatives as of August 31, 2009, is disclosed on the Statement of Assets and Liabilities as a liability of $65,625 in payable for variation margin on futures contracts. For Tax-Free Bond, for the year ended August 31, 2009, the effect of interest rate risk derivatives on the Statement of Operations was $1,042,659 in net realized gain (loss) on futures contract transactions and $(217,094) in change in net unrealized appreciation (depreciation) on futures contracts.

The value of derivative instruments at period end and the effect of derivatives on the Statement of Operations is indicative of Tax-Free Bond’s typical volume.

6. Bank Line of Credit

Tax-Free Bond, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the funds to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. Tax-Free Bond did not borrow from the line during the year ended August 31, 2009.

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7. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the year ended August 31, 2009, the funds did not utilize the program.

8. Risk Factors

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 were as follows:

	Tax-Free Money Market		Tax-Free Bond
	2009	2008	2009	2008
Distributions Paid From
Exempt income	$4,219,344	$13,291,025	$23,282,784	$23,477,398
Taxable ordinary income	$1,217	$12,012	—	$1,403
Long-term capital gains	$3,221	$156,725	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of August 31, 2009, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

	Tax-Free
	Money Market	Tax-Free Bond
Federal tax cost of investments	$433,597,422	$573,671,385
Gross tax appreciation of investments	—	$22,878,842
Gross tax depreciation of investments	—	(7,500,741)
Net tax appreciation (depreciation) of investments	—	$15,378,101
Undistributed ordinary income	$68,451	—
Undistributed exempt income	—	$133,069
Accumulated capital losses	—	$(5,305,027)
Capital loss deferrals	—	$(4,305,586)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on straddle positions and the realization for tax purposes of unrealized gain (loss) for certain futures contracts.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire as follows:

	2011	2012	2013	2014	2015	2016	2017
Tax-Free Bond	$905,757	—	$405,593	$322,273	$551,134	$275,673	$2,844,597

The capital loss deferrals listed above represent net capital losses incurred in the ten-month period ended August 31, 2009. Tax-Free Bond has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. Reorganization Plan

On December 8, 2006, the Board of Trustees approved a plan of reorganization (the reorganization) pursuant to which Tax-Free Bond acquired all of the assets of California Limited-Term Tax-Free Fund (Limited-Term), one fund in a series issued by the trust, in exchange for shares of equal value of Tax-Free Bond and the assumption by Tax-Free Bond of certain of Limited-Term’s ordinary course liabilities. The financial statements and performance history of Tax-Free Bond was carried over in the post-reorganization. The reorganization was effective after the close of business on August 31, 2007. New shares in connection with the reorganization were issued by Tax-Free Bond on September 4, 2007.

The acquisition was accomplished by a tax-free exchange of 11,372,787 shares of Tax-Free Bond for 12,057,363 outstanding shares of Limited-Term. The net assets of Limited-Term and Tax-Free Bond immediately before the acquisition were $124,217,258 and $462,246,023, respectively. Limited-Term’s unrealized appreciation of $404,931 was combined with that of Tax-Free Bond. Immediately after the acquisition, the combined net assets were $586,463,281. Tax-Free Bond acquired accumulated capital losses and capital loss deferrals of $(1,633,013) and $(212,243), respectively, from Limited-Term.

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11. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008 and has been adopted by the funds. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities.

12. Other Tax Information (Unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

Tax-Free Money Market and Tax-Free Bond hereby designate $4,233,723 and $23,192,474, respectively, or up to the maximum amount allowable, of exempt interest distributions for the fiscal year ended August 31, 2009.

Tax-Free Money Market hereby designates $3,221, or up to the maximum amount allowable, of long-term capital gain distributions for the fiscal year ended August 31, 2009.

Tax-Free Money Market hereby designates $1,217 of distributions as qualified short-term capital gains for purposes of Internal Revenue Code Section 871.

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Financial Highlights

California Tax-Free Money Market

For a Share Outstanding Throughout the Years Ended August 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations
Net Investment Income (Loss)	0.01	0.02	0.03	0.03	0.02
Distributions
From Net Investment Income	(0.01)	(0.02)	(0.03)	(0.03)	(0.02)
From Net Realized Gains	—	—(1)	—	—	—
Total Distributions	(0.01)	(0.02)	(0.03)	(0.03)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(2)	0.77%	2.38%	3.16%	2.70%	1.54%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.49%(3)	0.47%(3)	0.49%(3)	0.52%(3)	0.52%
Ratio of Operating Expenses to Average
Net Assets (Before Expense Waiver)	0.55%	0.51%	0.51%	0.52%	0.52%
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.83%(3)	2.32%(3)	3.12%(3)	2.64%(3)	1.53%
Net Investment Income (Loss) to Average
Net Assets (Before Expense Waiver)	0.77%	2.28%	3.10%	2.64%	1.53%
Net Assets, End of Period (in thousands)	$439,637	$580,049	$552,347	$530,013	$617,356

(1)	Per-share amount was less than $0.005.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any.
(3)	Effective August 1, 2006, the investment advisor voluntarily agreed to waive a portion of its management fee.

See Notes to Financial Statements.

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California Tax-Free Bond

For a Share Outstanding Throughout the Years Ended August 31
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$10.96	$10.92	$11.15	$11.33	$11.41
Income From Investment Operations
Net Investment Income (Loss)	0.44	0.44	0.45	0.46	0.46
Net Realized and Unrealized Gain (Loss)	0.01	0.04	(0.23)	(0.18)	(0.08)
Total From Investment Operations	0.45	0.48	0.22	0.28	0.38
Distributions
From Net Investment Income	(0.43)	(0.44)	(0.45)	(0.46)	(0.46)
From Net Realized Gains	—	—	—	—(1)	—
Total Distributions	(0.43)	(0.44)	(0.45)	(0.46)	(0.46)
Net Asset Value, End of Period	$10.98	$10.96	$10.92	$11.15	$11.33

Total Return(2)	4.32%	4.42%	1.98%	2.58%	3.36%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income (Loss)
to Average Net Assets	4.07%	3.96%	4.06%	4.13%	4.02%
Portfolio Turnover Rate	36%	41%	41%	34%	34%
Net Assets, End of Period (in thousands)	$596,739	$610,976	$462,246	$432,052	$435,887

(1)	Per-share amount was less than $0.005.
(2)	Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

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Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century California Tax-Free and Municipal Funds and Shareholders of the California Tax-Free Money Market Fund and the California Tax-Free Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California Tax-Free Money Market Fund and the California Tax-Free Bond Fund (two of the four funds in the American Century California Tax-Free and Municipal Funds, hereafter referred to as the “Funds”) at August 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 29, 2009

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Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are “interested” primarily by virtue of their engagement as directors and/ or officers of, or ownership interest in, American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund’s investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the fund’s principal underwriter, American Century Investment Services, Inc. (ACIS); and the fund’s transfer agent, American Century Services, LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 registered investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

Interested Trustee
Jonathan S. Thomas, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1963
Position(s) Held with Funds: Trustee (since 2007) and President (since 2007)
Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, ACC
(March 2007 to present); Chief Administrative Officer, ACC (February 2006 to
February 2007); Executive Vice President, ACC (November 2005 to February 2007)
Also serves as: President, Chief Executive Officer and Director, ACS; Executive
Vice President, ACIM and ACGIM; Director, ACIM, ACGIM, ACIS and other ACC subsidiaries. Managing Director, Morgan Stanley (March 2000 to November 2005)
Number of Portfolios in Fund Complex Overseen by Trustee: 103
Other Directorships Held by Trustee: None

Independent Trustees
John Freidenrich, 1665 Charleston Road, Mountain View, CA 94043
Year of Birth: 1937
Position(s) Held with Funds: Trustee (since 2005)
Principal Occupation(s) During Past 5 Years: Member and Manager, Regis Management
Company, LLC (money management firm) (April 2004 to present); Partner and
Founder, Bay Partners (venture capital firm) (1976 to 2006)
Number of Portfolios in Fund Complex Overseen by Trustee: 40
Other Directorships Held by Trustee: None

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Ronald J. Gilson, 1665 Charleston Road, Mountain View, CA 94043
Year of Birth: 1946
Position(s) Held with Funds: Trustee (since 1995) and Chairman of the Board (since 2005)
Principal Occupation(s) During Past 5 Years: Charles J. Meyers Professor of Law and Business,
Stanford Law School (1979 to present); Marc and Eva Stern Professor of Law and
Business, Columbia University School of Law (1992 to present)
Number of Portfolios in Fund Complex Overseen by Trustee: 40
Other Directorships Held by Trustee: None

Frederick L.A. Grauer, 1665 Charleston Road, Mountain View, CA 94043
Year of Birth: 1946
Position(s) Held with Funds: Trustee (since 2008)
Principal Occupation(s) During Past 5 Years: Senior Advisor, Barclays Global Investors (asset manager) (2003 to present)
Number of Portfolios in Fund Complex Overseen by Trustee: 40
Other Directorships Held by Trustee: None

Peter F. Pervere, 1665 Charleston Road, Mountain View, CA 94043
Year of Birth: 1947
Position(s) Held with Funds: Trustee (since 2007)
Principal Occupation(s) During Past 5 Years: Retired, formerly Vice President and Chief
Financial Officer, Commerce One, Inc. (software and services provider)
Number of Portfolios in Fund Complex Overseen by Trustee: 40
Other Directorships Held by Trustee: None

Myron S. Scholes, 1665 Charleston Road, Mountain View, CA 94043
Year of Birth: 1941
Position(s) Held with Funds: Trustee (since 1980)
Principal Occupation(s) During Past 5 Years: Chairman, Platinum Grove Asset Management,
L.P. (asset manager) (1999 to present); Frank E. Buck Professor of Finance-Emeritus,
Stanford Graduate School of Business (1996 to present)
Number of Portfolios in Fund Complex Overseen by Trustee: 40
Other Directorships Held by Trustee: Dimensional Fund Advisors

John B. Shoven, 1665 Charleston Road, Mountain View, CA 94043
Year of Birth: 1947
Position(s) Held with Funds: Trustee (since 2002)
Principal Occupation(s) During Past 5 Years: Professor of Economics, Stanford University
(1973 to present)
Number of Portfolios in Fund Complex Overseen by Trustee: 40
Other Directorships Held by Trustee: Cadence Design Systems; E×ponent

Jeanne D. Wohlers, 1665 Charleston Road, Mountain View, CA 94043
Year of Birth: 1945
Position(s) Held with Funds: Trustee (since 1984)
Principal Occupation(s) During Past 5 Years: Retired
Number of Portfolios in Fund Complex Overseen by Trustee: 40
Other Directorships Held by Trustee: None

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Officers
Barry Fink, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1955
Position(s) Held with Funds: Executive Vice President (since 2007)
Principal Occupation(s) During Past 5 Years: Chief Operating Officer and Executive Vice
President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007); Global General
Counsel, Morgan Stanley (2000 to 2006). Also serves as: Director, ACC, ACS, ACIS and other ACC subsidiaries

Maryanne Roepke, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1956
Position(s) Held with Funds: Chief Compliance Officer (since 2006) and Senior Vice
President (since 2000)
Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, ACIM, ACGIM
and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to
August 2006); and Treasurer and Chief Financial Officer, various American
Century Investments funds (July 2000 to August 2006). Also serves as: Senior
Vice President, ACS

Charles A. Etherington, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1957
Position(s) Held with Funds: General Counsel (since 2007) and Senior Vice President
(since 2006)
Principal Occupation(s) During Past 5 Years: Attorney, ACC (February 1994 to present); Vice
President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

Robert Leach, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1966
Position(s) Held with Funds: Vice President, Treasurer and Chief Financial Officer (all
since 2006)
Principal Occupation(s) During Past 5 Years: Vice President, ACS (February 2000 to present);
and Controller, various American Century Investments funds (1997 to September 2006)

David H. Reinmiller, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1963
Position(s) Held with Funds: Vice President (since September 2001)
Principal Occupation(s) During Past 5 Years: Attorney, ACC (January 1994 to present);
Associate General Counsel, ACC (January 2001 to present); Chief Compliance
Officer, American Century Investments funds, ACIM and ACGIM (January 2001 to
February 2005). Also serves as: Associate General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Vice President, ACIM, ACGIM and ACS

Ward Stauffer, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1960
Position(s) Held with Funds: Secretary (since March 2005)
Principal Occupation(s) During Past 5 Years: Attorney, ACC (June 2003 to present)

The SAI has additional information about the funds’ trustees and is available without charge, upon request, by calling 1-800-345-2021.

43

Approval of Management Agreements

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services to a mutual fund are required to be reviewed, evaluated and approved each year by the fund’s board of directors/ trustees, including a majority of a fund’s independent directors/trustees (the “Directors”). At American Century Investments, this process is referred to as the “15(c) Process.” The board oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the board, the nature and quality of significant services provided by the advisor, the investment performance of the funds, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board’s approval or renewal of any advisory agreements within the fund’s most recently completed fiscal half-year period.

Annual Contract Review Process

As part of the annual 15(c) Process, the Directors requested and reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the “15(c) Providers”) concerning California Tax-Free Money Market and California Tax-Free Bond (the “funds”) and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

• the nature, extent and quality of investment management, shareholder services and other services that the advisor provides to the funds;

• the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

• the compliance policies, procedures, and regulatory experience of the advisor;

• data comparing the cost of owning each fund to the cost of owning a similar fund;

• data comparing each fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

• financial data showing the profitability of each fund to the advisor and the overall profitability of the advisor;

44

• data comparing services provided and charges to other non-fund invest-ment management clients of the advisor; and

• collateral or “fall-out” benefits derived by the advisor from the manage-ment of the funds, and potential sharing of economies of scale in connection with the management of the funds.

In keeping with its practice, the Directors at a special meeting and at a regularly scheduled quarterly meeting reviewed and discussed the information provided by the advisor throughout the year and to negotiate with the advisor the renewal of the management agreement, including the setting of the applicable management fee. The Directors had the benefit of the advice of their independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the advisor, independent data providers, and the board’s independent counsel, and evaluated such information for each fund the board oversees. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew each fund’s management agreement under the terms ultimately determined by the board to be appropriate, the Directors based their decision on a number of factors, including the following.

Nature, Extent and Quality of Services - Generally. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

• fund construction and design

• initial capitalization/funding

• portfolio research and security selection

• securities trading

• fund administration

• custody of fund assets

• daily valuation of fund portfolios

• shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

• legal services

• regulatory and portfolio compliance

45

• financial reporting

• marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis throughout the year and at their regularly scheduled board and committee meetings.

Investment Management Services. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage each fund in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting and at the special meeting to consider renewal of the management agreement, the Directors, directly and through its Portfolio Committee, review investment performance information for each fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. If performance concerns are identified, the underperforming fund receives special reviews until performance improves, during which Directors discuss with the advisor the reasons for such underperformance (e.g., market conditions, security and sector selection) and any efforts being undertaken to improve performance. Each fund’s performance for both the one- and three-year periods was at or above the median for its respective peer group.

Shareholder and Other Services. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The Directors, directly and through the various Committees of the Board, review reports and evaluations of such services at their regular quarterly meetings and at their special meeting to consider renewal of the management agreement, including the annual meeting concerning contract review, and other reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

46

Costs of Services Provided and Profitability. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing each fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. The Directors have also reviewed with the advisor its methodology for compensating the investment professionals that provide services to the funds. This financial information regarding the advisor is considered in order to evaluate the advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

Ethics. The Directors generally consider the advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Directors review information provided by the advisor regarding the existence of economies of scale in connection with the investment management of the funds. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors seek to evaluate economies of scale by reviewing information, such as year-over-year profitability of the advisor generally, the profitability of its management of each fund specifically, and the expenses incurred by the advisor in providing various functions to the funds. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the fund increase in size, and through reinvestment in its business to provide shareholders additional services and enhancements to existing services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of each fund reflect the complexity of assessing economies of scale.

Comparison to Other Funds’ Fees. Each fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund’s independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, record-keeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, the components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee

47

cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors’ analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the fund’s unified fee to the total expense ratio of other funds in the fund’s peer group. The Directors also reviewed updated fee level data provided by the advisor, but recognized that comparative data was particularly difficult to evaluate given the significant market developments during the past year impacting fund assets. The unified fees charged to shareholders of California Tax-Free Bond and California Tax-Free Money Market were in the lowest quartile of the total expense ratios of their respective peer groups.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the advisor concerning the nature and extent of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Directors considered the existence of collateral benefits the advisor may receive as a result of its relationship with the funds. They concluded that the advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions but concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of each fund to determine breakpoints in the fund’s fee schedule, provided they are managed using the same investment team and strategy.

Conclusions of the Directors

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of their independent legal counsel, taking into account all of the factors discussed above and the information provided by the advisor and others, concluded that the investment management agreement between each fund and the advisor, including the management fee, is fair and reasonable in light of the services provided and should be renewed for a one-year term.

48

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

49

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital 3-Year Municipal Bond Index is composed of those securities included in the Barclays Capital Municipal Bond Index that have maturities of two to four years.

The Barclays Capital 5-Year General Obligation (GO) Bond Index is composed of investment-
grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The Barclays Capital California Tax-Exempt Bond Index is composed of those securities included in the Barclays Capital Municipal Bond Index that are investment-
grade and are issued in California.

The Barclays Capital Long-Term Municipal Bond Index is composed of those securities included in the Barclays Capital Municipal Bond Index that have maturities greater than 22 years.

The Barclays Capital Municipal Bond Index is a market value-weighted index designed for the long-term tax-exempt bond market.

The Barclays Capital Non-Investment-Grade Municipal Bond Index is composed of non-
investment grade U.S. municipal securities with a remaining maturity of one year or more.

The Barclays Capital U.S. Aggregate Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-
denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Treasury Index is composed of those securities included in the Barclays Capital U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

50

Notes

51

Notes

52

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century California Tax-Free and Municipal Funds

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0910
CL-ANN-66476N

ITEM 2. CODE OF ETHICS.
(a)	The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.
(b)	No response required.
(c)	None.
(d)	None.
(e)	Not applicable.
(f)	The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to
American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on
Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)	The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2)	Peter F. Pervere, Jeanne D. Wohlers and Ronald J. Gilson are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.
(a)(3)	Not applicable.
(b)	No response required.
(c)	No response required.
(d)	No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees.
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:
	FY 2008:	$ 85,356
	FY 2009:	$107,593

(b)	Audit-Related Fees.
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:
	For services rendered to the registrant:
	FY 2008:	$0
	FY 2009:	$0
	Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X
	(relating to certain engagements for non-audit services with the registrant’s investment adviser
	and its affiliates):
	FY 2008:	$0
	FY 2009:	$0

(c)	Tax Fees.
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:
	For services rendered to the registrant:
	FY 2008:	$0
	FY 2009:	$27,288
	These services included assistance with communications and filings to the Internal Revenue
	Service for a change in accounting method.
	Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X
	(relating to certain engagements for non-audit services with the registrant’s investment adviser
	and its affiliates):
	FY 2008:	$0
	FY 2009:	$27,288
	These services included assistance with communications and filings to the Internal Revenue
	Service for a change in accounting method.

(d)	All Other Fees.
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:
	For services rendered to the registrant:
	FY 2008:	$0
	FY 2009:	$0

	Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X
	(relating to certain engagements for non-audit services with the registrant’s investment adviser
	and its affiliates):

	FY 2008:	$0
	FY 2009:	$0

(e)(1)	In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the
	accountant is engaged by the registrant to render audit or non-audit services, the engagement is
	approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
	Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s
	engagements for non-audit services with the registrant’s investment adviser, its parent company,
	and any entity controlled by, or under common control with the investment adviser that
	provides ongoing services to the registrant, if the engagement relates directly to the operations
	and financial reporting of the registrant.

(e)(2)	All services described in each of paragraphs (b) through (d) of this Item were pre-approved
	before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of
	Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be
	approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the
	registrant’s financial statements for the most recent fiscal year that were attributed to work
	performed by persons other than the principal accountant’s full-time, permanent employees was
	less than 50%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the
	registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser
	whose role is primarily portfolio management and is subcontracted with or overseen by another
	investment adviser), and any entity controlling, controlled by, or under common control with
	the adviser that provides ongoing services to the registrant for each of the last two fiscal years
	of the registrant were as follows:

	FY 2008:	$ 90,000
	FY 2009:	$177,638

(h)	The registrant’s investment adviser and accountant have notified the registrant’s audit
	committee of all non-audit services that were rendered by the registrant’s accountant to the
	registrant’s investment adviser, its parent company, and any entity controlled by, or under
	common control with the investment adviser that provides services to the registrant, which
	services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
	Regulation S-X. The notification provided to the registrant’s audit committee included
	sufficient details regarding such services to allow the registrant’s audit committee to consider
	the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset
Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591,
on September 29, 2005.

(a)(2)	Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the
Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-
99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 30, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 30, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 30, 2009